UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513)-520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

ActivePassive Core Bond ETF
APCB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of  September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Core Bond ETF	$36	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Core Bond ETF underperformed the Bloomberg U.S. Aggregate Bond Total Return Index by 28 basis points during the trailing 1-year period ended August 31, 2024, with a return of 7.02% compared with 7.30% for the index. The U.S. bond markets have provided strong performance, with yields initially pushing higher starting in September 2023 but coming back down in 2024. The recent movement lower was driven by expectations of a series of rate cuts by the Federal Reserve for the end of 2024 and 2025. The primary detractors for the Fund during the year were the international bond-U.S. dollar-hedged exposure, weak relative performance in the passive allocation, and treasury debt exposure. The primary contributors during the year were the strong relative performance from active sub-advisor allocations, the mortgage-backed securities exposure, and the corporate bond exposure.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2024. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Core Bond ETF NAV	7.02	3.67
ActivePassive Core Bond ETF Market	7.05	3.82
Bloomberg U.S. Aggregate Total Return Bond Index	7.30	3.75
Visit https://www.activepassive.com/apcb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
ActivePassive Core Bond ETF	PAGE 1	TSR-AR-89834G752

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$737,983,159
Number of Holdings	1,277
Net Advisory Fee	$1,299,392
Portfolio Turnover	125%
Average Credit Quality	AA-
Effective Duration	5.89 years
Weighted Average Maturity	8.05 years
Visit https://www.activepassive.com/apcb for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
United States Treasury Note/Bond	32.8%
iShares MBS ETF	12.6%
Vanguard Total International Bond ETF	9.8%
Federal National Mortgage Association	4.6%
iShares Core U.S. Aggregate Bond ETF	3.7%
Federal Home Loan Mortgage Corp.	3.4%
First American Government Obligations Fund	0.7%
United States Treasury Inflation Indexed Bonds	0.7%
Citigroup, Inc.	0.6%
International Bank for Reconstruction & Development	0.6%

Top Sectors
Government	36.5%
Mortgage Securities	11.0%
Financials**	8.4%
Energy**	2.9%
Asset Backed Securities	2.5%
Industrials**	2.3%
Health Care**	1.8%
Utilities**	1.6%
Information Technology**	1.5%
Cash & Other	31.5%

Credit Breakdown	(%)*
AAA	3.4%
AA	60.6%
A	10.0%
BBB	15.1%
BB	1.4%
B	0.4%
NR	9.1%
*	Credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organizations and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.activepassive.com/apcb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Core Bond ETF	PAGE 2	TSR-AR-89834G752

ActivePassive Intermediate Municipal Bond ETF
APMU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of  September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Intermediate Municipal Bond ETF	$36	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Intermediate Municipal Bond ETF underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index, the benchmark which represents the Fund’s investable universe, by 27 basis points during the trailing 1-year period ended August 31, 2024, with a return of 4.47% compared with 4.74% for the index. The Fund also underperformed the broad-based Bloomberg Municipal Bond Index which had a return of 6.09% during the 1-year period ended August 31, 2024. The yields in the municipal markets saw similar patterns to the taxable markets, as the municipal bond yield initially moved higher starting in September 2023, but came back down. The recent movement lower was driven by expectations of a series of rate cuts by the Federal Reserve for the end of 2024 and 2025. Long duration municipal bonds benefitted the most from the shifting yield curve. The primary detractors for the Fund during the year were the weak relative performance in the passive allocation and lower quality bonds generally out-performing high quality bonds. The primary contributors during the year were the strong relative performance from active sub-advisor allocation and longer duration bonds outperforming shorter duration bonds.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2024. Initial Investment of $10,000)
ActivePassive Intermediate Municipal Bond ETF	PAGE 1	TSR-AR-89834G745

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Intermediate Municipal Bond ETF NAV	4.47	1.83
ActivePassive Intermediate Municipal Bond ETF Market	4.63	1.95
Bloomberg Municipal Bond Index	6.09	3.79
Bloomberg Muni 1-10 Year Blend Total Return Index	4.74	3.04
Visit https://www.activepassive.com/apmu for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$139,629,955
Number of Holdings	826
Net Advisory Fee	$279,764
Portfolio Turnover	104%
Average Credit Quality	AA
Effective Duration	3.61 years
Weighted Average Maturity	5.01 years
Visit https://www.activepassive.com/apmu for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
iShares National Muni Bond ETF	4.6%
First American Government Obligations Fund	4.0%
State of Illinois	3.1%
Commonwealth of Pennsylvania	2.1%
Illinois Finance Authority	2.0%
State of Florida	1.7%
State of Ohio	1.6%
State of Minnesota	1.6%
State of Maryland	1.5%
State of Wisconsin	1.4%

Top Sectors
US Municipal	92.8%
Cash & Other	7.2%

Credit Breakdown	(%)*
AAA	20.3%
AA	48.4%
A	16.1%
BBB	0.9%
BB+	0.4%
NR	13.9%
*	Credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organizations and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.activepassive.com/apmu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Intermediate Municipal Bond ETF	PAGE 2	TSR-AR-89834G745

ActivePassive International Equity ETF
APIE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of  September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive International Equity ETF	$49	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive International Equity ETF outperformed the S&P Classic ADR Composite Index (NR), the benchmark which represents the Fund’s investable universe, by 17 basis points during the trailing 1-year period ended August 31, 2024, with a return of 18.90% compared with 18.73% for the index. The Fund underperformed the broad-based S&P Global BMI TR Index which had a return of 22.97% during the 1-year period ended August 31, 2024. Economic growth has shown resiliency across the international markets, and while they have trailed the U.S. markets’ performance, they also provided strong returns overall. The developed markets countries were ahead of emerging markets, with weakness in Latin American countries and China detracting from relative returns. The primary detractors for the Fund during the year were the foreign large growth allocation, the exposure to the momentum factor within the Fund’s strategic beta allocation, and stock selection within Japan, France, and India. The primary contributors during the year were the emerging markets equity exposure, value and quality factors within the Fund’s strategic beta allocation, the passive allocation exposure within the market series allocation, and stock selection within the U.K., Taiwan, and Germany.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co Ltd ADR
↑	SAP SE ADR
↑	RELX PLC ADR
↑	Novo Nordisk A/S ADR
↑	Schneider Electric SE ADR

Top Detractors
↓	Lvmh Moet Hennessy Louis Vuitton SE ADR
↓	Nestle SA ADR
↓	Rentokil Initial PLC ADR
↓	Genmab A/S ADR
↓	STMicroelectronics NV ADR
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
ActivePassive International Equity ETF	PAGE 1	TSR-AR-89834G737

CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2024. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive International Equity ETF NAV	18.90	15.69
ActivePassive International Equity ETF Market	18.93	15.75
S&P Global BMI TR	22.97	22.61
S&P Classic ADR Composite Index (USD) NTR	18.73	14.66
Visit https://www.activepassive.com/apie for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$801,135,505
Number of Holdings	417
Net Advisory Fee	$1,687,414
Portfolio Turnover	63%
Visit https://www.activepassive.com/apie for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
RELX PLC	2.1%
Tencent Holdings Ltd.	2.0%
SAP SE	2.0%
Novo Nordisk AS	1.8%
Novartis AG	1.6%
AstraZeneca PLC	1.5%
ASML Holding NV	1.5%
Roche Holding AG	1.4%
Toyota Motor Corp.	1.4%

Top Sectors*
Financials	18.0%
Information Technology	14.4%
Industrials	13.9%
Health Care	12.6%
Consumer Discretionary	12.5%
Consumer Staples	8.7%
Communication Services	7.3%
Materials	5.0%
Energy	4.0%
Cash & Other	3.6%

Top Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
RELX PLC	2.1%
Tencent Holdings Ltd.	2.0%
SAP SE	2.0%
Novo Nordisk AS	1.8%
Novartis AG	1.6%
AstraZeneca PLC	1.5%
ASML Holding NV	1.5%
Roche Holding AG	1.4%
Toyota Motor Corp.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ActivePassive International Equity ETF	PAGE 2	TSR-AR-89834G737

This is a summary of certain changes to the Fund since December 29, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or sending an email request to ClientServices@envestnetpmc.com.
Changes to Fund’s Investment Sub Adviser:
Lazard Asset Management was added as an additional sub-adviser, managing an active strategy investing in international stocks. AllianceBernstein was removed as a sub-adviser managing an active strategy investing in international stocks.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.activepassive.com/apie.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive International Equity ETF	PAGE 3	TSR-AR-89834G737

ActivePassive U.S. Equity ETF
APUE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of  September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive U.S. Equity ETF	$34	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive U.S. Equity ETF outperformed the CRSP US Total Market Total Return Index (NR) by 91 basis points during the trailing 1-year period ended August 31, 2024, with a return of 27.08% compared with 26.17% for the index. U.S. equities generally led global markets higher during the trailing year behind investor optimism and a stronger than expected economic backdrop. The U.S. economy has continued to show signs of improvement with resilient labor markets and moderating inflation. The primary detractors for the Fund during the year were the small cap equity allocation, the value factor within the Fund’s strategic beta allocation, and stock selection within the financial services and materials sectors. The primary contributors during the year were the quality factor within the Fund’s strategic beta allocation, the passive allocation exposure within the market series allocation, and stock selection within the consumer cyclical, healthcare, and industrial sectors.

Top Contributors
↑	NVIDIA Corp
↑	Dimensional US Small Cap ETF
↑	Microsoft Corp
↑	Apple Inc
↑	Meta Platforms Inc Class A

Top Detractors
↓	Tesla Inc
↓	Intel Corp
↓	Cisco Systems Inc
↓	Bristol-Myers Squibb Co
↓	Pfizer Inc
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
ActivePassive U.S. Equity ETF	PAGE 1	TSR-AR-89834G729

CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2024. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive U.S. Equity ETF NAV	27.08	29.29
ActivePassive U.S. Equity ETF Market	26.73	29.17
CRSP US Total Market Total Return Index	26.17	28.24
Visit https://www.activepassive.com/apue for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,587,666,064
Number of Holdings	336
Net Advisory Fee	$2,375,960
Portfolio Turnover	55%
Visit https://www.activepassive.com/apue for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2024)

Top 10 Issuers
Apple, Inc.	6.0%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.7%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc.	2.2%
Berkshire Hathaway, Inc.	2.0%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.5%

Top Sectors*
Information Technology	27.9%
Financials	12.6%
Health Care	11.5%
Consumer Discretionary	9.8%
Industrials	8.8%
Communication Services	8.2%
Consumer Staples	5.8%
Real Estate	2.8%
Utilities	2.6%
Cash & Other	10.0%

Top Holdings
Apple, Inc.	6.0%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.7%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.6%
JPMorgan Chase & Co.	1.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ActivePassive U.S. Equity ETF	PAGE 2	TSR-AR-89834G729

This is a summary of certain changes to the Fund since December 29, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or sending an email request to ClientServices@envestnetpmc.com.
Changes to Fund’s Investment Sub Adviser:
The London Company of Virginia was added as a sub-adviser managing an active strategy investing in small to mid-capitalization US stocks.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.activepassive.com/apue.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive U.S. Equity ETF	PAGE 3	TSR-AR-89834G729

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$65,000	$63,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$13,000	$13,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ActivePassive ETFs
ActivePassive Core Bond ETF (APCB)
ActivePassive Intermediate Municipal Bond ETF (APMU)
ActivePassive International Equity ETF (APIE)
ActivePassive U.S. Equity ETF (APUE)
Annual Report
August 31, 2024

ActivePassive Core Bond ETF
Schedule of investments
August 31, 2024

	Par	Value
U.S. Treasury Securities — 33.6%
United States Treasury Inflation Indexed Bonds
2.13%, 04/15/2029	$3,108,164	$3,166,319
1.75%, 01/15/2034	1,660,864	1,656,074
2.13%, 02/15/2054	644,925	655,488
United States Treasury Note/Bond
4.63%, 02/28/2025	1,809,000	1,807,702
2.63%, 03/31/2025	1,307,000	1,292,103
3.88%, 03/31/2025	5,146,000	5,122,085
0.38%, 04/30/2025	512,000	497,964
2.88%, 04/30/2025	1,194,000	1,180,317
3.88%, 04/30/2025	279,000	277,584
2.13%, 05/15/2025	1,958,000	1,924,753
2.75%, 05/15/2025	158,000	155,986
0.25%, 05/31/2025	5,000	4,844
2.88%, 05/31/2025	5,000	4,940
2.88%, 06/15/2025	6,000	5,923
2.75%, 06/30/2025	1,066,000	1,051,377
3.00%, 07/15/2025	920,000	908,873
4.25%, 10/15/2025	5,000	4,998
4.25%, 12/31/2025	683,000	683,440
4.25%, 01/31/2026	266,000	266,374
4.00%, 02/15/2026	375,000	374,429
4.63%, 02/28/2026	295,000	297,161
4.63%, 03/15/2026	1,657,000	1,670,140
4.50%, 03/31/2026	656,000	660,151
4.88%, 04/30/2026	829,000	839,848
4.88%, 05/31/2026	882,000	894,506
4.63%, 06/30/2026	854,000	863,424
1.88%, 07/31/2026	345,000	331,955
4.38%, 07/31/2026	864,000	870,548
6.75%, 08/15/2026	1,661,000	1,752,971
0.75%, 08/31/2026	186,000	174,767
2.00%, 11/15/2026	673,000	646,527
4.63%, 11/15/2026	3,594,000	3,649,174
1.63%, 11/30/2026	205,000	195,166
4.38%, 12/15/2026	864,000	873,433
4.00%, 01/15/2027	3,055,000	3,064,607
4.13%, 02/15/2027	6,806,000	6,849,202
4.25%, 03/15/2027	548,000	553,651
4.50%, 04/15/2027	1,496,000	1,520,894
4.50%, 05/15/2027	3,231,000	3,286,217
4.63%, 06/15/2027	4,391,000	4,486,196

The accompanying notes are an integral part of these financial statements.

1

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
U.S. Treasury Securities — continued
United States Treasury Note/Bond — continued
3.25%, 06/30/2027	$5,000	$4,927
0.38%, 09/30/2027	10,000	9,021
0.50%, 10/31/2027	1,136,000	1,025,839
6.13%, 11/15/2027	1,666,000	1,784,377
0.63%, 11/30/2027	5,000	4,523
0.63%, 12/31/2027	1,422,000	1,283,077
0.75%, 01/31/2028	5,000	4,520
4.00%, 02/29/2028	512,000	515,840
3.63%, 03/31/2028	1,510,000	1,503,423
1.25%, 05/31/2028	5,000	4,564
1.25%, 06/30/2028	5,000	4,555
1.00%, 07/31/2028	3,798,000	3,419,387
2.88%, 08/15/2028	1,173,000	1,134,717
1.13%, 08/31/2028	6,000	5,419
1.25%, 09/30/2028	5,000	4,530
1.38%, 10/31/2028	5,000	4,545
5.25%, 11/15/2028	1,659,000	1,756,337
1.50%, 11/30/2028	1,334,000	1,217,041
1.38%, 12/31/2028	1,311,000	1,187,812
3.75%, 12/31/2028	697,000	697,041
1.75%, 01/31/2029	5,000	4,596
4.00%, 01/31/2029	263,000	265,702
1.88%, 02/28/2029	10,000	9,232
4.25%, 02/28/2029	296,000	302,319
2.38%, 03/31/2029	5,000	4,712
4.13%, 03/31/2029	6,393,000	6,495,013
4.63%, 04/30/2029	1,638,000	1,699,457
2.38%, 05/15/2029	5,000	4,707
4.50%, 05/31/2029	894,000	923,684
3.25%, 06/30/2029	4,187,000	4,094,346
4.25%, 06/30/2029	6,680,000	6,829,256
4.00%, 07/31/2029	3,378,000	3,418,378
1.63%, 08/15/2029	5,000	4,530
1.75%, 11/15/2029	5,000	4,534
3.88%, 12/31/2029	5,000	5,026
1.50%, 02/15/2030	5,000	4,445
4.00%, 02/28/2030	1,610,000	1,628,301
3.63%, 03/31/2030	658,000	653,026
3.50%, 04/30/2030	606,000	597,514
0.63%, 05/15/2030	3,436,000	2,886,307
3.75%, 05/31/2030	3,818,000	3,812,333

The accompanying notes are an integral part of these financial statements.

2

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
U.S. Treasury Securities — continued
United States Treasury Note/Bond — continued
3.75%, 06/30/2030	$1,324,000	$1,321,647
4.00%, 07/31/2030	1,582,000	1,599,828
0.63%, 08/15/2030	6,524,000	5,437,474
4.13%, 08/31/2030	5,000	5,090
4.63%, 09/30/2030	323,000	337,510
4.88%, 10/31/2030	627,000	664,142
0.88%, 11/15/2030	4,518,000	3,799,179
4.38%, 11/30/2030	684,000	705,722
3.75%, 12/31/2030	3,461,000	3,451,739
4.00%, 01/31/2031	1,256,000	1,270,007
1.13%, 02/15/2031	4,296,000	3,653,362
4.25%, 02/28/2031	5,641,000	5,785,220
4.13%, 03/31/2031	11,888,000	12,109,043
4.63%, 04/30/2031	1,220,000	1,278,284
1.63%, 05/15/2031	15,000	13,077
4.63%, 05/31/2031	215,000	225,288
4.25%, 06/30/2031	4,153,000	4,262,665
4.13%, 07/31/2031	1,265,000	1,288,916
1.25%, 08/15/2031	4,666,000	3,939,398
1.38%, 11/15/2031	3,825,000	3,238,998
1.88%, 02/15/2032	2,685,000	2,346,071
2.88%, 05/15/2032	1,268,000	1,186,521
2.75%, 08/15/2032	1,291,000	1,194,150
4.13%, 11/15/2032	695,000	708,140
3.50%, 02/15/2033	5,279,000	5,136,405
3.38%, 05/15/2033	5,000	4,812
3.88%, 08/15/2033	9,885,000	9,865,500
4.50%, 11/15/2033	4,798,000	5,017,096
4.00%, 02/15/2034	10,768,000	10,837,824
4.38%, 05/15/2034	17,129,000	17,753,941
3.88%, 08/15/2034	725,000	722,451
4.75%, 02/15/2037	587,000	634,304
1.13%, 05/15/2040	589,000	381,447
1.13%, 08/15/2040	98,000	62,909
1.38%, 11/15/2040	638,000	423,971
1.88%, 02/15/2041	640,000	460,488
2.25%, 05/15/2041	147,000	111,786
1.75%, 08/15/2041	637,000	443,014
2.00%, 11/15/2041	615,000	444,085
3.13%, 11/15/2041	19,000	16,457
2.38%, 02/15/2042	1,072,000	819,326

The accompanying notes are an integral part of these financial statements.

3

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
U.S. Treasury Securities — continued
United States Treasury Note/Bond — continued
3.13%, 02/15/2042	$971,000	$836,691
3.25%, 05/15/2042	623,000	543,081
3.88%, 02/15/2043	580,000	549,074
3.88%, 05/15/2043	51,000	48,169
4.38%, 08/15/2043	264,000	266,681
3.75%, 11/15/2043	3,298,000	3,050,779
4.75%, 11/15/2043	2,244,000	2,379,692
4.50%, 02/15/2044	502,000	514,707
3.38%, 05/15/2044	1,040,000	907,928
4.63%, 05/15/2044	3,603,000	3,753,313
2.75%, 08/15/2047	194,000	148,743
2.75%, 11/15/2047	187,000	143,073
3.13%, 05/15/2048	360,000	294,159
3.00%, 08/15/2048	515,000	410,713
3.38%, 11/15/2048	373,000	317,953
3.00%, 02/15/2049	660,000	525,241
2.88%, 05/15/2049	666,000	517,035
2.25%, 08/15/2049	1,527,000	1,039,702
2.38%, 11/15/2049	795,000	555,460
2.00%, 02/15/2050	338,000	216,505
1.38%, 08/15/2050	2,028,000	1,098,804
1.63%, 11/15/2050	364,000	210,558
1.88%, 02/15/2051	1,403,000	865,667
2.38%, 05/15/2051	1,372,000	952,307
2.00%, 08/15/2051	540,000	342,510
1.88%, 11/15/2051	2,493,000	1,530,322
2.25%, 02/15/2052	2,113,000	1,422,189
2.88%, 05/15/2052	838,000	647,781
3.00%, 08/15/2052	296,000	234,898
3.63%, 02/15/2053	686,000	615,578
3.63%, 05/15/2053	605,000	543,247
4.13%, 08/15/2053	499,000	490,141
4.75%, 11/15/2053	2,530,000	2,756,860
4.25%, 02/15/2054	400,000	401,656
4.63%, 05/15/2054	1,609,000	1,720,122
4.25%, 08/15/2054	345,000	347,210
Total U.S. Treasury Securities (Cost $243,401,737)		247,896,860

The accompanying notes are an integral part of these financial statements.

4

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Exchange Traded Funds — 26.2%
iShares Core U.S. Aggregate Bond ETF	274,226	$27,491,157
iShares MBS ETF	978,877	93,228,245
Vanguard Total International Bond ETF	1,456,424	72,471,658
Total Exchange Traded Funds (Cost $187,931,493)		193,191,060

	Par
Corporate Bonds — 17.0%
Automobiles & Components — 0.4%
American Honda Finance Corp., 4.60%, 04/17/2030	$55,000	55,330
BMW US Capital LLC, 2.55%, 04/01/2031(a)	279,000	245,894
Ford Motor Co., 6.10%, 08/19/2032	248,000	254,974
General Motors Co., 6.80%, 10/01/2027	370,000	390,937
General Motors Financial Co., Inc.
4.00%, 01/15/2025	393,000	390,931
5.85%, 04/06/2030	45,000	46,965
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	80,000	72,548
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025(a)	336,000	332,847
1.20%, 11/15/2025(a)	200,000	191,498
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(a)	332,000	302,009
6.20%, 11/16/2028(a)	344,000	362,210
6.45%, 11/16/2030(a)	200,000	215,183
ZF North America Capital, Inc., 6.88%, 04/14/2028(a)	150,000	155,099
		3,016,425
Banks — 2.3%
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	637,000	604,461
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,302,000	1,279,537
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	269,752
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	19,498
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	776,000	643,254
Citibank NA
5.80%, 09/29/2028	500,000	524,858
5.57%, 04/30/2034	255,000	267,943
Citigroup, Inc.
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	220,000	211,952
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	754,000	716,244
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	210,000	206,651
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	749,000	722,857
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	510,000	495,340
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	122,000	120,044

The accompanying notes are an integral part of these financial statements.

5

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — Continued
Banks — continued
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	$1,401,000	$1,479,664
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	730,641
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	358,000	371,027
Glencore Funding LLC
2.50%, 09/01/2030(a)	105,000	92,347
6.38%, 10/06/2030(a)	348,000	372,124
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026	401,000	383,200
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	412,000	401,888
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	355,000	389,364
Morgan Stanley Bank NA, 5.48%, 07/16/2025	376,000	378,925
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(a)	197,000	204,251
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	293,468
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,220
5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	400,000	409,823
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	413,000	423,942
Santander Holdings USA, Inc.
6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	115,000	116,929
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	390,000	404,801
Synovus Financial Corp., 5.20%, 08/11/2025	11,000	10,982
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	497,000	540,200
5.71% to 01/24/2034 then SOFR + 1.92%, 01/24/2035	335,000	347,093
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	290,000	257,094
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	236,317
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	250,000	262,791
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	380,000	395,449
Wells Fargo & Co.
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	170,000	166,662
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	466,000	439,693
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	487,000	489,923
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	614,000	634,239
6.85% to 09/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	215,000	221,219
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	28,000	28,708
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	110,486
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	430,000	443,924
5.38%, 11/02/2043	175,000	173,315
		17,298,100

The accompanying notes are an integral part of these financial statements.

6

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Capital Goods — 0.8%
AGCO Corp., 5.45%, 03/21/2027	$10,000	$10,156
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	209,749
1.88%, 08/15/2026	364,000	345,238
5.20%, 07/15/2031	450,000	453,556
Boeing Co.
2.20%, 02/04/2026	534,000	511,860
5.04%, 05/01/2027	1,085,000	1,086,721
6.86%, 05/01/2054(a)	240,000	258,650
Carrier Global Corp., 5.90%, 03/15/2034	341,000	368,080
CNH Industrial Capital LLC
1.45%, 07/15/2026	370,000	349,223
4.55%, 04/10/2028	192,000	191,701
Howmet Aerospace, Inc., 6.75%, 01/15/2028	364,000	388,469
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(a)	150,000	155,277
Nordson Corp., 5.80%, 09/15/2033	97,000	103,461
Northrop Grumman Corp., 4.95%, 03/15/2053	703,000	669,573
Regal Rexnord Corp.
6.05%, 04/15/2028	60,000	62,025
6.40%, 04/15/2033	555,000	589,374
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	362,626
		6,115,739
Commercial & Professional Services — 0.6%
Bayer US Finance II LLC
4.20%, 07/15/2034(a)	113,000	101,533
5.50%, 07/30/2035(a)	30,000	29,662
BMW US Capital LLC
4.90%, 04/02/2029(a)	379,000	385,510
4.15%, 04/09/2030(a)	164,000	161,235
5.15%, 08/11/2033(a)	82,000	84,113
Daimler Truck Finance North America LLC
2.38%, 12/14/2028(a)	458,000	421,466
5.50%, 09/20/2033(a)	230,000	239,568
5.38%, 01/18/2034(a)	342,000	350,860
Enel Finance America LLC, 7.10%, 10/14/2027(a)	200,000	213,441
Equifax, Inc., 5.10%, 12/15/2027	275,000	279,945
Foundry JV Holdco LLC, 6.25%, 01/25/2035(a)	955,000	981,193
Global Atlantic Fin Co., 6.75%, 03/15/2054(a)	13,000	13,323
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	35,000	35,922
IQVIA, Inc., 6.25%, 02/01/2029	196,000	207,211
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	40,000	40,162

The accompanying notes are an integral part of these financial statements.

7

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Commercial & Professional Services — continued
Nuveen LLC, 5.55%, 01/15/2030(a)	$418,000	$433,551
Olympus Water US Holding Corp., 9.75%, 11/15/2028(a)	200,000	213,288
Republic Services, Inc.
5.00%, 04/01/2034	212,000	215,781
5.70%, 05/15/2041	129,000	135,120
Waste Management, Inc., 3.90%, 03/01/2035	65,000	60,326
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	100,000	103,316
		4,706,526
Consumer Discretionary Distribution & Retail — 0.2%
Arko Corp., 5.13%, 11/15/2029(a)	132,000	117,365
Bath & Body Works, Inc., 6.63%, 10/01/2030(a)	75,000	76,001
Cargill, Inc.
5.13%, 10/11/2032(a)	222,000	227,891
4.75%, 04/24/2033(a)	84,000	84,061
Champions Financing, Inc., 8.75%, 02/15/2029(a)	147,000	150,889
Genuine Parts Co., 6.88%, 11/01/2033	117,000	132,532
Home Depot, Inc.
4.88%, 06/25/2027	12,000	12,235
4.95%, 06/25/2034	280,000	287,040
5.30%, 06/25/2054	95,000	97,047
5.40%, 06/25/2064	135,000	138,900
Lowe’s Cos., Inc., 5.75%, 07/01/2053	119,000	122,741
Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(a)	75,000	72,797
		1,519,499
Consumer Durables & Apparel — 0.1%
Dell International LLC / EMC Corp., 5.40%, 04/15/2034	287,000	294,630
Mattel, Inc., 3.75%, 04/01/2029(a)	315,000	299,516
MDC Holdings, Inc., 3.97%, 08/06/2061	32,000	27,397
Whirlpool Corp., 5.50%, 03/01/2033	132,000	133,168
		754,711
Consumer Services — 0.1%
American University/The, 3.67%, 04/01/2049	327,000	266,206
Brightline East LLC, 11.00%, 01/31/2030(a)	200,000	182,585
Churchill Downs, Inc., 6.75%, 05/01/2031(a)	80,000	82,309
George Washington University/The, 4.30%, 09/15/2044	5,000	4,546
Marriott International, Inc./MD, 5.00%, 10/15/2027	103,000	104,632
Starbucks Corp., 3.00%, 02/14/2032	349,000	314,015
University of Chicago, 2.76%, 04/01/2045	87,000	69,509
		1,023,802
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., 4.65%, 09/15/2029	325,000	325,056

The accompanying notes are an integral part of these financial statements.

8

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Sysco Corp., 4.45%, 03/15/2048	$164,000	$141,486
Walmart, Inc.
4.00%, 04/15/2026	160,000	159,626
3.90%, 04/15/2028	150,000	149,693
4.00%, 04/15/2030	69,000	69,310
		845,171
Energy — 2.5%
AEP Texas, Inc., 3.85%, 10/01/2025(a)	174,000	172,104
American Transmission Systems, Inc., 5.00%, 09/01/2044(a)	108,000	102,449
Appalachian Power Co., 5.65%, 04/01/2034	113,000	116,911
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	87,863
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	417,148
4.99%, 04/10/2034	181,000	182,989
Brooklyn Union Gas Co., 6.39%, 09/15/2033(a)	548,000	582,208
Cameron LNG LLC, 3.40%, 01/15/2038(a)	688,000	576,657
CenterPoint Energy Houston Electric LLC, 5.30%, 04/01/2053	122,000	121,615
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	64,000	52,168
Cheniere Energy Partners LP, 4.00%, 03/01/2031	354,000	334,117
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	80,000	78,756
Consolidated Edison Co. of New York, Inc., 3.20%, 12/01/2051	635,000	441,397
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	193,436
DCP Midstream Operating LP
6.45%, 11/03/2036(a)	838,000	910,112
6.75%, 09/15/2037(a)	348,000	385,739
Diamondback Energy, Inc.
5.20%, 04/18/2027	140,000	142,385
5.15%, 01/30/2030	210,000	214,935
5.75%, 04/18/2054	195,000	195,217
5.90%, 04/18/2064	220,000	221,112
DT Midstream, Inc., 4.13%, 06/15/2029(a)	80,000	76,067
DTE Electric Co., 3.65%, 03/01/2052	19,000	14,651
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	112,808
Energy Transfer LP
2.90%, 05/15/2025	310,000	305,043
5.63%, 05/01/2027(a)	71,000	71,215
6.00%, 02/01/2029(a)	703,000	720,751
5.25%, 04/15/2029	822,000	840,697
5.95%, 05/15/2054	450,000	454,651
Enterprise Products Operating LLC, 4.95%, 02/15/2035	885,000	889,097
EQM Midstream Partners LP, 4.13%, 12/01/2026	150,000	147,462

The accompanying notes are an integral part of these financial statements.

9

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Energy — continued
EQT Corp., 5.75%, 02/01/2034	$3,000	$3,066
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	60,579
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(a)	349,000	355,051
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	30,000	31,866
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025(a)	74,000	73,706
6.19%, 11/01/2025(a)	293,000	296,280
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/2028(a)	100,000	100,656
Indianapolis Power & Light Co., 5.70%, 04/01/2054(a)	270,000	279,670
Kinder Morgan, Inc., 5.20%, 06/01/2033	463,000	464,321
Marathon Petroleum Corp., 4.70%, 05/01/2025	950,000	946,466
MidAmerican Energy Co., 5.75%, 11/01/2035	230,000	245,948
Motiva Enterprises LLC, 6.85%, 01/15/2040(a)	36,000	38,862
Narragansett Electric Co., 5.35%, 05/01/2034(a)	132,000	135,517
New England Power Co., 2.81%, 10/06/2050(a)	70,000	44,864
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	50,000	43,322
New York State Electric & Gas Corp., 5.85%, 08/15/2033(a)	20,000	20,991
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034(a)	133,000	137,703
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	230,000	233,022
5.11%, 09/29/2057(a)	446,000	424,736
NGPL PipeCo LLC, 4.88%, 08/15/2027(a)	129,000	128,797
Northern Natural Gas Co.
3.40%, 10/16/2051(a)	88,000	60,758
5.63%, 02/01/2054(a)	85,000	86,499
Occidental Petroleum Corp.
5.20%, 08/01/2029	210,000	213,078
3.50%, 08/15/2029	72,000	67,917
6.13%, 01/01/2031	210,000	221,464
7.88%, 09/15/2031	109,000	125,909
4.10%, 02/15/2047	82,000	61,434
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	33,081
4.55%, 06/01/2044	27,000	23,083
4.50%, 04/01/2047	9,000	7,683
Ovintiv, Inc., 7.10%, 07/15/2053	245,000	276,802
Phillips 66, 1.30%, 02/15/2026	255,000	243,165
PPL Electric Utilities Corp., 4.85%, 02/15/2034	100,000	101,126
Public Service Co. of Colorado, 5.25%, 04/01/2053	104,000	100,806
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	115,817
Rochester Gas and Electric Corp., 3.10%, 06/01/2027(a)	698,000	671,528

The accompanying notes are an integral part of these financial statements.

10

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Energy — continued
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030	$331,000	$327,674
San Diego Gas & Electric Co.
3.75%, 06/01/2047	66,000	52,252
5.35%, 04/01/2053	48,000	48,019
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	290,000	242,701
Southwestern Energy Co., 5.38%, 03/15/2030	164,000	162,675
Tampa Electric Co., 4.90%, 03/01/2029	264,000	269,162
Targa Resources Corp., 5.50%, 02/15/2035	269,000	273,222
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	341,000	334,204
Valero Energy Corp., 6.63%, 06/15/2037	300,000	331,745
Venture Global LNG, Inc., 9.50%, 02/01/2029(a)	149,000	168,007
Vistra Operations Co. LLC
3.70%, 01/30/2027(a)	173,000	168,403
4.38%, 05/01/2029(a)	100,000	95,803
6.95%, 10/15/2033(a)	115,000	127,837
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	91,419
		18,330,456
Equity Real Estate Investment Trusts (REITs) — 0.3%
Crown Castle, Inc., 1.05%, 07/15/2026	150,000	140,723
EPR Properties
4.50%, 04/01/2025	25,000	24,807
3.75%, 08/15/2029	303,000	280,961
Iron Mountain, Inc., 5.25%, 07/15/2030(a)	90,000	87,783
Kimco Realty OP LLC, 4.60%, 02/01/2033	355,000	347,185
Realty Income Corp.
4.70%, 12/15/2028	103,000	103,895
4.00%, 07/15/2029	202,000	197,140
3.10%, 12/15/2029	161,000	150,537
4.85%, 03/15/2030	500,000	507,277
2.70%, 02/15/2032	256,000	221,058
		2,061,366
Financial Services — 2.2%
American Express Co., 6.49% to 10/30/2030 then SOFR + 1.94%, 10/30/2031	230,000	252,712
Ashtead Capital, Inc., 5.55%, 05/30/2033(a)	232,000	235,344
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	296,048
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	177,000	197,061
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(a)	35,000	33,632
Blackstone Private Credit Fund, 4.70%, 03/24/2025	197,000	195,960

The accompanying notes are an integral part of these financial statements.

11

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Financial Services — continued
Capital One Financial Corp.
4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026	$295,000	$294,427
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	616,000	644,542
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	462,000	472,338
Carlyle Finance LLC, 5.65%, 09/15/2048(a)	51,000	51,513
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	332,500
Corebridge Global Funding, 5.20%, 01/12/2029(a)	147,000	150,222
FirstCash, Inc., 6.88%, 03/01/2032(a)	136,000	139,885
Freedom Mortgage Corp., 12.25%, 10/01/2030(a)	175,000	194,342
General Motors Financial Co., Inc.
5.80%, 06/23/2028	571,000	590,098
5.75%, 02/08/2031	476,000	492,060
Goldman Sachs Group, Inc.
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025	720,000	718,554
1.43% to 03/09/2026 then SOFR + 0.80%, 03/09/2027	1,024,000	972,633
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	768,000	725,676
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	697,000	677,537
2.60%, 02/07/2030	369,000	334,990
6.13%, 02/15/2033	211,000	233,769
Hyundai Capital America
1.80%, 10/15/2025(a)	401,000	387,779
1.50%, 06/15/2026(a)	233,000	220,037
5.45%, 06/24/2026(a)	11,000	11,140
3.50%, 11/02/2026(a)	94,000	91,647
5.30%, 03/19/2027(a)	10,000	10,151
5.30%, 06/24/2029(a)	9,000	9,199
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031(a)	244,000	256,457
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	133,000	142,017
Mastercard, Inc., 4.88%, 05/09/2034	208,000	213,565
Mercedes-Benz Finance North America LLC
3.50%, 08/03/2025(a)	726,000	717,258
4.80%, 03/30/2026(a)	436,000	437,699
3.75%, 02/22/2028(a)	1,071,000	1,048,574
5.10%, 08/03/2028(a)	312,000	319,105
2.63%, 03/10/2030(a)	857,000	779,412
Morgan Stanley
3.63%, 01/20/2027	365,000	359,429
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	152,313
3.59%, 07/22/2028(b)	208,000	202,233
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	135,537
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	190,000	195,292

The accompanying notes are an integral part of these financial statements.

12

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Financial Services — continued
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	$250,000	$264,542
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	355,000	367,848
OneMain Finance Corp., 3.50%, 01/15/2027	80,000	75,915
PRA Group, Inc., 5.00%, 10/01/2029(a)	286,000	258,211
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028(a)	100,000	99,709
Radian Group, Inc., 6.20%, 05/15/2029	280,000	291,753
RGA Global Funding, 5.45%, 05/24/2029(a)	8,000	8,257
S&P Global, Inc.
3.70%, 03/01/2052	185,000	147,875
3.90%, 03/01/2062	119,000	94,811
State Street Corp., 6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	380,263
StoneX Group, Inc., 7.88%, 03/01/2031(a)	204,000	214,680
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	341,000	332,832
		16,461,383
Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	477,000	471,401
4.90%, 02/01/2046	182,000	174,388
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/2039	355,000	469,050
Aramark Services, Inc., 5.00%, 02/01/2028(a)	150,000	147,280
Campbell Soup Co., 5.30%, 03/20/2026	10,000	10,121
J M Smucker Co.
6.20%, 11/15/2033	355,000	386,959
3.55%, 03/15/2050	40,000	29,081
Kellanova, 5.75%, 05/16/2054	37,000	39,324
Mars, Inc., 4.20%, 04/01/2059(a)	350,000	288,417
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	50,000	49,786
Philip Morris International, Inc.
5.13%, 02/15/2030	580,000	596,503
5.63%, 09/07/2033	356,000	374,001
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	345,125
		3,381,436
Health Care Equipment & Services — 1.0%
Acadia Healthcare Co, Inc., 5.00%, 04/15/2029(a)	70,000	68,272
Adventist Health System/West
2.95%, 03/01/2029	6,000	5,527
3.63%, 03/01/2049	33,000	24,556
Allina Health System, 4.81%, 11/15/2045	582,000	550,344
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	332,086
Centene Corp., 4.63%, 12/15/2029	463,000	450,759

The accompanying notes are an integral part of these financial statements.

13

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Health Care Equipment & Services — continued
CommonSpirit Health
6.07%, 11/01/2027	$63,000	$65,940
5.21%, 12/01/2031	15,000	15,282
4.35%, 11/01/2042	45,000	39,715
5.55%, 12/01/2054	777,000	795,370
CVS Health Corp.
3.00%, 08/15/2026	320,000	310,127
5.13%, 02/21/2030	225,000	228,606
5.63%, 02/21/2053	161,000	154,243
5.88%, 06/01/2053	195,000	192,513
6.05%, 06/01/2054	200,000	201,877
Dignity Health, 4.50%, 11/01/2042	414,000	374,258
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	70,000	70,580
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	343,957
HCA, Inc.
5.38%, 09/01/2026	55,000	55,392
4.50%, 02/15/2027	255,000	254,070
5.88%, 02/01/2029	215,000	223,434
5.45%, 04/01/2031	145,000	148,816
Humana, Inc., 5.50%, 03/15/2053	102,000	98,774
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	7,246
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	25,276
MultiCare Health System, 2.80%, 08/15/2050	82,000	51,718
Novant Health, Inc., 3.17%, 11/01/2051	52,000	37,044
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	15,599
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	5,879
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	370,630
Sutter Health
2.29%, 08/15/2030	28,000	24,831
5.16%, 08/15/2033	49,000	50,370
4.09%, 08/15/2048	182,000	156,944
5.55%, 08/15/2053	67,000	71,802
Tenet Healthcare Corp., 4.63%, 06/15/2028	150,000	146,694
Toledo Hospital, 5.75%, 11/15/2038	135,000	135,464
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,119
4.25%, 01/15/2029	631,000	631,474
5.38%, 04/15/2054	210,000	212,463
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	30,805

The accompanying notes are an integral part of these financial statements.

14

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Health Care Equipment & Services — continued
Willis-Knighton Medical Center, 4.81%, 09/01/2048	$16,000	$14,437
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	232,375
		7,235,668
Household & Personal Products — 0.0%(f)
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	149,945
Kenvue, Inc.
5.05%, 03/22/2053	177,000	176,451
5.20%, 03/22/2063	41,000	41,057
		367,453
Insurance - 0.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(a)	50,000	50,976
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	211,000	217,713
Aon North America, Inc.
5.15%, 03/01/2029	711,000	728,360
5.30%, 03/01/2031	210,000	216,983
5.45%, 03/01/2034	625,000	647,143
5.75%, 03/01/2054	85,000	88,085
Arthur J Gallagher & Co.
5.75%, 03/02/2053	4,000	4,063
6.75%, 02/15/2054	84,000	96,994
CNA Financial Corp., 4.50%, 03/01/2026	590,000	588,359
CNO Financial Group, Inc.
5.25%, 05/30/2029	436,000	437,791
6.45%, 06/15/2034	204,000	212,978
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR US + 3.23%, 11/01/2057(a)(c)	96,000	75,664
Guardian Life Global Funding, 3.25%, 03/29/2027(a)	66,000	64,258
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029(a)	11,000	11,229
5.88%, 06/15/2054(a)	334,000	344,198
HUB International Ltd., 7.25%, 06/15/2030(a)	100,000	104,516
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	48,184
MetLife, Inc., 10.75%, 08/01/2039	103,000	141,990
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(a)	233,000	239,342
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064(a)	400,000	414,721
Primerica, Inc., 2.80%, 11/19/2031	503,000	434,812
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	77,571
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(c)	238,000	237,189

The accompanying notes are an integral part of these financial statements.

15

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Insurance — continued
W R Berkley Corp., 4.75%, 08/01/2044	$177,000	$163,286
		5,646,405
Materials — 0.2%
Berry Global, Inc.
4.88%, 07/15/2026(a)	256,000	253,851
5.65%, 01/15/2034(a)	3,000	3,054
Celanese US Holdings LLC, 6.70%, 11/15/2033	205,000	221,765
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(a)	100,000	103,667
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	14,229
International Paper Co., 6.00%, 11/15/2041	177,000	189,436
Mosaic Co., 5.45%, 11/15/2033	508,000	518,861
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	74,768
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,282
Standard Industries, Inc., 4.75%, 01/15/2028(a)	100,000	97,342
		1,482,255
Media & Entertainment — 0.6%
Alphabet, Inc., 2.25%, 08/15/2060	60,000	36,008
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 05/01/2032	130,000	111,126
Comcast Corp., 3.30%, 02/01/2027	100,000	97,737
Cox Communications, Inc., 3.50%, 08/15/2027(a)	1,029,000	996,394
Discovery Communications LLC
4.88%, 04/01/2043	5,000	3,805
5.20%, 09/20/2047	139,000	109,387
4.00%, 09/15/2055	244,000	162,555
Live Nation Entertainment, Inc., 4.75%, 10/15/2027(a)	100,000	97,487
Meta Platforms, Inc.
5.40%, 08/15/2054	235,000	239,842
5.55%, 08/15/2064	400,000	410,069
Paramount Global, 6.88%, 04/30/2036	210,000	209,588
Sirius XM Radio, Inc., 4.13%, 07/01/2030(a)	50,000	44,927
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	216,969
TEGNA, Inc., 5.00%, 09/15/2029	174,000	161,745
Walt Disney Co., 3.80%, 05/13/2060	121,000	93,992
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	1,535,000	1,230,932
Ziff Davis, Inc., 4.63%, 10/15/2030(a)	120,000	111,028
		4,333,591
Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
AbbVie, Inc.
2.95%, 11/21/2026	1,145,000	1,113,028
4.95%, 03/15/2031	255,000	262,646

The accompanying notes are an integral part of these financial statements.

16

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
4.05%, 11/21/2039	$120,000	$108,748
5.40%, 03/15/2054	190,000	197,045
5.50%, 03/15/2064	220,000	228,623
Amgen, Inc.
5.60%, 03/02/2043	60,000	61,357
5.65%, 03/02/2053	22,000	22,643
5.75%, 03/02/2063	376,000	385,937
Bayer US Finance II LLC, 4.40%, 07/15/2044(a)	100,000	80,338
Bristol-Myers Squibb Co., 5.65%, 02/22/2064	225,000	232,104
Eli Lilly & Co.
5.00%, 02/27/2026	228,000	228,028
5.05%, 08/14/2054	300,000	301,388
4.95%, 02/27/2063	147,000	143,578
5.20%, 08/14/2064	90,000	91,231
Johnson & Johnson, 3.40%, 01/15/2038	246,000	216,519
Mars, Inc.
2.70%, 04/01/2025(a)	348,000	343,506
4.55%, 04/20/2028(a)	496,000	498,733
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	49,268
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	495,000	488,162
Viatris, Inc., 2.70%, 06/22/2030	166,000	146,188
		5,199,070
Real Estate Management & Development — 0.4%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	2,024
COPT Defense Properties LP
2.75%, 04/15/2031	546,000	468,647
2.90%, 12/01/2033	446,000	365,666
Holcim Finance US LLC, 3.50%, 09/22/2026(a)	345,000	337,751
Kilroy Realty LP
3.45%, 12/15/2024	117,000	116,203
2.50%, 11/15/2032	261,000	203,490
Medline Borrower LP, 3.88%, 04/01/2029(a)	50,000	47,269
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028(a)	80,000	79,658
Prologis LP
1.63%, 03/15/2031	28,000	23,325
4.75%, 06/15/2033	583,000	583,275
Regency Centers LP, 4.65%, 03/15/2049	219,000	192,014
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/2027	30,000	29,410
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	40,000	39,258

The accompanying notes are an integral part of these financial statements.

17

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Real Estate Management & Development — continued
Simon Property Group LP
6.75%, 02/01/2040	$227,000	$257,756
5.85%, 03/08/2053	84,000	87,885
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(a)	40,000	41,086
Ventas Realty LP, 3.00%, 01/15/2030	195,000	178,533
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(a)	183,000	185,422
		3,238,672
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
3.15%, 11/15/2025	70,000	68,720
5.05%, 07/12/2029	280,000	285,527
5.15%, 11/15/2031	240,000	245,247
3.42%, 04/15/2033(a)	420,000	374,364
3.19%, 11/15/2036(a)	695,000	575,340
Intel Corp.
4.00%, 08/05/2029	395,000	380,393
5.15%, 02/21/2034	440,000	435,966
5.60%, 02/21/2054	150,000	142,319
5.90%, 02/10/2063	75,000	72,939
Micron Technology, Inc.
5.38%, 04/15/2028	139,000	142,151
5.88%, 09/15/2033	38,000	40,048
		2,763,014
Software & Services — 0.4%
Adobe, Inc.
4.80%, 04/04/2029	330,000	338,478
4.95%, 04/04/2034	330,000	341,124
Amentum Escrow Corp., 7.25%, 08/01/2032(a)	250,000	261,607
ASGN, Inc., 4.63%, 05/15/2028(a)	40,000	38,708
International Business Machines Corp., 4.90%, 07/27/2052	808,000	757,869
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	253,101
Oracle Corp.
2.30%, 03/25/2028	210,000	194,940
3.60%, 04/01/2050	125,000	91,330
UKG, Inc., 6.88%, 02/01/2031(a)	50,000	51,763
VMware, Inc., 3.90%, 08/21/2027	639,000	628,159
		2,957,079
Technology Hardware & Equipment — 0.3%
Avnet, Inc., 6.25%, 03/15/2028	305,000	318,532
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	145,000	138,440

The accompanying notes are an integral part of these financial statements.

18

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Technology Hardware & Equipment — continued
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	$451,000	$450,821
Jabil, Inc., 5.45%, 02/01/2029	107,000	109,006
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	466,338
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	260,678
4.00%, 03/15/2029(a)	5,000	4,764
Vontier Corp., 2.40%, 04/01/2028	374,000	342,345
		2,090,924
Telecommunication Services — 0.6%
AT&T, Inc.
1.65%, 02/01/2028	349,000	318,258
3.50%, 09/15/2053	415,000	295,474
3.55%, 09/15/2055	702,000	496,722
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(a)	100,000	99,725
T-Mobile USA, Inc.
3.75%, 04/15/2027	398,000	390,837
4.75%, 02/01/2028	315,000	316,360
3.38%, 04/15/2029	792,000	753,251
2.55%, 02/15/2031	375,000	329,399
2.88%, 02/15/2031	413,000	370,968
Verizon Communications, Inc.
5.05%, 05/09/2033	265,000	269,851
4.78%, 02/15/2035(a)	340,000	335,393
5.50%, 02/23/2054	95,000	97,526
4.67%, 03/15/2055	44,000	40,092
		4,113,856
Transportation — 0.2%
Burlington Northern Santa Fe LLC, 4.45%, 03/15/2043	109,000	99,628
Delta Air Lines, Inc., 7.00%, 05/01/2025(a)	151,000	152,038
TransDigm, Inc., 6.75%, 08/15/2028(a)	150,000	154,410
TTX Co., 4.60%, 02/01/2049(a)	358,000	333,172
Union Pacific Corp., 5.15%, 01/20/2063	40,000	39,055
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	416,729	406,217
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	148,369	151,302
United Airlines Class B Pass Through Trust, Series 2020-1, 4.88%, 01/15/2026	293,800	290,315
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	82,601
XPO, Inc., 7.13%, 02/01/2032(a)	25,000	26,172
		1,734,910

The accompanying notes are an integral part of these financial statements.

19

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Utilities — 1.2%
Calpine Corp., 5.00%, 02/01/2031(a)	$150,000	$143,922
Cameron LNG LLC, 3.30%, 01/15/2035(a)	298,000	253,808
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	249,000	250,376
DTE Energy Co.
1.05%, 06/01/2025	280,000	271,813
4.95%, 07/01/2027	481,000	486,309
Duke Energy Corp.
4.85%, 01/05/2027	465,000	469,689
5.75%, 09/15/2033	452,000	477,894
4.20%, 06/15/2049	211,000	171,509
Edison International
5.75%, 06/15/2027	332,000	340,304
6.95%, 11/15/2029	15,000	16,411
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032(a)	174,000	153,541
Entergy Louisiana LLC, 5.15%, 09/15/2034	246,000	248,326
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	63,790
Evergy, Inc., 2.45%, 09/15/2024	135,000	134,833
Eversource Energy, 5.50%, 01/01/2034	220,000	224,707
Exelon Corp., 5.60%, 03/15/2053	139,000	140,921
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030(a)	7,000	6,243
Florida Power & Light Co., 5.96%, 04/01/2039	244,000	265,869
Interstate Power and Light Co., 5.70%, 10/15/2033	140,000	147,046
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	170,129
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	78,149
Pacific Gas and Electric Co.
6.40%, 06/15/2033	210,000	224,544
6.95%, 03/15/2034	290,000	323,864
4.95%, 07/01/2050	420,000	366,370
PPL Capital Funding, Inc., 5.25%, 09/01/2034	170,000	172,143
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	61,688
Southern Co.
3.25%, 07/01/2026	590,000	576,129
5.20%, 06/15/2033	576,000	589,282
5.70%, 03/15/2034	444,000	468,685
Spire, Inc., 4.70%, 08/15/2044	187,000	161,377
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(a)	100,000	99,796
Texas Eastern Transmission LP, 3.50%, 01/15/2028(a)	297,000	285,854
Union Electric Co.
2.15%, 03/15/2032	241,000	202,941

The accompanying notes are an integral part of these financial statements.

20

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Corporate Bonds — continued
Utilities — continued
5.20%, 04/01/2034	$131,000	$134,393
5.45%, 03/15/2053	60,000	60,591
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	102,621
5.45%, 04/01/2053	164,000	164,209
		8,510,076
TOTAL CORPORATE BONDS (Cost $122,595,725)		125,187,587
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 8.7%
Federal Home Loan Mortgage Corp.
5.40%, 12/21/2026	275,000	274,934
5.55%, 02/09/2027	1,255,000	1,255,280
5.63%, 06/11/2027	69,000	69,008
5.50%, 07/22/2027	235,000	235,298
0.90%, 10/13/2027	38,000	34,548
5.63%, 02/07/2028	708,000	708,090
5.47%, 07/17/2028	9,000	9,002
0.00%, 12/14/2029(d)	301,000	245,455
Pool MA4600, 3.50%, 05/01/2052	2,606,484	2,403,214
Pool QB8934, 2.50%, 02/01/2051	25,685	22,091
Pool QC6759, 2.00%, 09/01/2051	29,020	23,825
Pool QF7085, 5.50%, 02/01/2053	68,052	68,657
Pool RA3661, 2.50%, 10/01/2050	111,780	96,612
Pool RA6605, 3.00%, 01/01/2052	25,056	22,277
Pool RA6614, 2.50%, 01/01/2052	304,061	261,275
Pool RA6815, 2.50%, 02/01/2052	244,474	210,375
Pool RA7326, 3.50%, 05/01/2052	31,190	28,755
Pool RA7587, 3.50%, 06/01/2052	190,157	176,173
Pool RA9475, 5.00%, 07/01/2053	190,066	188,766
Pool SD0781, 3.00%, 11/01/2051	74,161	66,250
Pool SD1117, 4.50%, 06/01/2052	20,089	19,618
Pool SD1377, 3.50%, 07/01/2052	408,640	378,590
Pool SD1505, 4.50%, 08/01/2052	86,615	84,405
Pool SD1549, 3.50%, 04/01/2052	64,235	59,542
Pool SD2253, 3.50%, 12/01/2052	159,587	146,987
Pool SD2862, 6.00%, 05/01/2053	22,548	23,038
Pool SD3218, 5.00%, 05/01/2053	23,287	23,132
Pool SD3611, 3.00%, 03/01/2052	23,136	20,659
Pool SD3770, 2.50%, 03/01/2052	256,077	220,362
Pool SD3977, 5.00%, 04/01/2053	777,393	772,610
Pool SD3983, 5.50%, 09/01/2053	23,734	23,987
Pool SD4428, 2.50%, 05/01/2052	23,359	20,085

The accompanying notes are an integral part of these financial statements.

21

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool SD4553, 3.00%, 09/01/2053	$649,675	$577,034
Pool SD4712, 4.50%, 12/01/2052	42,834	41,725
Pool SD4835, 2.50%, 02/01/2051	504,936	435,898
Pool SD4977, 5.00%, 11/01/2053	72,829	72,330
Pool SD4997, 5.00%, 10/01/2053	1,673,686	1,662,630
Pool SD5314, 3.00%, 01/01/2053	122,112	108,758
Pool SD8114, 2.50%, 12/01/2050	993,487	858,685
Pool SD8135, 2.50%, 03/01/2051	27,778	24,009
Pool SD8150, 2.00%, 06/01/2051	601,191	494,501
Pool SD8157, 3.00%, 07/01/2051	190,426	170,288
Pool SD8160, 2.00%, 08/01/2051	45,302	37,258
Pool SD8166, 2.00%, 09/01/2051	631,563	518,210
Pool SD8167, 2.50%, 09/01/2051	86,920	74,884
Pool SD8188, 2.00%, 01/01/2052	385,003	315,803
Pool SD8189, 2.50%, 01/01/2052	225,406	193,797
Pool SD8193, 2.00%, 02/01/2052	87,153	71,441
Pool SD8199, 2.00%, 03/01/2052	240,772	197,339
Pool SD8205, 2.50%, 04/01/2052	192,184	164,410
Pool SD8213, 3.00%, 05/01/2052	44,070	39,133
Pool SD8214, 3.50%, 05/01/2052	1,877,016	1,730,573
Pool SD8215, 4.00%, 05/01/2052	218,593	207,768
Pool SD8221, 3.50%, 06/01/2052	461,693	425,457
Pool SD8222, 4.00%, 06/01/2052	85,225	80,885
Pool SD8225, 3.00%, 07/01/2052	217,380	193,006
Pool SD8227, 4.00%, 07/01/2052	989,332	939,467
Pool SD8234, 2.50%, 08/01/2052	1,866,744	1,593,206
Pool SD8242, 3.00%, 09/01/2052	230,203	204,293
Pool SD8243, 3.50%, 09/01/2052	371,475	342,146
Pool SD8258, 5.00%, 10/01/2052	183,133	182,192
Pool SD8264, 3.50%, 11/01/2052	59,143	54,474
Pool SD8265, 4.00%, 11/01/2052	411,535	390,579
Pool SD8288, 5.00%, 01/01/2053	22,446	22,315
Pool SD8315, 5.00%, 04/01/2053	183,670	182,499
Pool SD8316, 5.50%, 04/01/2053	346,768	349,401
Pool SD8324, 5.50%, 05/01/2053	678,062	683,101
Pool SD8325, 6.00%, 05/01/2053	118,430	120,969
Pool SD8331, 5.50%, 06/01/2053	950,176	957,143
Pool SD8342, 5.50%, 07/01/2053	964,732	972,031
Pool SD8363, 6.00%, 09/01/2053	320,395	326,347
Pool SD8368, 6.00%, 10/01/2053	124,656	126,963
Pool SD8373, 6.00%, 11/01/2053	27,967	28,492
Pool SD8382, 5.00%, 12/01/2053	338,513	336,192

The accompanying notes are an integral part of these financial statements.

22

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool SD8397, 6.50%, 01/01/2054	$40,345	$41,583
Pool SD8401, 5.50%, 02/01/2054	178,864	180,104
Pool SD8402, 6.00%, 02/01/2054	99,196	101,032
Pool SD8420, 5.50%, 04/01/2054	154,644	155,716
Pool SD8438, 5.50%, 06/01/2054	39,075	39,346
Pool SD8447, 6.00%, 07/01/2054	102,964	104,854
Federal National Mortgage Association
Pool BP3478, 2.00%, 06/01/2051	24,402	20,085
Pool BT6823, 2.50%, 10/01/2051	173,766	148,708
Pool BT9030, 2.00%, 08/01/2051	25,958	21,343
Pool BU7102, 2.50%, 12/01/2051	97,610	83,922
Pool BW0015, 4.00%, 07/01/2052	26,657	25,300
Pool BX5065, 5.50%, 01/01/2053	22,455	22,645
Pool CA5354, 3.50%, 03/01/2050	45,125	41,648
Pool CA6435, 3.50%, 07/01/2050	1,326,864	1,222,104
Pool CA7248, 2.50%, 10/01/2050	31,095	26,713
Pool CA8026, 2.50%, 12/01/2050	1,323,920	1,138,141
Pool CB1066, 2.50%, 07/01/2051	281,163	242,144
Pool CB1149, 3.00%, 07/01/2051	266,704	238,121
Pool CB1332, 2.50%, 08/01/2051	204,670	176,266
Pool CB3600, 3.50%, 05/01/2052	166,321	154,097
Pool CB3771, 3.50%, 06/01/2052	447,767	412,571
Pool CB4020, 4.00%, 07/01/2052	36,874	35,038
Pool CB4121, 4.00%, 07/01/2052	229,969	218,311
Pool CB4852, 4.50%, 10/01/2052	263,111	256,297
Pool CB5384, 4.50%, 12/01/2052	138,585	134,982
Pool CB5906, 5.50%, 03/01/2053	22,703	22,915
Pool CB6031, 5.00%, 04/01/2053	49,337	49,011
Pool CB6201, 6.00%, 05/01/2053	45,463	46,326
Pool CB6308, 4.50%, 05/01/2053	885,505	862,039
Pool CB6475, 5.00%, 06/01/2053	819,902	814,668
Pool CB6619, 5.50%, 06/01/2053	63,663	64,117
Pool CB7867, 6.50%, 01/01/2054	168,650	173,999
Pool FM9067, 2.50%, 10/01/2051	491,287	419,852
Pool FM9540, 2.00%, 11/01/2051	239,037	197,636
Pool FS0176, 2.50%, 01/01/2052	394,797	339,435
Pool FS0288, 2.00%, 01/01/2052	80,740	66,717
Pool FS0631, 3.00%, 02/01/2052	31,135	27,708
Pool FS1790, 4.00%, 05/01/2052	21,048	19,976
Pool FS2040, 2.00%, 02/01/2052	87,900	72,081
Pool FS2321, 2.50%, 02/01/2052	478,088	411,239
Pool FS2512, 3.50%, 07/01/2052	312,928	289,637

The accompanying notes are an integral part of these financial statements.

23

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool FS2805, 2.50%, 09/01/2052	$334,323	$287,302
Pool FS3251, 6.00%, 11/01/2052	61,217	62,450
Pool FS3497, 3.50%, 08/01/2052	205,459	189,436
Pool FS3569, 3.00%, 02/01/2052	182,490	162,339
Pool FS4035, 5.00%, 03/01/2053	701,573	697,497
Pool FS4110, 2.50%, 03/01/2052	53,018	45,693
Pool FS4114, 4.50%, 03/01/2053	22,635	22,024
Pool FS4377, 3.00%, 04/01/2052	1,532,201	1,359,773
Pool FS4874, 5.50%, 06/01/2053	22,977	23,206
Pool FS4919, 2.50%, 05/01/2053	514,509	441,934
Pool FS5235, 5.50%, 07/01/2053	205,401	207,053
Pool FS5673, 4.00%, 02/01/2053	353,687	335,985
Pool FS5846, 2.50%, 09/01/2052	80,087	69,002
Pool FS6288, 5.50%, 10/01/2053	23,976	24,248
Pool FS6471, 3.00%, 05/01/2052	95,003	84,478
Pool FS6633, 3.00%, 06/01/2052	441,898	392,264
Pool FS6668, 5.50%, 12/01/2053	613,526	617,875
Pool FS6838, 5.50%, 11/01/2053	62,391	62,833
Pool FS6866, 5.00%, 10/01/2053	297,335	295,371
Pool FS7252, 5.00%, 11/01/2053	169,537	168,374
Pool FS8078, 2.00%, 02/01/2052	103,220	84,789
Pool MA4078, 2.50%, 07/01/2050	236,880	204,962
Pool MA4211, 3.00%, 12/01/2050	24,957	22,478
Pool MA4305, 2.00%, 04/01/2051	193,607	159,396
Pool MA4398, 2.00%, 08/01/2051	69,642	57,160
Pool MA4413, 2.00%, 09/01/2051	49,774	40,853
Pool MA4493, 2.50%, 12/01/2051	23,917	20,573
Pool MA4512, 2.50%, 01/01/2052	83,770	71,846
Pool MA4548, 2.50%, 02/01/2052	130,840	112,037
Pool MA4562, 2.00%, 03/01/2052	175,843	144,173
Pool MA4563, 2.50%, 03/01/2052	108,775	92,803
Pool MA4565, 3.50%, 03/01/2052	35,964	33,198
Pool MA4578, 2.50%, 04/01/2052	546,865	467,919
Pool MA4579, 3.00%, 04/01/2052	234,325	208,322
Pool MA4597, 2.00%, 05/01/2052	419,768	344,290
Pool MA4598, 2.50%, 05/01/2052	84,336	72,113
Pool MA4599, 3.00%, 05/01/2052	39,702	35,289
Pool MA4624, 3.00%, 06/01/2052	161,016	142,945
Pool MA4625, 3.50%, 06/01/2052	79,142	72,923
Pool MA4653, 3.00%, 07/01/2052	190,083	168,810
Pool MA4655, 4.00%, 07/01/2052	839,168	796,437
Pool MA4684, 4.50%, 06/01/2052	71,815	69,955

The accompanying notes are an integral part of these financial statements.

24

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Pool MA4698, 3.00%, 08/01/2052	$227,464	$201,988
Pool MA4700, 4.00%, 08/01/2052	448,766	426,103
Pool MA4732, 4.00%, 09/01/2052	281,444	267,188
Pool MA4733, 4.50%, 09/01/2052	83,566	81,377
Pool MA4761, 5.00%, 09/01/2052	332,188	330,461
Pool MA4782, 3.50%, 10/01/2052	320,319	295,028
Pool MA4783, 4.00%, 10/01/2052	122,330	116,128
Pool MA4784, 4.50%, 10/01/2052	229,020	223,021
Pool MA4786, 5.50%, 10/01/2052	28,571	28,829
Pool MA4805, 4.50%, 11/01/2052	139,485	135,790
Pool MA4841, 5.00%, 12/01/2052	159,822	159,130
Pool MA4868, 5.00%, 01/01/2053	27,138	26,989
Pool MA4917, 4.50%, 02/01/2053	32,222	31,362
Pool MA4918, 5.00%, 02/01/2053	308,840	306,919
Pool MA4940, 5.00%, 03/01/2053	27,016	26,848
Pool MA4978, 5.00%, 04/01/2053	408,307	405,736
Pool MA5009, 5.00%, 05/01/2053	570,115	566,481
Pool MA5010, 5.50%, 05/01/2053	30,558	30,791
Pool MA5038, 5.00%, 06/01/2053	2,045,885	2,032,686
Pool MA5071, 5.00%, 07/01/2053	340,158	337,937
Pool MA5073, 6.00%, 07/01/2053	245,645	250,331
Pool MA5089, 4.00%, 07/01/2053	47,192	44,789
Pool MA5106, 5.00%, 08/01/2053	445,706	442,649
Pool MA5107, 5.50%, 08/01/2053	321,351	323,629
Pool MA5108, 6.00%, 08/01/2053	72,064	73,417
Pool MA5138, 5.50%, 09/01/2053	815,895	821,679
Pool MA5139, 6.00%, 09/01/2053	1,168,775	1,190,716
Pool MA5165, 5.50%, 10/01/2053	23,480	23,647
Pool MA5166, 6.00%, 10/01/2053	365,534	372,362
Pool MA5192, 6.50%, 11/01/2053	213,540	219,985
Pool MA5215, 5.50%, 12/01/2053	693,630	698,547
Pool MA5216, 6.00%, 12/01/2053	464,904	473,541
Pool MA5217, 6.50%, 12/01/2053	267,431	275,501
Pool MA5245, 5.00%, 01/01/2054	2,702,840	2,684,304
Pool MA5247, 6.00%, 01/01/2054	23,666	24,104
Pool MA5294, 5.00%, 03/01/2054	1,109,716	1,101,932
Pool MA5297, 6.50%, 03/01/2054	27,442	28,270
Pool MA5331, 5.50%, 04/01/2054	772,974	778,332
Pool MA5389, 6.00%, 06/01/2054	135,956	138,450
Pool MA5422, 6.50%, 07/01/2054	108,031	111,274
Pool MA5445, 6.00%, 08/01/2054	59,685	60,780

The accompanying notes are an integral part of these financial statements.

25

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
Ginnie Mae II Pool
Pool MA7311, 2.00%, 04/20/2051	$24,576	$20,712
Pool MA7935, 2.00%, 03/20/2052	293,352	247,318
Pool MA7936, 2.50%, 03/20/2052	866,704	757,883
Pool MA8151, 4.50%, 07/20/2052	152,224	149,366
Pool MA8201, 4.50%, 08/20/2052	26,317	25,819
Pool MA8492, 6.00%, 12/20/2052	19,394	19,804
Pool MA8800, 5.00%, 04/20/2053	551,787	551,641
Pool MA8801, 5.50%, 04/20/2053	581,670	586,383
Pool MA8877, 4.50%, 05/20/2053	293,570	287,737
Pool MA8947, 5.00%, 06/20/2053	213,761	213,638
Pool MA8948, 5.50%, 06/20/2053	278,157	280,199
Pool MA9016, 5.00%, 07/20/2053	47,728	47,694
Pool MA9018, 6.00%, 07/20/2053	66,032	67,050
Pool MA9240, 5.00%, 10/20/2053	53,545	53,489
Pool MA9242, 6.00%, 10/20/2053	93,106	95,077
Pool MA9304, 5.00%, 11/20/2053	131,571	131,435
Pool MA9488, 5.50%, 02/20/2054	24,557	24,726
Pool MA9541, 5.50%, 03/20/2054	88,680	89,290
Pool MA9603, 4.50%, 04/20/2054	312,566	306,211
Pool MA9726, 6.00%, 06/20/2054	104,496	106,091
Pool MA9777, 4.50%, 07/20/2054	299,511	293,422
Pool MA9780, 6.00%, 07/20/2054	139,666	141,799
Government National Mortgage Association
Pool MA7826, 2.00%, 01/20/2052	66,435	56,011
Pool MA7827, 2.50%, 01/20/2052	180,438	157,836
Series 2020-107, Class AB, 1.00%, 07/20/2050	50,244	39,511
Series 2020-112, Class KA, 1.00%, 08/20/2050	46,459	36,271
Series 2021-103, Class HE, 2.00%, 06/20/2051	34,934	29,418
Series 2021-156, Class LI, 4.00%, 09/20/2051(e)	636,999	121,263
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $62,506,263)		63,897,492
FOREIGN CORPORATE BONDS — 5.7%
Automobiles & Components — 0.0%(f)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	95,930
Banks — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	541,467
ASB Bank Ltd.
5.35%, 06/15/2026(a)	323,000	327,570
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032(a)	159,000	159,717
Australia & New Zealand Banking Group Ltd./New York NY, 4.75%, 01/18/2027	361,000	364,970

The accompanying notes are an integral part of these financial statements.

26

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
FOREIGN CORPORATE BONDS — continued
Banks — continued
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	$167,000	$173,565
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027(a)	349,000	341,936
Banco Santander SA, 6.92%, 08/08/2033	600,000	650,657
Bancolombia SA, 3.00%, 01/29/2025	703,000	692,340
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026(a)	452,000	457,575
Bank of Nova Scotia
1.45%, 01/10/2025	788,000	777,812
4.50%, 12/16/2025	472,000	469,297
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	200,000	206,672
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028(a)	349,000	321,799
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030(a)	369,000	375,497
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030(a)	352,000	361,416
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(a)	207,000	219,928
BPCE SA
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032(a)	260,000	220,927
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035(a)	1,280,000	1,322,506
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(a)	132,000	145,125
Commonwealth Bank of Australia, 5.84%, 03/13/2034(a)	892,000	930,650
Credit Agricole SA
5.59%, 07/05/2026(a)	558,000	567,740
5.13%, 03/11/2027(a)	254,000	258,185
Deutsche Bank AG/New York NY, 4.16%, 05/13/2025	151,000	150,122
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,525,139
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(a)	245,000	252,251
Lloyds Banking Group PLC, 5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035	305,000	315,377
Mitsubishi UFJ Financial Group, Inc.
5.72% to 02/20/2025 then 1 yr. CMT Rate + 1.08%, 02/20/2026	200,000	200,423
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	246,998
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	585,919
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	262,190
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	250,000	214,903
2.99%, 05/21/2031(a)	250,000	219,309
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	191,819

The accompanying notes are an integral part of these financial statements.

27

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
FOREIGN CORPORATE BONDS — continued
Banks — continued
Societe Generale SA, 1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026(a)	$805,000	$767,069
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027(a)	200,000	204,679
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	206,088
5.80%, 07/13/2028	540,000	565,156
5.71%, 01/13/2030	253,000	265,342
1.71%, 01/12/2031	280,000	233,054
5.77%, 01/13/2033	351,000	372,629
UBS AG/New York NY, 2.95%, 04/09/2025	578,000	570,778
Westpac Banking Corp., 5.51%, 11/17/2025	235,000	237,978
		17,474,574
Capital Goods — 0.2%
BAE Systems PLC, 5.30%, 03/26/2034(a)	200,000	205,198
Triton Container International Ltd., 3.15%, 06/15/2031(a)	216,000	186,231
Vinci SA, 3.75%, 04/10/2029(a)	637,000	616,375
Weir Group PLC, 2.20%, 05/13/2026(a)	281,000	268,389
		1,276,193
Commercial & Professional Services — 0.3%
CSL Finance PLC, 4.95%, 04/27/2062(a)	6,000	5,557
E.ON International Finance BV, 6.65%, 04/30/2038(a)	161,000	180,226
Enel Finance International NV, 1.63%, 07/12/2026(a)	577,000	544,830
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027(a)	4,000	3,993
IBM International Capital Pte Ltd., 5.30%, 02/05/2054	100,000	98,531
International Bank for Reconstruction & Development, 0.65%, 02/10/2026	50,000	47,487
NTT Finance Corp.
4.24%, 07/25/2025(a)	599,000	596,625
2.07%, 04/03/2031(a)	209,000	178,592
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	97,614
Viterra Finance BV, 2.00%, 04/21/2026(a)	201,000	191,707
		1,945,162
Consumer Services — 0.0%(f)
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(a)	100,000	100,835
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(a)	202,000	196,093
4.50%, 07/26/2047(a)	573,000	499,099
		695,192

The accompanying notes are an integral part of these financial statements.

28

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
FOREIGN CORPORATE BONDS — continued
Energy — 0.4%
Aker BP ASA, 6.00%, 06/13/2033(a)	$192,000	$200,262
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	332,436
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	19,000	18,739
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	46,405
Enbridge, Inc.
5.30%, 04/05/2029	40,000	41,125
5.70%, 03/08/2033	449,000	468,393
5.63%, 04/05/2034	280,000	289,063
5.95%, 04/05/2054	150,000	155,201
KazMunayGas National Co. JSC, 6.38%, 10/24/2048(a)	435,000	426,737
Saudi Arabian Oil Co., 5.75%, 07/17/2054(a)	420,000	422,205
TotalEnergies Capital SA
5.15%, 04/05/2034	180,000	186,173
5.49%, 04/05/2054	225,000	232,318
5.64%, 04/05/2064	170,000	176,657
TransCanada PipeLines Ltd., 6.20%, 10/15/2037	80,000	85,624
		3,081,338
Financial Services — 0.7%
Air Liquide Finance SA, 3.50%, 09/27/2046(a)	238,000	191,114
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027(a)	290,000	283,416
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029(a)	280,000	270,108
Enel Finance International NV, 6.80%, 09/15/2037(a)	100,000	111,776
European Bank for Reconstruction & Development, 4.25%, 03/13/2034	95,000	97,000
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(a)	920,000	1,090,509
Imperial Brands Finance PLC
5.50%, 02/01/2030(a)	370,000	377,883
5.88%, 07/01/2034(a)	505,000	515,194
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	699,000	664,136
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033(a)	347,000	356,018
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028(a)	213,000	194,878
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028(a)	200,000	206,686
UBS AG/London, 5.65%, 09/11/2028	250,000	260,136
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026(a)	65,000	63,578
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027(a)	13,000	12,349
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031(a)	366,000	353,792
		5,048,573

The accompanying notes are an integral part of these financial statements.

29

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
FOREIGN CORPORATE BONDS — continued
Food, Beverage & Tobacco — 0.1%
Heineken NV, 3.50%, 01/29/2028(a)	$882,000	$859,833
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.50%, 12/01/2052	20,000	21,081
		880,914
Insurance — 0.1%
AIA Group Ltd., 3.20%, 09/16/2040(a)	213,000	163,506
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	227,287
		390,793
Materials — 0.1%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/2030(a)	40,000	39,974
Holcim US Finance Luxembourg SA, 6.88%, 09/29/2039(a)	70,000	76,814
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)	80,000	80,820
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027(a)	31,777	30,969
Northern Star Resources Ltd., 6.13%, 04/11/2033(a)	161,000	168,359
NOVA Chemicals Corp., 4.25%, 05/15/2029(a)	40,000	36,530
OCI NV, 6.70%, 03/16/2033(a)	218,000	224,910
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	130,000	135,245
UPM-Kymmene Oyj, 7.45%, 11/26/2027(a)	6,000	6,399
Yara International ASA, 3.80%, 06/06/2026(a)	22,000	21,581
		821,601
Media & Entertainment — 0.0%(f)
Tencent Holdings Ltd., 3.98%, 04/11/2029(a)	353,000	345,228
Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
Pfizer Investment Enterprises Pte Ltd., 5.34%, 05/19/2063	440,000	437,022
Real Estate Management & Development — 0.1%
Macquarie Bank Ltd., 3.62%, 06/03/2030(a)	863,000	798,225
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027(a)	347,000	338,892
		1,137,117
Semiconductors & Semiconductor Equipment — 0.4%
Renesas Electronics Corp., 2.17%, 11/25/2026(a)	376,000	355,334
SK Hynix, Inc.
6.38%, 01/17/2028(a)	1,290,000	1,348,906
5.50%, 01/16/2029(a)	1,156,000	1,184,299
		2,888,539
Technology Hardware & Equipment — 0.0%(f)
Sky Group Finance Ltd., 6.50%, 10/15/2035(a)	227,000	254,228
Telecommunication Services — 0.2%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	671,821
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	236,962

The accompanying notes are an integral part of these financial statements.

30

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
FOREIGN CORPORATE BONDS — continued
Telecommunication Services — continued
Vodafone Group PLC
5.75%, 06/28/2054	$350,000	$354,748
5.75%, 02/10/2063	87,000	86,338
5.88%, 06/28/2064	210,000	211,164
		1,561,033
Transportation — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	64,167	63,885
AP Moller - Maersk AS, 5.88%, 09/14/2033(a)	1,006,000	1,065,368
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	30,653
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)	57,000	56,467
		1,216,373
Utilities — 0.4%
Electricite de France SA
3.63%, 10/13/2025(a)	296,000	292,147
5.70%, 05/23/2028(a)	349,000	360,954
6.95%, 01/26/2039(a)	243,000	273,868
6.90%, 05/23/2053(a)	236,000	269,439
5.25%, 10/13/2055(a)	209,000	193,938
Engie SA, 5.25%, 04/10/2029(a)	311,000	319,204
Korea Electric Power Corp., 4.00%, 06/14/2027(a)	703,000	697,711
National Grid PLC, 5.42%, 01/11/2034	290,000	296,439
		2,703,700
TOTAL FOREIGN CORPORATE BONDS (Cost $41,377,948)		42,354,345
ASSET-BACKED SECURITIES — 2.5%
American Airlines Group, Inc.
Series 2015-1, 3.38%, 05/01/2027	67,641	63,765
Series 2016-2, 3.20%, 06/15/2028	274,492	258,352
Series 2016-3, 3.00%, 10/15/2028	64,758	60,529
Series 2019-1, 3.15%, 02/15/2032	175,358	160,524
American Express Travel Related Services Co., Inc., Series 2024-2, Class A, 5.24%, 04/15/2031	685,000	716,152
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046(a)	38,573	35,282
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027(a)	159,000	154,292
Series 2023-2A, Class B, 6.03%, 10/20/2027(a)	100,000	101,623
Series 2024-1A, Class B, 5.85%, 06/20/2030(a)	100,000	102,590
Series 2024-2A, Class A, 5.13%, 10/20/2028(a)	210,000	212,807
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046(a)	290,250	265,536
BOF URSA Funding Trust, Series 2023-CAR3, Class A2, 6.29%, 07/26/2032(a)	59,477	60,309
Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, 05/15/2039(a)	264,738	272,635
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	241,000	241,025

The accompanying notes are an integral part of these financial statements.

31

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
ASSET-BACKED SECURITIES — continued
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 04/15/2027	$265,000	$261,875
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028(a)	150,000	145,596
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 09/16/2030(a)	131,110	131,910
Crockett Partners Equipment Co. II LLC
Series 2024-1C, Class A, 6.05%, 01/20/2031(a)	114,242	115,121
Series 2024-1C, Class B, 6.78%, 01/20/2031(a)	98,485	99,199
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048(a)	325,000	311,609
Series 2024-1A, Class A2, 4.76%, 03/22/2049(a)	77,000	74,648
Dell Equipment Finance Trust
Series 2023-3, Class A3, 5.93%, 04/23/2029(a)	200,000	203,136
Series 2024-1, Class A3, 5.39%, 03/22/2030(a)	250,000	254,126
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028(a)	32,000	32,631
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054(a)	250,000	259,078
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038(a)	231,971	238,898
ELFI Graduate Loan Program, Series 2024-A, Class A, 5.56%, 08/25/2049(a)	158,909	162,511
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067(a)(g)	174,683	151,781
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	155,000	158,508
Ford Motor Co., Series 2024-1, Class A1, 5.29%, 04/15/2029(a)	265,000	270,469
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	250,000	256,138
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066(a)(g)	220,180	183,216
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	210,000	210,542
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	635,000	640,508
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056(a)	107,606	92,036
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037(a)	54,050	53,428
Series 2024-1B, Class A, 5.75%, 09/15/2039(a)	69,102	70,716
Series 2024-1B, Class B, 5.99%, 09/15/2039(a)	100,110	102,703
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	261,031	264,287
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(a)	104,000	106,011
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 6.85% (30 day avg SOFR US + 1.50%), 08/25/2054(a)	420,004	422,698
Kubota Credit Owner Trust
Series 2023-2A, Class A3, 5.28%, 01/18/2028(a)	332,000	335,826
Series 2024-1A, Class A3, 5.19%, 07/17/2028(a)	118,000	119,976
Series 2024-2A, Class A4, 5.19%, 05/15/2030(a)	171,000	175,159
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class A, 1.43%, 05/20/2039(a)	218,628	205,208
Series 2021-2A, Class B, 1.83%, 05/20/2039(a)	181,423	170,282
Metronet Systems Holdings LLC, Series 2022-1A, Class A2, 6.35%, 10/20/2052(a)	168,000	172,167

The accompanying notes are an integral part of these financial statements.

32

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
ASSET-BACKED SECURITIES — continued
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029(a)	$37,000	$37,893
MVW Owner Trust
Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	65,299	65,784
Series 2023-1A, Class B, 5.42%, 10/20/2040(a)	326,495	330,988
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	295,136	287,248
Series 2021-BA, Class A, 0.94%, 07/15/2069(a)	42,327	38,033
Series 2021-EA, Class A, 0.97%, 12/16/2069(a)	349,385	307,881
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	358,916	366,964
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036(a)	200,000	205,776
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(a)	186,027	187,955
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041(a)	250,000	231,345
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, 6.14%, 04/25/2044(a)(g)	93,008	94,219
Santander Consumer USA Holdings, Inc., Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	22,252
SBA Depositor LLC, Series 2020-1-2, 2.33%, 01/15/2028(a)	150,000	137,592
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032(a)	325,000	332,169
Sierra Timeshare Conduit Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037(a)	102,965	98,865
Series 2021-2A, Class A, 1.35%, 09/20/2038(a)	40,605	38,830
Series 2021-2A, Class B, 1.80%, 09/20/2038(a)	20,302	19,387
Series 2024-1A, Class C, 5.94%, 01/20/2043(a)	155,038	155,880
Series 2024-2A, Class B, 5.29%, 06/20/2041(a)	259,195	262,028
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048(a)	46,904	45,416
Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031(a)	282,000	286,134
Stack Infrastructure Issuer LLC
Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	196,139	198,958
Series 2024-1A, Class A2, 5.90%, 03/25/2049(a)	152,000	156,115
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(a)	479,000	492,645
Taco Bell Corp.
Series 2016-1A, Class A23, 4.97%, 05/25/2046(a)	50,625	50,469
Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	245,625	228,409
Series 2021-1A, Class A2II, 2.29%, 08/25/2051(a)	89,408	79,777
Towd Point Mortgage Trust
Series 2017-5, Class A1, 5.99% (1 mo. Term SOFR + 0.71%), 02/25/2057(a)	22,940	23,557
Series 2018-2, Class A2, 3.50%, 03/25/2058(a)(g)	100,000	95,628
Series 2022-4, Class A1, 3.75%, 09/25/2062(a)	103,332	98,655
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(g)	269,171	272,121
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064(a)(g)	292,892	297,168

The accompanying notes are an integral part of these financial statements.

33

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
ASSET-BACKED SECURITIES — continued
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027(a)	$332,000	$340,047
United Airlines, Inc.
Series 2014-1, 4.00%, 04/11/2026	72,699	70,732
Series 2016-2, 2.88%, 10/07/2028	26,658	24,779
Series 2019-2, 2.70%, 05/01/2032	166,436	147,930
Series 2023-1, 5.80%, 01/15/2036	245,392	254,542
Series A, 4.00%, 10/29/2024	137,624	137,187
Vantage Data Centers Guarantor LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045(a)	110,000	105,659
Series 2021-1A, Class A2, 2.17%, 10/15/2046(a)	125,000	117,229
Verizon Master Trust
Series 2023-7, Class A1A, 5.67%, 11/20/2029	331,000	340,170
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,739,759
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066(a)(g)	242,164	207,261
Series 2022-7, Class A1, 5.15%, 07/25/2067(a)(h)	285,413	284,897
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, 04/20/2054(a)	216,373	225,009
TOTAL ASSET-BACKED SECURITIES (Cost $18,352,925)		18,698,760
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
BANK-2019, Series 2019-BN17, Class C, 4.66%, 04/15/2052(g)	235,000	213,706
BANK-2020, Series 2020-BN28, Class A4, 1.84%, 03/15/2063	100,000	85,291
BANK-2022, Series 2022-BNK39, Class A4, 2.93%, 02/15/2055(g)	300,000	264,296
BANK5 Trust
Series 2024-5YR5, Class B, 6.54%, 02/15/2029(g)	69,000	71,086
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	210,959
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	570,000	597,621
BBCMS Trust
Series 2022-C17, Class A5, 4.44%, 09/15/2055	150,000	146,875
Series 2023-C22, Class A5, 6.80%, 11/15/2056(g)	14,876	17,053
Series 2024-5C27, Class A3, 6.01%, 07/15/2057	272,000	286,310
Series 2024-C24, Class C, 6.00%, 02/15/2057	105,000	104,641
Benchmark Mortgage Trust
Series 2019-B15, Class AS, 3.23%, 12/15/2072	25,000	21,958
Series 2020-B17, Class C, 3.37%, 03/15/2053(g)	35,000	25,879
Series 2023-B40, Class C, 7.66%, 12/15/2056(g)	111,000	118,855
Series 2024-V6, Class C, 6.67%, 03/15/2029	140,000	141,241
Series 2024-V7, Class B, 7.08%, 05/15/2056(g)	135,000	141,573
BMO Mortgage Trust
Series 2022-C1, Class A5, 3.37%, 02/15/2055(g)	110,000	99,812
Series 2023-C7, Class A5, 6.16%, 12/15/2056	277,000	303,324

The accompanying notes are an integral part of these financial statements.

34

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2024-5C3, Class B, 6.56%, 02/15/2057(g)	$68,000	$70,467
Series 2024-C8, Class C, 6.23%, 03/15/2057(g)	85,000	86,110
BX Trust
Series 2021-VOLT, Class D, 7.10% (1 mo. Term SOFR + 1.76%), 09/15/2036(a)	375,000	369,376
Series 2024-XL5, Class D, 8.03% (1 mo. Term SOFR + 2.69%), 03/15/2041(a)	240,957	239,217
Chase Home Lending Mortgage Trust 2023-1, Series 2024-2, Class A6A, 6.00%, 02/25/2055(a)(g)	87,234	87,598
Chase Home Lending Mortgage Trust Series 2024-2, Series 2024-4, Class A6, 6.00%, 03/25/2055(a)(g)	294,049	295,545
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.74%, 05/15/2054(g)	132,000	130,085
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049	100,000	96,822
Commercial Mortgage Pass Through Certificates
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	20,000	19,431
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	5,197	5,188
Series 2024-277P, Class B, 7.23%, 08/10/2044(a)(g)	213,000	220,553
Computershare Corporate Trust, Series 2024-1CHI, Class C, 6.43%, 07/15/2035(a)(g)	205,000	206,548
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/2048	381,000	374,828
Series 2015-C3, Class ASB, 3.45%, 08/15/2048	69,850	69,503
ELM Trust
Series 2024-ELM, Class D10, 6.85%, 06/10/2039(a)(g)	180,000	181,713
Series 2024-ELM, Class D15, 6.90%, 06/10/2039(a)(g)	123,000	124,323
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 8.10% (30 day avg SOFR US + 2.75%), 12/25/2041(a)	100,000	102,116
Series 2022-R02, Class 2M1, 6.55% (30 day avg SOFR US + 1.20%), 01/25/2042(a)	31,792	31,798
Series 2022-R02, Class 2M2, 8.35% (30 day avg SOFR US + 3.00%), 01/25/2042(a)	500,000	514,269
Series 2022-R03, Class 1M2, 8.85% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	110,000	115,739
Series 2022-R04, Class 1M2, 8.45% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	405,000	422,408
Series 2022-R07, Class 1M2, 10.00% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	55,000	59,738
Series 2023-R02, Class 1M1, 7.65% (30 day avg SOFR US + 2.30%), 01/25/2043(a)	77,444	79,646
Series 2023-R06, Class 1M2, 8.05% (30 day avg SOFR US + 2.70%), 07/25/2043(a)	500,000	521,661
Series 2024-R03, Class 2M2, 7.30% (30 day avg SOFR US + 1.95%), 03/25/2044(a)	420,000	423,761

The accompanying notes are an integral part of these financial statements.

35

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2024-R04, Class 1M2, 7.00% (30 day avg SOFR US + 1.65%), 05/25/2044(a)	$99,000	$99,388
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.51%, 02/10/2056(g)	65,000	65,796
Series 2023-V1, Class C, 6.51%, 02/10/2056(g)	62,909	62,473
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 6.15% (30 day avg SOFR US + 0.80%), 10/25/2041(a)	14,153	14,137
Series 2021-DNA7, Class B1, 9.00% (30 day avg SOFR US + 3.65%), 11/25/2041(a)	500,000	520,640
Series 2021-HQA4, Class M1, 6.30% (30 day avg SOFR US + 0.95%), 12/25/2041(a)	70,442	70,139
Series 2022-DNA1, Class M2, 7.85% (30 day avg SOFR US + 2.50%), 01/25/2042(a)	100,000	102,207
Series 2022-DNA2, Class M1B, 7.75% (30 day avg SOFR US + 2.40%), 02/25/2042(a)	210,000	215,258
Series 2022-DNA2, Class M2, 9.10% (30 day avg SOFR US + 3.75%), 02/25/2042(a)	65,000	68,217
Series 2022-DNA3, Class M1B, 8.25% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	55,000	57,019
Series 2022-DNA3, Class M2, 9.70% (30 day avg SOFR US + 4.35%), 04/25/2042(a)	562,000	599,937
Series 2022-DNA5, Class M1B, 9.85% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	150,000	162,390
Series 2022-HQA1, Class M1B, 8.85% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	55,000	57,783
Series 2022-HQA2, Class M1B, 9.35% (30 day avg SOFR US + 4.00%), 07/25/2042(a)	100,000	106,738
Series 2024-DNA1, Class M2, 7.30% (30 day avg SOFR US + 1.95%), 02/25/2044(a)	500,000	504,217
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 8.23% (1 mo. Term SOFR + 2.89%), 03/15/2039(a)	300,000	300,274
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	808,221	790,879
Series 2022-OPO, Class B, 3.38%, 01/05/2039(a)	150,000	128,641
JP Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%, 08/25/2054(a)(g)	317,865	318,835
Series 2024-4, Class A6A, 6.00%, 10/25/2054(a)(g)	238,407	239,335
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/2048	78,971	77,675
Madison Avenue Trust, Series 2015-11MD, Class D, 3.67%, 09/10/2035(a)(g)	129,000	119,769
Manhattan West, Series 2020-1MW, Class A, 2.13%, 09/10/2039(a)	220,000	201,596
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 05/15/2048(g)	60,000	59,025

The accompanying notes are an integral part of these financial statements.

36

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Morgan Stanley Capital I, Inc.
Series 2018-H4, Class C, 5.22%, 12/15/2051(g)	$25,000	$22,070
Series 2020-HR8, Class A4, 2.04%, 07/15/2053	55,000	47,460
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/2056(g)	250,000	271,830
ONE Mortgage Trust, Series 2021-PARK, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 03/15/2036(a)	225,000	218,974
ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.64%, 07/15/2039(a)(g)	215,000	218,860
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061(a)(g)	327,094	266,457
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(a)(h)	234,802	238,840
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064(a)(h)	247,386	249,258
ORL Trust, Series 2023-GLKS, Class C, 8.99% (1 mo. Term SOFR + 3.65%), 10/19/2036(a)	100,000	100,420
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043(a)(g)	426,552	435,026
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054(a)(g)	346,619	346,622
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(g)	73,697	62,090
Wells Fargo Commercial Mortgage Trust
Series 2016-C36, Class A4, 3.07%, 11/15/2059	100,000	95,732
Series 2017-C39, Class B, 4.03%, 09/15/2050	246,000	229,138
Series 2018-C44, Class A5, 4.21%, 05/15/2051	100,000	97,477
Series 2019-C54, Class A4, 3.15%, 12/15/2052	100,000	92,349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,436,015)		15,633,894
U.S. GOVERNMENT AGENCY ISSUES — 1.1%
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,086
4.50%, 03/26/2027	10,000	10,141
0.86%, 10/05/2027	44,000	39,979
4.25%, 12/15/2028	63,000	64,172
1.55%, 03/15/2029	8,000	7,209
4.13%, 03/20/2029	10,000	10,150
4.97%, 03/27/2029	10,000	10,084
1.19%, 07/16/2029	7,000	6,106
1.14%, 08/20/2029	30,000	26,036
1.23%, 09/10/2029	71,000	61,811
1.74%, 06/03/2030	988,000	871,697
1.25%, 06/24/2030	21,000	17,976
1.60%, 07/15/2030	33,000	28,724
1.55%, 07/26/2030	134,000	116,209
1.24%, 09/03/2030	671,000	569,542

The accompanying notes are an integral part of these financial statements.

37

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES — continued
1.32%, 09/09/2030	$22,000	$18,758
1.22%, 09/23/2030	1,201,000	1,016,626
1.30%, 02/03/2031	35,000	29,341
1.67%, 03/03/2031	31,000	26,621
2.02%, 04/01/2031	72,000	63,067
4.75%, 05/02/2031	257,000	268,224
1.88%, 06/16/2031	22,000	19,014
3.30%, 03/23/2032	9,000	8,477
1.69%, 08/20/2035	196,000	148,630
1.68%, 09/17/2035	55,000	41,743
6.15%, 12/21/2038	522,000	522,000
Federal Home Loan Banks
5.60%, 06/03/2026	135,000	135,000
2.50%, 12/10/2027	140,000	134,154
3.00%, 03/10/2028	10,000	9,740
3.25%, 06/09/2028	140,000	137,562
4.50%, 03/09/2029	250,000	257,584
2.13%, 12/14/2029	150,000	137,600
1.50%, 03/14/2031	1,760,000	1,505,666
4.75%, 03/10/2034	165,000	171,959
Tennessee Valley Authority
4.38%, 08/01/2034	290,000	292,614
4.88%, 01/15/2048	716,000	737,497
4.25%, 09/15/2065	229,000	207,523
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,574,095)		7,734,322
FOREIGN GOVERNMENT AGENCY ISSUES — 1.0%
Asian Development Bank
1.50%, 01/20/2027	330,000	312,103
3.75%, 04/25/2028	135,000	134,754
3.63%, 08/28/2029	490,000	486,171
Asian Infrastructure Investment Bank/The, 4.25%, 03/13/2034	110,000	111,984
European Investment Bank, 4.38%, 10/10/2031	220,000	228,129
Inter-American Development Bank
1.50%, 01/13/2027	411,000	388,710
4.13%, 02/15/2029	208,000	210,826
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	379,605
1.38%, 04/20/2028	93,000	85,386
4.50%, 06/26/2028	747,000	748,000
5.75%, 05/02/2034	3,260,000	3,304,659
International Finance Corp., 4.38%, 01/15/2027	56,000	56,545
Nordic Investment Bank, 4.25%, 02/28/2029	200,000	203,591

The accompanying notes are an integral part of these financial statements.

38

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
FOREIGN GOVERNMENT AGENCY ISSUES — continued
Province of British Columbia Canada, 4.75%, 06/12/2034	$240,000	$247,837
Province of Ontario Canada, 5.05%, 04/24/2034	275,000	291,005
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $7,098,687)		7,189,305
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond, 6.13%, 03/15/2034	420,000	425,335
Colombia Government International Bond, 3.00%, 01/30/2030	250,000	212,129
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	449,586
Guatemala Government Bond, 6.55%, 02/06/2037(a)	415,000	428,052
Indonesia Government International Bond, 5.25%, 01/17/2042(a)	200,000	206,045
Mexico Government International Bond, 5.55%, 01/21/2045	140,000	131,315
Oman Government International Bond, 6.50%, 03/08/2047(a)	405,000	428,326
Panama Government International Bond, 2.25%, 09/29/2032	200,000	150,631
Paraguay Government International Bond, 5.40%, 03/30/2050(a)	460,000	419,976
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	133,316
3.30%, 03/11/2041	141,000	110,216
3.55%, 03/10/2051	140,000	104,720
Philippine Government International Bond
7.75%, 01/14/2031	211,000	247,416
6.38%, 10/23/2034	394,000	444,237
Province of Quebec Canada, 4.25%, 09/05/2034	310,000	308,698
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	15,283
5.50%, 03/18/2054	946,000	967,401
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	151,133
Romanian Government International Bond, 6.13%, 01/22/2044(a)	100,000	99,245
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	104,559
4.13%, 11/20/2045	138,000	126,201
4.98%, 04/20/2055	324,000	313,295
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $5,793,664)		5,977,115
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 8.25% (1 mo. Term SOFR + 2.90%), 08/15/2039(a)	217,000	217,644
BX Trust, Series 2024-VLT4, Class E, 8.23% (1 mo. Term SOFR + 2.89%), 07/15/2029(a)	213,000	211,851
CONE Trust 2024-DFW1
Series 2024-DFW1, Class A, 6.98% (1 mo. Term SOFR + 1.64%), 08/15/2041(a)	85,000	85,152
Series 2024-DFW1, Class D, 8.38% (1 mo. Term SOFR + 3.04%), 08/15/2041(a)	92,000	92,173
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class B, 6.90% (1 mo. Term SOFR + 1.56%), 12/15/2038(a)	98,000	91,880

The accompanying notes are an integral part of these financial statements.

39

ActivePassive Core Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — continued
SFO Commercial Mortgage Trust, Series 2021-555, Class A, 6.60% (1 mo. Term SOFR + 1.26%), 05/15/2038(a)	$341,000	$321,406
SREIT Trust, Series 2021-PALM, Class A, 6.04% (1 mo. Term SOFR + 0.70%), 10/15/2034(a)	175,000	172,219
STWD Trust, Series 2021-FLWR, Class A, 6.03% (1 mo. Term SOFR + 0.69%), 07/15/2036(a)	150,000	148,388
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,347,503)		1,340,713
MUNICIPAL BONDS — 0.0%(f)
New York — 0.0%(f)
New York City Housing Development Corp., 3.71%, 02/15/2048 (Obligor: Fc 8 Spruce Street Resid)	270,000	269,127
TOTAL MUNICIPAL BONDS (Cost $265,275)		269,127
	Shares
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 5.23%(i)	5,499,161	5,499,161
TOTAL SHORT-TERM INVESTMENTS (Cost $5,499,161)		5,499,161
TOTAL INVESTMENTS — 99.6% (Cost $719,180,491)		$734,869,741
Other Assets in Excess of Liabilities — 0.4%		3,113,418
TOTAL NET ASSETS - 100.0%		$737,983,159

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $82,815,345 or 11.2% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Interest only security.
(f)	Represents less than 0.05% of net assets.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2024.

(h)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(i)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

40

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments
August 31, 2024

	Par	Value
Municipal Bonds — 92.8%
Alabama — 1.9%
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	$50,000	$52,307
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	37,688
Black Belt Energy Gas District
4.00%, 10/01/2049(a)	215,000	215,962
4.00%, 12/01/2049(a)	245,000	246,193
4.00%, 06/01/2051(a)	125,000	126,302
4.00%, 07/01/2052(a)	20,000	20,173
4.00%, 10/01/2052(a)	80,000	80,571
4.00%, 12/01/2052(a)	510,000	508,687
5.50%, 11/01/2053(a)	30,000	31,961
County of Jefferson AL Sewer Revenue, 5.00%, 10/01/2030	65,000	71,570
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	137,022
Industrial Development Board of the City of Mobile Alabama, 1.00%, 06/01/2034(a)	1,075,000	1,053,566
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,702
		2,597,704
Arizona — 1.6%
Arizona Board of Regents, 5.00%, 07/01/2032	840,000	974,997
Chandler Industrial Development Authority, 3.80%, 12/01/2035(a)	115,000	117,797
City of Glendale AZ, 5.00%, 07/01/2026	15,000	15,646
City of Phoenix AZ, 5.00%, 07/01/2025	275,000	280,113
Industrial Development Authority of the County of Pima/The, 5.00%, 04/01/2031	270,000	294,098
Maricopa County Industrial Development Authority, 5.00%, 01/01/2033	190,000	197,663
Maricopa County Special Health Care District, 5.00%, 07/01/2030	40,000	44,719
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	21,359
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2031	20,000	21,400
5.00%, 01/01/2032	195,000	224,872
Salt Verde Financial Corp., 5.00%, 12/01/2032	10,000	10,906
State of Arizona, 5.00%, 10/01/2028	30,000	33,040
		2,236,610
Arkansas — 0.2%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	265,000	264,617
California — 7.9%
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	23,730
Anaheim Public Financing Authority
0.00%, 09/01/2031(b)	170,000	138,344
0.00%, 09/01/2032(b)	150,000	117,790
0.00%, 09/01/2033(b)	20,000	15,149

The accompanying notes are an integral part of these financial statements.

41

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
California — continued
Bay Area Toll Authority
4.00%, 04/01/2029	$ 35,000	$35,975
4.00%, 04/01/2032	185,000	188,683
2.13%, 04/01/2053(a)	35,000	34,813
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	16,183
Beverly Hills Unified School District CA, 0.00%, 08/01/2033(b)	130,000	99,204
California Community Choice Financing Authority
4.00%, 10/01/2052(a)	85,000	86,070
5.00%, 12/01/2053(a)	55,000	58,232
California Health Facilities Financing Authority
5.00%, 12/01/2031	110,000	123,321
5.00%, 08/15/2032	20,000	20,793
3.00%, 08/15/2054(a)	855,000	852,982
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	65,000	68,610
5.00%, 10/01/2026	20,000	21,111
5.00%, 06/01/2028	75,000	82,286
5.00%, 10/01/2028	220,000	234,437
5.00%, 10/01/2028	45,000	49,855
5.00%, 04/01/2033	80,000	95,390
4.00%, 10/01/2045	35,000	36,158
3.00%, 10/01/2047(a)	140,000	139,981
California State Public Works Board
5.00%, 12/01/2024	320,000	321,630
5.00%, 10/01/2029	20,000	21,308
5.00%, 02/01/2030	25,000	28,022
California State University
5.00%, 11/01/2027	20,000	21,395
3.00%, 11/01/2033	60,000	59,132
3.13%, 11/01/2051(a)	150,000	150,714
California Statewide Communities Development Authority
4.13%, 03/01/2034	40,000	40,082
5.00%, 04/01/2036(a)	40,000	44,580
5.00%, 04/01/2038(a)	25,000	27,863
5.00%, 04/01/2038(a)	15,000	16,718
5.00%, 04/01/2045(a)	45,000	50,153
City & County of San Francisco CA, 5.00%, 06/15/2027	20,000	21,500
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	28,403
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	98,941
Coast Community College District, 4.50%, 08/01/2039	100,000	106,242

The accompanying notes are an integral part of these financial statements.

42

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
California — continued
County of San Bernardino CA, 5.00%, 10/01/2027	$35,000	$37,707
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028(b)	45,000	41,363
Glendale Community College District/CA, 5.25%, 08/01/2041	40,000	43,361
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2028(b)	80,000	72,096
5.00%, 06/01/2034	20,000	20,380
5.00%, 06/01/2040	60,000	61,140
5.00%, 06/01/2040	40,000	40,760
5.00%, 06/01/2045	55,000	56,045
Grossmont Union High School District, 0.00%, 08/01/2032(b)	35,000	27,290
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	74,859
Los Angeles County Development Authority, 3.38%, 01/01/2046(a)	25,000	25,081
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 06/01/2026	180,000	188,081
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	209,712
5.00%, 07/01/2027	30,000	32,261
5.00%, 07/01/2029	45,000	50,608
5.00%, 07/01/2032	150,000	165,460
Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/01/2028	65,000	71,550
Los Angeles Unified School District/CA
5.00%, 07/01/2026	30,000	31,479
5.00%, 07/01/2028	20,000	22,000
5.00%, 07/01/2029	15,000	16,172
5.00%, 07/01/2030	25,000	28,586
3.00%, 07/01/2031	155,000	153,520
5.00%, 07/01/2031	1,250,000	1,452,150
Marin Community College District
4.00%, 08/01/2041	35,000	36,437
5.00%, 08/01/2041	20,000	21,009
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	48,378
5.00%, 07/01/2029	70,000	78,791
5.00%, 07/01/2031	80,000	93,486
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	112,219
5.00%, 11/01/2028	190,000	199,695
4.00%, 11/01/2033	35,000	35,698
Poway Unified School District, 0.00%, 08/01/2032(b)	25,000	19,689
Rancho Santiago Community College District, 0.00%, 09/01/2030(b)	50,000	41,789

The accompanying notes are an integral part of these financial statements.

43

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
California — continued
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	$45,000	$52,848
Sacramento County Sanitation Districts Financing Authority, 5.00%, 12/01/2029	85,000	96,458
Sacramento Municipal Utility District, 5.00%, 08/15/2026	20,000	21,007
San Diego Community College District
5.00%, 08/01/2026	20,000	21,009
5.00%, 08/01/2030	60,000	62,935
5.00%, 08/01/2031	20,000	20,978
San Diego County Water Authority
5.00%, 05/01/2030	210,000	239,578
5.00%, 05/01/2030	20,000	22,817
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	73,541
5.00%, 10/01/2031	20,000	23,309
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/15/2032(b)	20,000	15,439
San Mateo County Community College District, 0.00%, 09/01/2033(b)	25,000	19,105
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	23,289
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	168,816
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	16,100
0.65%, 07/01/2040(a)	25,000	24,337
State of California
5.00%, 11/01/2028	155,000	170,296
3.00%, 09/01/2029	70,000	70,081
5.00%, 11/01/2031	130,000	138,328
5.00%, 08/01/2032	1,000,000	1,158,756
3.50%, 09/01/2032	130,000	130,018
State of California Department of Water Resources
5.00%, 12/01/2028	175,000	194,535
5.00%, 12/01/2030	210,000	241,885
5.00%, 12/01/2031	305,000	350,126
5.00%, 12/01/2032	35,000	40,069
5.00%, 12/01/2033	30,000	32,587
University of California
3.25%, 05/15/2029	235,000	235,403
5.00%, 05/15/2029	35,000	37,393
5.00%, 05/15/2029	30,000	33,645
5.00%, 05/15/2029	15,000	16,837
5.00%, 05/15/2031	20,000	23,016
4.00%, 05/15/2033	50,000	51,234

The accompanying notes are an integral part of these financial statements.

44

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 05/15/2034	$ 20,000	$23,875
Yosemite Community College District, 0.00%, 08/01/2031(b)	20,000	16,258
		11,050,540
Colorado — 1.8%
Adams & Arapahoe Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	63,026
5.00%, 12/01/2032	70,000	73,296
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	37,530
5.00%, 11/15/2032	250,000	288,606
5.00%, 11/15/2032	335,000	347,896
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	120,515
5.00%, 08/01/2035	70,000	73,357
5.00%, 08/01/2041	220,000	230,551
Colorado Health Facilities Authority
5.00%, 08/01/2025	25,000	25,481
5.00%, 08/01/2026	205,000	213,308
5.00%, 01/01/2027	35,000	36,876
5.00%, 08/01/2028	55,000	59,330
5.00%, 08/01/2028	20,000	21,575
5.00%, 11/15/2049(a)	65,000	67,852
5.00%, 11/15/2057(a)	20,000	22,909
Denver City & County School District No 1, 4.00%, 12/01/2027	130,000	136,002
Douglas County School District No Re-1 Douglas & Elbert Counties, 5.00%, 12/15/2026	40,000	42,203
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	47,345
5.00%, 11/01/2027	85,000	91,475
State of Colorado
5.00%, 12/15/2025	95,000	97,973
5.00%, 12/15/2026	200,000	211,015
5.00%, 12/15/2026	80,000	84,406
5.00%, 12/15/2027	40,000	43,095
5.00%, 03/15/2032	95,000	99,730
		2,535,352
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, 5.00%, 07/01/2029	160,000	179,005
State of Connecticut, 5.00%, 09/15/2026	420,000	440,604
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	21,274

The accompanying notes are an integral part of these financial statements.

45

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Connecticut — continued
5.00%, 07/01/2027	$ 125,000	$133,462
5.00%, 05/01/2031	65,000	72,995
		847,340
Delaware — 0.5%
Delaware Transportation Authority, 5.00%, 07/01/2028	25,000	27,289
State of Delaware
5.00%, 01/01/2027	81,000	85,718
5.00%, 02/01/2027	105,000	111,337
5.00%, 01/01/2028	150,000	162,456
5.00%, 01/01/2029	90,000	99,528
5.00%, 05/01/2029	35,000	38,973
5.00%, 02/01/2031	30,000	34,379
5.00%, 03/01/2031	35,000	40,159
5.00%, 05/01/2033	40,000	47,308
		647,147
District of Columbia — 1.9%
District of Columbia
5.00%, 10/15/2025	290,000	297,883
5.00%, 06/01/2026	180,000	183,324
5.00%, 01/01/2027	35,000	36,965
5.00%, 06/01/2027	45,000	47,981
5.00%, 10/15/2028	250,000	274,424
5.00%, 01/01/2029	45,000	49,569
5.00%, 10/15/2029	90,000	99,410
5.00%, 01/01/2030	35,000	39,236
5.00%, 06/01/2033	10,000	10,501
5.00%, 10/15/2033	285,000	311,270
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	110,350
5.00%, 03/01/2027	25,000	26,506
5.00%, 10/01/2028	195,000	213,882
5.00%, 05/01/2029	270,000	299,395
5.00%, 10/01/2029	15,000	16,765
5.00%, 12/01/2029	25,000	28,015
5.00%, 03/01/2030	80,000	89,914
5.00%, 10/01/2030	55,000	62,347
5.00%, 03/01/2031	60,000	66,363
5.00%, 10/01/2031	50,000	57,431
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	21,378
5.00%, 07/15/2028	85,000	92,693

The accompanying notes are an integral part of these financial statements.

46

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
District of Columbia — continued
5.00%, 07/15/2028	$50,000	$54,525
5.00%, 07/15/2028	20,000	21,810
5.00%, 07/15/2031	50,000	56,966
5.00%, 07/15/2032	20,000	23,072
		2,591,975
Florida — 5.4%
Brevard County School District, 5.00%, 07/01/2029	110,000	121,795
Central Florida Expressway Authority
5.00%, 07/01/2027	740,000	789,258
5.00%, 07/01/2028	170,000	185,172
5.00%, 07/01/2031	40,000	45,417
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	94,380
County of Manatee FL Public Utilities Revenue, 5.00%, 10/01/2032	200,000	231,950
County of Miami-Dade FL Water & Sewer System Revenue, 5.00%, 10/01/2028	110,000	117,052
Florida Department of Management Services, 5.00%, 11/01/2028	365,000	399,507
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	88,652
Hillsborough County Industrial Development Authority, 5.00%, 11/15/2029	1,185,000	1,312,220
Hillsborough County School Board, 5.00%, 07/01/2029	355,000	387,506
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	25,000	26,196
5.00%, 10/01/2026	20,000	20,957
5.00%, 10/01/2028	220,000	234,976
5.00%, 10/01/2030	270,000	305,093
Orlando Utilities Commission, 5.00%, 10/01/2026	30,000	31,485
Sarasota County School Board
5.00%, 07/01/2026	15,000	15,635
5.00%, 07/01/2028	45,000	48,931
5.00%, 07/01/2033	45,000	52,416
School Board of Miami-Dade County
5.00%, 02/01/2031	20,000	20,447
3.25%, 02/01/2033	235,000	231,604
School Board of Miami-Dade County/The, 4.00%, 08/01/2029	50,000	50,046
State of Florida
5.00%, 06/01/2026	70,000	72,996
5.00%, 06/01/2027	545,000	581,548
5.00%, 06/01/2028	1,130,000	1,174,222
5.00%, 06/01/2029	20,000	22,280
5.00%, 06/01/2030	105,000	118,989
5.00%, 07/01/2030	105,000	119,080
5.00%, 06/01/2031	30,000	34,445
5.00%, 06/01/2031	30,000	34,425

The accompanying notes are an integral part of these financial statements.

47

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Florida — continued
5.00%, 06/01/2033	$225,000	$264,866
Tampa Bay Water, 6.00%, 10/01/2029	300,000	349,365
		7,582,911
Georgia — 2.8%
Bartow County Development Authority
3.95%, 12/01/2032(a)	70,000	72,467
2.88%, 08/01/2043(a)	135,000	134,679
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(a)	60,000	61,413
5.00%, 07/01/2054(a)	45,000	48,420
Development Authority of Burke County/The, 3.80%, 10/01/2032(a)	165,000	167,471
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,882
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	186,135
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	67,095
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	58,450
4.00%, 03/01/2050(a)	60,000	60,420
4.00%, 07/01/2052(a)	20,000	20,172
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2026	200,000	209,052
Private Colleges & Universities Authority, 5.00%, 09/01/2032	1,645,000	1,910,864
State of Georgia
5.00%, 07/01/2028	415,000	437,557
5.00%, 07/01/2029	25,000	27,921
3.00%, 02/01/2030	35,000	35,004
5.00%, 02/01/2031	40,000	42,056
5.00%, 07/01/2031	225,000	243,215
5.00%, 07/01/2031	50,000	57,644
2.50%, 02/01/2033	10,000	9,239
		3,872,156
Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,039,450
City & County of Honolulu HI
5.00%, 03/01/2028	145,000	157,017
5.00%, 11/01/2028	25,000	27,446
5.00%, 03/01/2029	30,000	33,090
5.00%, 03/01/2031	95,000	106,165
5.00%, 03/01/2031	20,000	22,742
State of Hawaii
5.00%, 01/01/2031	150,000	160,109
4.00%, 10/01/2031	55,000	56,308
		1,602,327

The accompanying notes are an integral part of these financial statements.

48

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Idaho — 0.2%
Idaho Housing & Finance Association, 5.00%, 08/15/2030	$200,000	$225,707
Illinois — 8.2%
Chicago Board of Education
0.00%, 12/01/2028(b)	130,000	110,443
0.00%, 12/01/2028(b)	95,000	80,843
0.00%, 12/01/2029(b)	95,000	77,186
0.00%, 12/01/2029(b)	75,000	60,936
0.00%, 12/01/2030(b)	220,000	170,966
0.00%, 12/01/2030(b)	70,000	54,398
Chicago Midway International Airport, 5.00%, 01/01/2028	20,000	21,488
Chicago O'Hare International Airport, 5.00%, 01/01/2032	20,000	20,096
Chicago Transit Authority Capital Grant Receipts Revenue, 5.00%, 06/01/2027	20,000	21,026
City of Chicago IL, 5.00%, 01/01/2029	270,000	288,366
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	140,000	155,836
5.00%, 01/01/2031	560,000	631,851
5.00%, 01/01/2032	105,000	119,959
5.00%, 01/01/2033	120,000	136,900
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,788
5.00%, 11/01/2031	455,000	518,750
5.00%, 11/01/2032	175,000	197,352
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,821
Illinois Finance Authority
5.00%, 01/01/2027	30,000	31,720
5.00%, 07/01/2027	335,000	351,284
5.00%, 02/15/2029	30,000	31,572
5.00%, 04/01/2030	1,000,000	1,118,704
5.00%, 07/01/2031	110,000	115,102
5.00%, 04/01/2033	1,000,000	1,159,714
4.00%, 01/01/2040	25,000	25,728
Illinois Sports Facilities Authority/The, 5.00%, 06/15/2029	20,000	21,602
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	89,753
5.00%, 01/01/2030	265,000	295,393
4.00%, 12/01/2031	20,000	20,173
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	135,584
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2032(b)	80,000	59,795

The accompanying notes are an integral part of these financial statements.

49

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Illinois — continued
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2030	$110,000	$114,960
Regional Transportation Authority
5.00%, 07/01/2026	20,000	20,847
5.75%, 06/01/2029	90,000	99,517
Sales Tax Securitization Corp.
5.00%, 01/01/2027	80,000	84,010
5.00%, 01/01/2027	35,000	36,754
5.00%, 01/01/2028	60,000	64,207
5.00%, 01/01/2029	15,000	16,305
5.00%, 01/01/2030	175,000	193,240
5.00%, 01/01/2030	170,000	187,719
5.00%, 01/01/2033	55,000	62,545
5.00%, 01/01/2033	20,000	22,807
5.00%, 01/01/2034	45,000	51,005
5.00%, 01/01/2034	25,000	28,336
State of Illinois
5.00%, 10/01/2025	15,000	15,315
5.00%, 11/01/2025	50,000	51,150
5.00%, 12/01/2025	15,000	15,366
5.50%, 05/01/2026	490,000	510,413
5.00%, 10/01/2026	1,000,000	1,041,421
5.00%, 10/01/2026	45,000	46,864
5.00%, 03/01/2027	20,000	20,985
5.00%, 05/01/2027	770,000	810,902
5.00%, 10/01/2027	55,000	58,373
5.00%, 11/01/2027	75,000	79,725
5.00%, 07/01/2028	45,000	48,400
5.00%, 10/01/2028	25,000	27,004
5.00%, 11/01/2028	385,000	409,198
5.00%, 02/01/2029	15,000	15,717
5.00%, 03/01/2029	20,000	21,746
5.00%, 10/01/2029	15,000	16,451
5.00%, 12/01/2029	40,000	43,959
4.00%, 02/01/2030	20,000	20,432
5.00%, 03/01/2030	35,000	38,580
5.00%, 03/01/2030	20,000	22,046
5.50%, 05/01/2030	105,000	114,669
5.00%, 07/01/2030	55,000	60,853
5.00%, 10/01/2030	20,000	22,186
5.00%, 03/01/2031	75,000	83,507

The accompanying notes are an integral part of these financial statements.

50

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 05/01/2031	$ 10,000	$11,149
5.00%, 12/01/2031	20,000	22,406
5.00%, 03/01/2032	265,000	297,498
5.00%, 05/01/2032	20,000	22,479
5.00%, 05/01/2032	60,000	67,446
5.00%, 07/01/2032	15,000	16,883
5.00%, 12/01/2032	25,000	26,267
5.00%, 03/01/2033	20,000	22,345
5.00%, 03/01/2033	95,000	104,920
5.00%, 05/01/2033	30,000	33,558
5.00%, 07/01/2033	15,000	16,799
5.00%, 03/01/2034	20,000	22,243
		11,405,636
Indiana — 1.1%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	141,189
Indiana Finance Authority
5.00%, 10/01/2026	40,000	41,980
5.00%, 02/01/2027	165,000	174,600
5.00%, 06/01/2027	325,000	341,900
5.00%, 06/01/2028	125,000	131,416
5.00%, 02/01/2029	270,000	298,154
5.00%, 02/01/2030	90,000	96,307
0.70%, 12/01/2046(a)	30,000	28,998
2.25%, 12/01/2058(a)	210,000	207,672
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	31,153
		1,493,369
Iowa — 0.8%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	47,124
5.00%, 08/01/2027	280,000	300,008
5.00%, 08/01/2029	15,000	15,977
5.00%, 08/01/2031	30,000	34,199
5.00%, 08/01/2032	380,000	437,326
State of Iowa, 5.00%, 06/01/2029	295,000	327,931
		1,162,565
Kansas — 0.9%
State of Kansas Department of Transportation
5.00%, 09/01/2026	355,000	362,955
5.00%, 09/01/2029	750,000	836,739
5.00%, 09/01/2029	25,000	25,540

The accompanying notes are an integral part of these financial statements.

51

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Kansas — continued
5.00%, 09/01/2032	$20,000	$23,217
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,834
		1,279,285
Kentucky — 1.2%
Kentucky Asset Liability Commission, 5.00%, 09/01/2026	410,000	410,000
Kentucky Public Energy Authority, 4.00%, 12/01/2049(a)	35,000	35,102
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,000,000	1,047,382
5.00%, 11/01/2027	40,000	41,782
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	15,000	12,288
5.00%, 10/01/2047(a)	110,000	119,656
		1,666,210
Louisiana — 1.1%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	220,262
Parish of St John the Baptist LA, 2.38%, 06/01/2037(a)	320,000	313,617
State of Louisiana
5.00%, 05/01/2028	850,000	921,770
5.00%, 09/01/2029	40,000	44,487
5.00%, 09/01/2030	55,000	62,141
5.00%, 09/01/2033	35,000	40,999
		1,603,276
Maine — 1.0%
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,260,000	1,383,821
Maryland — 3.3%
County of Montgomery MD, 5.00%, 11/01/2028	105,000	105,345
County of Prince George's MD
5.00%, 09/15/2029	105,000	117,690
5.00%, 07/01/2031	80,000	92,176
Maryland Stadium Authority, 5.00%, 03/01/2031	115,000	130,038
Maryland Stadium Authority Built to Learn Revenue
5.00%, 06/01/2025	175,000	177,724
5.00%, 06/01/2027	265,000	281,827
Maryland State Transportation Authority, 5.00%, 07/01/2027	345,000	368,549
State of Maryland
5.00%, 08/01/2027	65,000	69,683
5.00%, 08/01/2029	210,000	234,937
5.00%, 03/15/2030	20,000	22,591
5.00%, 03/15/2031	115,000	131,875
5.00%, 08/01/2031	245,000	282,453

The accompanying notes are an integral part of these financial statements.

52

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Maryland — continued
5.00%, 06/01/2032	$1,140,000	$1,328,734
State of Maryland Department of Transportation
4.00%, 10/01/2030	735,000	779,729
3.00%, 11/01/2030	85,000	84,223
3.00%, 09/01/2031	20,000	19,605
2.50%, 10/01/2033	55,000	49,556
3.50%, 10/01/2033	70,000	69,507
University System of Maryland, 5.00%, 04/01/2026	225,000	233,340
		4,579,582
Massachusetts — 1.0%
Commonwealth of Massachusetts
5.25%, 09/01/2024	280,000	280,000
5.00%, 11/01/2031	40,000	46,165
5.00%, 01/01/2033	100,000	106,362
Massachusetts Clean Water Trust/The, 5.00%, 08/01/2025	30,000	30,662
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	27,065
5.00%, 07/01/2050(a)	70,000	77,417
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	266,659
3.05%, 12/01/2027	590,000	586,311
		1,420,641
Michigan — 1.8%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	600,000	680,520
Michigan Finance Authority
5.00%, 04/15/2033	20,000	22,571
3.00%, 11/15/2033	465,000	448,661
Michigan State Building Authority
5.00%, 10/15/2030	200,000	208,357
5.00%, 04/15/2031	235,000	239,481
Michigan State Housing Development Authority
3.10%, 12/01/2031	345,000	329,995
4.50%, 12/01/2042(a)	25,000	25,431
Michigan State University, 5.00%, 08/15/2029	40,000	44,568
State of Michigan
5.00%, 03/15/2026	190,000	196,726
5.00%, 05/01/2027	15,000	15,959
State of Michigan Trunk Line Revenue
5.00%, 11/15/2031	140,000	160,970
5.00%, 11/15/2032	90,000	102,861

The accompanying notes are an integral part of these financial statements.

53

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Michigan — continued
5.00%, 11/15/2032	$10,000	$11,647
Utica Community Schools/MI, 5.00%, 05/01/2026	55,000	57,230
		2,544,977
Minnesota — 1.9%
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	21,178
South Washington County Independent School District No 833/MN, 5.00%, 02/01/2028	65,000	70,329
State of Minnesota
5.00%, 08/01/2026	65,000	68,055
5.00%, 08/01/2027	300,000	321,524
5.00%, 08/01/2028	925,000	1,012,895
5.00%, 08/01/2028	70,000	76,651
5.00%, 08/01/2028	50,000	54,751
5.00%, 08/01/2029	420,000	469,460
5.00%, 09/01/2029	95,000	106,366
5.00%, 11/01/2031	105,000	120,813
University of Minnesota, 5.00%, 01/01/2028	310,000	335,122
		2,657,144
Mississippi — 1.4%
State of Mississippi
5.00%, 11/01/2032	100,000	105,385
5.00%, 11/01/2032	75,000	77,077
4.00%, 11/01/2035	1,630,000	1,656,622
5.00%, 11/01/2035	20,000	21,077
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	161,757
		2,021,918
Missouri — 0.5%
Curators of the University of Missouri, 5.00%, 11/01/2030	455,000	517,226
Health & Educational Facilities Authority of the State of Missouri, 5.00%, 06/01/2028	220,000	237,182
		754,408
Montana — 0.1%
City of Forsyth MT, 3.90%, 03/01/2031(a)	85,000	84,590
Nebraska — 0.4%
Central Plains Energy Project, 4.00%, 12/01/2049(a)	500,000	502,287
Omaha Public Power District, 5.00%, 02/01/2027	20,000	21,169
		523,456
Nevada — 1.3%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	109,123
County of Clark NV
5.00%, 07/01/2026	200,000	208,613

The accompanying notes are an integral part of these financial statements.

54

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Nevada — continued
5.00%, 07/01/2030	$ 55,000	$61,804
2.10%, 06/01/2031	105,000	93,072
Las Vegas Valley Water District, 5.00%, 06/01/2027	105,000	111,868
State of Nevada Highway Improvement Revenue
5.00%, 12/01/2028	250,000	274,713
3.00%, 12/01/2029	780,000	781,240
5.00%, 12/01/2030	50,000	52,875
4.00%, 12/01/2033	80,000	81,629
		1,774,937
New Jersey — 2.8%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	26,307
5.50%, 06/15/2029	55,000	58,685
5.00%, 11/01/2029	90,000	99,377
5.50%, 06/15/2030	65,000	69,354
5.25%, 06/15/2031	35,000	35,739
5.50%, 06/15/2031	140,000	149,379
3.13%, 07/01/2031	255,000	251,397
5.00%, 06/15/2036	175,000	184,793
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(b)	130,000	121,123
0.00%, 12/15/2026(b)	65,000	60,534
5.00%, 06/15/2028	110,000	118,943
0.00%, 12/15/2028(b)	180,000	157,059
0.00%, 12/15/2029(b)	205,000	172,787
0.00%, 12/15/2030(b)	25,000	20,313
4.10%, 06/15/2031	15,000	15,204
5.00%, 12/15/2031	100,000	109,988
5.00%, 06/15/2032	240,000	273,364
5.00%, 06/15/2032	85,000	96,136
5.00%, 06/15/2032	75,000	84,217
0.00%, 12/15/2032(b)	110,000	83,231
0.00%, 12/15/2032(b)	70,000	52,536
0.00%, 12/15/2033(b)	105,000	75,885
5.00%, 12/15/2033	230,000	245,586
New Jersey Turnpike Authority
5.00%, 01/01/2027	445,000	469,677
5.00%, 01/01/2031	475,000	506,700
5.00%, 01/01/2031	80,000	83,750
5.00%, 01/01/2033	90,000	95,569

The accompanying notes are an integral part of these financial statements.

55

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
New Jersey — continued
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	$ 30,000	$30,800
5.00%, 06/01/2030	110,000	115,910
		3,864,343
New Mexico — 0.2%
City of Farmington NM, 3.90%, 06/01/2040(a)	20,000	20,520
State of New Mexico
5.00%, 03/01/2025	35,000	35,385
5.00%, 03/01/2029	140,000	154,923
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2029	45,000	50,019
5.00%, 07/01/2030	50,000	56,473
		317,320
New York — 5.6%
City of New York NY
5.00%, 08/01/2029	265,000	274,364
5.00%, 08/01/2030	150,000	169,363
5.00%, 09/01/2030	200,000	226,087
5.00%, 10/01/2031	40,000	45,861
4.00%, 08/01/2032	120,000	121,315
5.00%, 12/01/2032	90,000	93,521
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,744
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	21,296
5.00%, 02/15/2032	95,000	99,480
5.00%, 02/15/2033	60,000	62,769
Long Island Power Authority
5.00%, 09/01/2033	35,000	41,273
0.85%, 09/01/2050(a)	20,000	19,460
1.50%, 09/01/2051(a)	25,000	23,942
Metropolitan Transportation Authority
5.00%, 11/15/2028	20,000	20,893
0.00%, 11/15/2032(b)	70,000	52,955
0.00%, 11/15/2032(b)	40,000	29,800
3.00%, 11/15/2032	55,000	51,960
4.00%, 11/15/2032	85,000	86,162
New York City Housing Development Corp.
0.60%, 05/01/2061(a)	275,000	268,605
3.40%, 11/01/2062(a)	50,000	50,046
3.70%, 05/01/2063(a)	15,000	15,100

The accompanying notes are an integral part of these financial statements.

56

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	$ 35,000	$39,155
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	246,050
5.00%, 07/15/2029	20,000	22,306
5.00%, 07/15/2030	30,000	33,921
5.00%, 07/15/2031	25,000	28,634
5.00%, 07/15/2033	20,000	23,082
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	274,828
5.00%, 11/01/2028	155,000	170,812
5.00%, 11/01/2029	60,000	63,245
3.00%, 02/01/2033	100,000	99,513
New York Liberty Development Corp., 2.10%, 11/15/2032	30,000	25,909
New York State Dormitory Authority
5.00%, 03/15/2026	255,000	264,574
5.00%, 03/15/2027	85,000	90,303
5.00%, 02/15/2028	130,000	137,715
5.00%, 02/15/2031	40,000	44,628
5.00%, 02/15/2032	310,000	326,308
5.00%, 03/15/2032	165,000	185,382
2.00%, 07/01/2033	100,000	85,700
New York State Housing Finance Agency
2.50%, 11/01/2060(a)	95,000	93,253
1.00%, 11/01/2061(a)	20,000	18,951
3.10%, 05/01/2062(a)	130,000	129,769
3.10%, 05/01/2062(a)	105,000	104,814
3.45%, 05/01/2062(a)	80,000	80,021
3.60%, 11/01/2062(a)	330,000	331,033
3.60%, 11/01/2062(a)	105,000	105,460
3.80%, 11/01/2062(a)	125,000	125,875
3.88%, 11/01/2063(a)	20,000	20,226
New York State Thruway Authority, 5.00%, 01/01/2028	425,000	427,862
New York State Urban Development Corp.
5.00%, 03/15/2029	155,000	171,374
5.00%, 03/15/2030	40,000	44,961
5.00%, 03/15/2033	90,000	100,312
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	38,212
Port Authority of New York & New Jersey, 5.00%, 10/15/2027(c)	55,000	58,334
Suffolk County Water Authority
3.00%, 06/01/2028	195,000	195,048
3.00%, 06/01/2032	105,000	105,041

The accompanying notes are an integral part of these financial statements.

57

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2029	$1,035,000	$1,160,074
0.00%, 11/15/2030(b)	135,000	110,094
0.00%, 11/15/2032(b)	25,000	18,836
5.00%, 05/15/2050(a)	175,000	180,638
Trust for Cultural Resources of The City of New York, 5.00%, 07/01/2031	50,000	57,005
Trust for Cultural Resources of The City of New York/The, 4.00%, 12/01/2033	30,000	31,360
Utility Debt Securitization Authority, 5.00%, 06/15/2027	145,000	147,572
		7,813,186
North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority/The
1.95%, 01/15/2048(a)	20,000	18,278
3.45%, 01/15/2048(a)	20,000	20,113
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	32,099
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	96,617
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	22,775
County of Wake NC, 5.00%, 05/01/2030	95,000	107,572
State of North Carolina
5.00%, 03/01/2026	50,000	51,851
5.00%, 05/01/2027	230,000	244,894
5.00%, 03/01/2028	620,000	626,106
5.00%, 05/01/2029	110,000	122,078
5.00%, 05/01/2031	125,000	142,371
3.00%, 05/01/2033	25,000	24,554
		1,509,308
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	250,779
5.00%, 06/01/2030	20,000	21,572
5.00%, 06/01/2033	115,000	123,589
5.00%, 06/01/2034	50,000	53,703
City of Columbus OH
5.00%, 04/01/2027	30,000	31,905
5.00%, 08/15/2027	40,000	42,909
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	63,046
County of Hamilton OH Sales Tax Revenue
4.00%, 12/01/2031	60,000	61,086
4.00%, 12/01/2032	135,000	137,253
Ohio State University, 5.00%, 12/01/2029	25,000	28,120
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	116,078

The accompanying notes are an integral part of these financial statements.

58

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Ohio — continued
5.00%, 06/01/2027	$175,000	$186,591
5.00%, 06/01/2027	80,000	85,343
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	47,981
5.00%, 12/01/2027	140,000	148,813
5.00%, 12/01/2027	55,000	59,296
5.00%, 12/01/2030	70,000	74,063
5.00%, 06/01/2033	105,000	117,352
State of Ohio
5.00%, 12/15/2025	165,000	170,037
5.00%, 12/15/2026	100,000	105,462
5.00%, 01/01/2027	110,000	115,896
5.00%, 01/01/2027	40,000	42,144
5.00%, 02/01/2027	35,000	37,011
5.00%, 05/01/2027	95,000	101,177
5.00%, 09/15/2027	60,000	64,448
5.00%, 05/01/2028	10,000	10,888
5.00%, 12/15/2028	40,000	44,005
5.00%, 09/01/2030	120,000	136,293
5.00%, 10/01/2031	1,240,000	1,417,407
5.00%, 05/01/2039	40,000	42,654
		3,936,901
Oklahoma — 1.3%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	182,874
Cleveland County Independent School District No 2 Moore
3.00%, 03/01/2025	115,000	114,952
4.00%, 03/01/2027	135,000	139,553
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,924
Oklahoma Capitol Improvement Authority, 5.00%, 07/01/2029	1,000,000	1,109,143
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	26,433
Oklahoma Water Resources Board, 5.00%, 04/01/2026	210,000	218,181
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	64,035
		1,886,095
Oregon — 1.2%
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	21,337
State of Oregon
5.00%, 05/01/2027	60,000	63,853
5.00%, 05/01/2028	355,000	386,141

The accompanying notes are an integral part of these financial statements.

59

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Oregon — continued
5.00%, 05/01/2030	$1,000,000	$1,129,520
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,722
		1,616,573
Pennsylvania — 3.3%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	373,311
5.00%, 07/15/2031	200,000	217,191
5.00%, 07/15/2033	10,000	10,804
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	21,453
Commonwealth of Pennsylvania
5.00%, 10/01/2024	370,000	370,493
5.00%, 05/01/2027	20,000	21,274
5.00%, 01/01/2028	470,000	495,610
3.00%, 03/15/2030	70,000	69,990
5.00%, 08/15/2032	420,000	427,996
5.00%, 09/01/2032	1,350,000	1,566,084
3.00%, 09/15/2033	45,000	44,431
Erie City Water Authority, 5.00%, 12/01/2043	25,000	26,325
General Authority of Southcentral Pennsylvania, 5.00%, 06/01/2034	50,000	57,817
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	65,000	69,530
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	120,000	112,309
2.80%, 10/01/2031	75,000	70,193
3.20%, 10/01/2031	30,000	29,016
Pennsylvania Turnpike Commission, 4.00%, 06/01/2033	355,000	359,661
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	47,919
School District of Philadelphia, 5.00%, 06/01/2027	55,000	58,267
School District of Philadelphia/The, 5.00%, 09/01/2026	60,000	62,494
State Public School Building Authority, 5.00%, 06/01/2031	35,000	36,315
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	27,534
		4,576,017
Rhode Island — 0.0%(d)
Rhode Island Health and Educational Building Corp., 5.00%, 05/15/2034	20,000	22,546
South Carolina — 1.1%
Greenville County School District, 5.00%, 12/01/2027	15,000	16,142
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054(a)	650,000	707,110
South Carolina Jobs-Economic Development Authority, 5.00%, 11/01/2031	750,000	843,695
		1,566,947

The accompanying notes are an integral part of these financial statements.

60

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
South Dakota — 0.9%
South Dakota Conservancy District, 5.00%, 08/01/2026	$365,000	$381,807
South Dakota Health & Educational Facilities Authority, 5.00%, 07/01/2031	750,000	843,382
		1,225,189
Tennessee — 0.6%
Johnson City Health & Educational Facilities Board, 5.00%, 07/01/2033	110,000	123,206
Knox County Health Educational & Housing Facility Board, 3.95%, 12/01/2027(a)	20,000	20,204
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	102,604
5.00%, 07/01/2029	25,000	27,219
5.00%, 07/01/2032	90,000	96,604
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	38,101
State of Tennessee
5.00%, 05/01/2028	70,000	76,269
5.00%, 05/01/2029	90,000	100,134
5.00%, 05/01/2032	20,000	23,315
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(a)	70,000	70,161
5.00%, 05/01/2052(a)	160,000	170,444
		848,261
Texas — 10.5%
Board of Regents of the University of Texas System
5.00%, 08/15/2025	1,130,000	1,155,880
5.00%, 08/15/2025	85,000	86,947
5.00%, 08/15/2026	10,000	10,470
5.00%, 08/15/2027	50,000	53,474
5.00%, 08/15/2027	25,000	26,737
Central Texas Turnpike System, 5.00%, 08/15/2033	1,020,000	1,162,162
City of Austin TX, 5.00%, 09/01/2033	30,000	35,039
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	38,411
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	160,000	168,490
5.00%, 11/15/2029	40,000	44,627
City of Dallas TX
5.00%, 02/15/2026	45,000	46,570
5.00%, 02/15/2028	35,000	37,769
5.00%, 02/15/2031	200,000	226,143
5.00%, 02/15/2032	10,000	11,420
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	26,020
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	255,000	276,375

The accompanying notes are an integral part of these financial statements.

61

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Texas — continued
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	$1,015,000	$1,067,964
5.00%, 11/15/2027	20,000	21,484
0.00%, 12/01/2028(b)	35,000	30,911
City of San Antonio TX, 5.00%, 08/01/2027	650,000	693,989
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	415,000	447,186
5.00%, 02/01/2029	30,000	31,185
5.00%, 02/01/2032	220,000	225,614
2.00%, 02/01/2049(a)	20,000	18,888
3.65%, 02/01/2053(a)	200,000	200,460
Clear Creek Independent School District, 3.60%, 02/15/2035(a)	65,000	65,402
Conroe Independent School District, 5.00%, 02/15/2027	90,000	95,234
County of Bexar TX
5.00%, 06/15/2030	60,000	62,410
4.00%, 06/15/2031	20,000	20,191
County of Harris TX
5.00%, 08/15/2025	260,000	265,757
5.00%, 08/15/2030	415,000	430,675
5.00%, 09/15/2032	75,000	86,931
5.00%, 08/15/2033	20,000	20,705
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2027	220,000	235,608
Cypress-Fairbanks Independent School District
5.00%, 02/15/2026	20,000	20,715
5.00%, 02/15/2027	85,000	89,964
5.00%, 02/15/2028	20,000	21,616
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	21,078
5.00%, 12/01/2027	110,000	118,378
5.00%, 12/01/2028	75,000	82,224
5.25%, 12/01/2030	30,000	34,276
Dallas College
5.00%, 02/15/2026	15,000	15,526
5.00%, 02/15/2030	35,000	38,952
5.00%, 02/15/2031	265,000	298,473
Dallas Fort Worth International Airport, 5.00%, 11/01/2031	55,000	62,477
Dallas Independent School District, 5.00%, 02/15/2027	90,000	95,300
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,793
Dickinson Independent School District, 3.50%, 08/01/2037(a)	390,000	391,404

The accompanying notes are an integral part of these financial statements.

62

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Texas — continued
Fort Bend Independent School District
0.88%, 08/01/2050(a)	$80,000	$78,305
0.72%, 08/01/2051(a)	250,000	235,204
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2029	30,000	32,789
Harris County Industrial Development Corp., 4.05%, 11/01/2050(a)	25,000	25,517
Houston Independent School District, 4.00%, 06/01/2039(a)	70,000	70,439
Leander Independent School District, 5.00%, 02/15/2028	50,000	54,041
Lewisville Independent School District
5.00%, 08/15/2030	400,000	452,355
5.00%, 08/15/2032	40,000	46,284
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	74,373
5.00%, 05/15/2028	200,000	216,764
5.00%, 05/15/2029	225,000	248,320
5.00%, 05/15/2030	10,000	11,195
Matagorda County Navigation District No 1, 2.60%, 11/01/2029	35,000	33,106
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2026	430,000	451,948
Midland Independent School District, 5.00%, 02/15/2027	25,000	26,454
North East Independent School District/TX, 3.75%, 08/01/2049(a)	20,000	20,392
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,764
North Texas Tollway Authority, 5.00%, 01/01/2033	85,000	88,740
Northside Independent School District
0.70%, 06/01/2050(a)	160,000	157,257
2.00%, 06/01/2052(a)	30,000	28,964
Northwest Independent School District, 5.00%, 02/15/2042	50,000	51,699
Permanent University Fund - University of Texas System, 5.00%, 07/01/2034	15,000	17,296
Pflugerville Independent School District, 5.00%, 02/15/2033	15,000	17,027
Plano Independent School District
5.00%, 02/15/2027	55,000	58,105
5.00%, 02/15/2030	110,000	123,129
Prosper Independent School District, 3.00%, 02/15/2053(a)	105,000	105,064
Round Rock Independent School District, 4.00%, 08/01/2032	60,000	62,946
San Antonio Water System, 5.00%, 05/15/2027	55,000	58,391
Spring Independent School District, 5.00%, 08/15/2028	1,250,000	1,274,389
Texas A&M University
5.00%, 05/15/2027	70,000	74,467
5.00%, 05/15/2032	525,000	609,169
5.00%, 05/15/2034	25,000	29,632
Texas State University System, 5.00%, 03/15/2029	80,000	84,444

The accompanying notes are an integral part of these financial statements.

63

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Texas — continued
Texas Tech University System, 5.00%, 02/15/2033	$ 20,000	$23,306
Texas Transportation Commission
5.00%, 04/01/2026	20,000	20,760
5.00%, 04/01/2031	20,000	22,793
Texas Water Development Board
5.00%, 08/01/2026	30,000	31,410
5.00%, 10/15/2026	25,000	26,303
5.00%, 08/01/2027	10,000	10,709
5.00%, 08/01/2028	40,000	43,707
5.00%, 08/01/2029	100,000	111,237
5.00%, 10/15/2030	55,000	62,215
5.00%, 10/15/2031	20,000	22,887
4.00%, 10/15/2032	80,000	81,853
5.00%, 10/15/2032	10,000	11,564
4.00%, 10/15/2033	65,000	66,436
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	67,993
5.00%, 08/01/2029	325,000	361,204
		14,650,650
Utah — 1.0%
County of Utah UT, 5.00%, 05/15/2060(a)	135,000	139,079
Intermountain Power Agency
5.00%, 07/01/2026	310,000	323,746
5.00%, 07/01/2027	35,000	37,389
5.00%, 07/01/2031	320,000	366,547
Nebo School District
5.00%, 07/01/2026	50,000	52,217
5.00%, 07/01/2027	15,000	16,007
5.00%, 07/01/2028	50,000	54,501
State of Utah, 5.00%, 07/01/2027	25,000	26,742
University of Utah
5.00%, 08/01/2027	20,000	21,388
5.00%, 08/01/2029	20,000	22,296
5.00%, 08/01/2030	40,000	45,280
Utah Transit Authority
5.00%, 06/15/2028	175,000	178,222
5.00%, 06/15/2029	20,000	20,368
5.00%, 06/15/2031	95,000	96,749
		1,400,531

The accompanying notes are an integral part of these financial statements.

64

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Virginia— 1.6%
County of Fairfax VA
5.00%, 10/01/2026	$ 100,000	$105,116
5.00%, 10/01/2028	25,000	27,482
Fairfax County Industrial Development Authority, 5.00%, 05/15/2031	35,000	36,113
Virginia College Building Authority
5.00%, 02/01/2025	210,000	211,943
5.00%, 02/01/2026	20,000	20,695
5.00%, 02/01/2027	70,000	74,140
5.00%, 02/01/2027	70,000	74,140
5.00%, 02/01/2027	20,000	21,183
5.00%, 02/01/2028	15,000	16,225
4.00%, 02/01/2029	315,000	324,728
5.00%, 02/01/2031	285,000	324,249
5.00%, 02/01/2031	90,000	94,560
3.00%, 02/01/2032	30,000	29,397
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,745
5.00%, 05/15/2027	125,000	133,179
5.00%, 05/15/2029	265,000	294,075
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	113,319
5.00%, 08/01/2031	35,000	40,231
Virginia Public School Authority
5.00%, 04/15/2027	55,000	58,473
5.00%, 08/01/2028	280,000	285,952
		2,300,945
Washington — 5.4%
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2030	245,000	277,611
5.00%, 11/01/2030	25,000	25,692
5.00%, 11/01/2032	45,000	46,246
5.00%, 11/01/2035	95,000	97,631
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	176,441
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	315,399
5.00%, 01/01/2032	35,000	40,236
4.00%, 07/01/2032	20,000	20,302
Energy Northwest
5.00%, 07/01/2026	20,000	20,880
5.00%, 07/01/2027	50,000	53,342

The accompanying notes are an integral part of these financial statements.

65

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Washington — continued
5.00%, 07/01/2028	$70,000	$76,274
5.00%, 07/01/2030	365,000	394,910
5.00%, 07/01/2031	90,000	97,127
Grant County Public Utility District No 2 Electric Revenue, 4.00%, 01/01/2026	1,560,000	1,583,710
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	56,559
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,987
5.00%, 12/01/2032	90,000	95,942
Seattle Housing Authority, 1.00%, 06/01/2026	225,000	214,417
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,810,000	1,823,532
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	22,726
5.00%, 12/01/2033	25,000	29,435
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	186,877
State of Washington
5.00%, 02/01/2026	20,000	20,690
5.00%, 02/01/2027	30,000	31,745
5.00%, 02/01/2027	60,000	63,491
5.00%, 08/01/2027	45,000	48,163
5.00%, 02/01/2028	25,000	27,049
5.00%, 08/01/2028	95,000	103,878
5.00%, 08/01/2028	40,000	43,738
5.00%, 02/01/2029	10,000	11,047
5.00%, 06/01/2029	260,000	289,148
5.00%, 07/01/2029	220,000	226,525
5.00%, 08/01/2029	50,000	55,790
5.00%, 08/01/2029	25,000	27,895
5.00%, 02/01/2030	60,000	67,478
5.00%, 02/01/2030	80,000	89,970
5.00%, 08/01/2030	15,000	16,998
5.00%, 08/01/2030	55,000	62,325
5.00%, 02/01/2031	25,000	28,522
5.00%, 02/01/2031	20,000	22,818
5.00%, 08/01/2031	300,000	330,376
5.00%, 08/01/2033	70,000	82,277
Washington Health Care Facilities Authority
5.00%, 01/01/2047	120,000	126,181
5.00%, 08/01/2049(a)	120,000	122,632
		7,591,012

The accompanying notes are an integral part of these financial statements.

66

ActivePassive Intermediate Municipal Bond ETF
Schedule of investments(Cont’d)
August 31, 2024

	Par	Value
Municipal Bonds — continued
Wisconsin — 1.5%
State of Wisconsin
5.00%, 11/01/2026	$115,000	$121,118
5.00%, 11/01/2026	105,000	110,586
5.00%, 05/01/2027	25,000	26,639
5.00%, 05/01/2028	70,000	76,269
5.00%, 05/01/2028	55,000	59,925
5.00%, 05/01/2029	300,000	333,778
5.00%, 05/01/2029	35,000	37,248
5.00%, 05/01/2029	30,000	33,378
5.00%, 05/01/2030	205,000	231,552
5.00%, 05/01/2030	130,000	146,838
5.00%, 11/01/2030	275,000	290,855
5.00%, 11/01/2030	185,000	195,666
5.00%, 05/01/2031	105,000	120,142
5.00%, 05/01/2031	40,000	45,768
5.00%, 05/01/2032	75,000	86,981
5.00%, 05/01/2033	80,000	94,006
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	34,075
5.00%, 07/01/2032	25,000	29,191
		2,074,015
Total Municipal Bonds (Cost $129,165,328)		129,610,040
	Shares
Exchange Traded Funds — 4.6%
iShares National Muni Bond ETF	59,708	6,428,760
Total Exchange Traded Funds (Cost $6,371,648)		6,428,760
Short-Term Investments — 4.0%
Money Market Funds — 4.0%
First American Government Obligations Fund - Class X, 5.22%(e)	5,597,851	5,597,851
Total Short-Term Investments (Cost $5,597,851)		5,597,851
Total Investments — 101.4% (Cost $141,134,827)		$141,636,651
Liabilities in Excess of Other Assets — (1.4)%		(2,006,696)
TOTAL NET ASSETS — 100.0%		$139,629,955

Percentages are stated as a percent of net assets.
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2024, the total value of securities subject to the AMT was $58,334 or 0.1% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

67

ActivePassive International Equity ETF
Schedule of investments
August 31, 2024

	Shares	Value
Common Stocks — 98.9%
Automobiles & Components — 3.3%
Bayerische Motoren Werke AG - ADR	4,624	$142,835
BYD Co. Ltd. - ADR	38,854	2,368,637
Cie Generale des Etablissements Michelin SCA - ADR	107,446	2,109,165
Continental AG - ADR	13	88
Geely Automobile Holdings Ltd. - ADR	22,904	509,614
Honda Motor Co. Ltd. - ADR	239,683	7,897,555
Li Auto, Inc. - ADR(a)	9,102	177,125
Mercedes-Benz Group AG - ADR	14,155	244,315
NIO, Inc. - ADR(a)	77,381	312,619
Renault SA - ADR	202	1,913
Subaru Corp. - ADR	11,129	105,837
Suzuki Motor Corp. - ADR	14,848	693,699
Toyota Motor Corp. - ADR	59,914	11,371,677
Volkswagen AG - ADR	3,742	42,097
XPeng, Inc. - ADR(a)	23,791	191,518
		26,168,694
Banks — 11.8%
Agricultural Bank of China Ltd. - ADR	34,518	382,805
Banco Bilbao Vizcaya Argentaria SA - ADR	499,492	5,319,590
Banco do Brasil SA - ADR	224,783	1,130,658
Banco Macro SA - ADR	5,895	346,449
Banco Santander SA - ADR	1,057,955	5,268,616
Bancolombia SA - ADR	40,586	1,342,991
Bank Central Asia Tbk PT - ADR	62,908	1,043,015
Bank Mandiri Persero Tbk PT - ADR	59,980	1,079,040
Bank of China Ltd. - ADR	105,764	1,186,672
Barclays PLC - ADR	478,441	5,822,627
BNP Paribas SA - ADR	20,985	726,920
China Construction Bank Corp. - ADR	480,443	6,721,398
China Merchants Bank Co. Ltd. - ADR	18,311	375,742
Commonwealth Bank of Australia - ADR	68,474	6,477,640
DBS Group Holdings Ltd. - ADR	3,075	341,756
Erste Group Bank AG - ADR	9,501	260,897
Grupo Financiero Banorte SAB de CV - ADR	3,982	136,662
Grupo Financiero Galicia SA - ADR	5,119	200,511
Grupo Supervielle SA - ADR	13,492	99,031
HDFC Bank Ltd. - ADR	91,193	5,572,804
HSBC Holdings PLC - ADR	221,797	9,861,095
ICICI Bank Ltd. - ADR	107,576	3,153,053
Industrial & Commercial Bank of China Ltd. - ADR	102,945	1,168,426
ING Groep NV - ADR	242,101	4,408,659

The accompanying notes are an integral part of these financial statements.

68

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Banks — continued
Intesa Sanpaolo SpA - ADR	19,985	$500,824
Itau Unibanco Holding SA - ADR	303,679	1,979,987
Kasikornbank PCL - ADR	6,586	115,321
KB Financial Group, Inc. - ADR	28,361	1,840,062
Lloyds Banking Group PLC - ADR	1,206,761	3,692,689
Mitsubishi UFJ Financial Group, Inc. - ADR	387,833	4,083,881
Mizuho Financial Group, Inc. - ADR	714,120	2,970,739
NatWest Group PLC - ADR	327,341	3,018,084
Nedbank Group Ltd. - ADR	2,071	34,596
Oversea-Chinese Banking Corp. Ltd. - ADR	2,999	66,518
Shinhan Financial Group Co. Ltd. - ADR	48,729	2,068,546
Standard Bank Group Ltd. - ADR	13,497	183,154
Standard Chartered PLC - ADR	35,693	749,553
Sumitomo Mitsui Financial Group, Inc. - ADR	353,160	4,672,307
UniCredit SpA - ADR	157,033	3,245,872
United Overseas Bank Ltd. - ADR	17,569	844,366
Woori Financial Group, Inc. - ADR	42,381	1,535,464
		94,029,020
Capital Goods — 8.6%
ABB Ltd. - ADR	31,906	1,831,723
Airbus SE - ADR	75,463	2,897,025
Alstom SA - ADR	1,401,723	2,831,480
Ashtead Group PLC - ADR	2,601	742,377
Assa Abloy AB - ADR	200,939	3,229,090
Astra International Tbk PT - ADR	51,393	342,791
Atlas Copco AB - ADR	82,754	1,505,295
Atlas Copco AB - ADR	7,053	112,778
Bouygues SA - ADR	200	1,422
Cie de Saint-Gobain SA - ADR	251,365	4,413,969
CK Hutchison Holdings Ltd. - ADR	105,727	576,212
Daikin Industries Ltd. - ADR	34,584	437,833
Daimler Truck Holding AG - ADR	36,686	702,170
Diploma PLC - ADR	7,803	1,892,228
Embraer SA - ADR(a)	29,683	986,366
FANUC Corp. - ADR	180,326	2,653,497
Geberit AG - ADR	3,867	245,941
Hitachi Ltd. - ADR	107,823	5,281,171
IMCD NV - ADR	16,284	1,334,962
ITOCHU Corp. - ADR	6,773	716,448
Kingspan Group PLC - ADR	5,083	443,492
Komatsu Ltd. - ADR	32,333	898,857

The accompanying notes are an integral part of these financial statements.

69

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Capital Goods — continued
Kone Oyj - ADR	11,413	$307,695
Legrand SA - ADR	81,081	1,814,593
Leonardo SpA - ADR	4,195	52,438
Marubeni Corp. - ADR	739	126,221
Mitsubishi Electric Corp. - ADR	25,910	869,281
Mitsui & Co. Ltd. - ADR	3,032	1,306,792
NIDEC CORP - ADR	41,551	420,496
Rheinmetall AG - ADR	2,417	290,161
Rolls-Royce Holdings PLC - ADR(a)	773,794	5,037,399
Schneider Electric SE - ADR	213,165	10,820,255
Siemens AG - ADR	76,133	7,170,206
Siemens Energy AG - ADR(a)	8,123	234,673
SMC Corp. - ADR	42,830	989,373
Sumitomo Corp. - ADR	9,166	217,418
Techtronic Industries Co. Ltd. - ADR	16,684	1,120,664
Toyota Industries Corp. - ADR	1,190	93,570
VAT Group AG - ADR	27,988	1,441,662
Vestas Wind Systems AS - ADR(a)	39,872	303,027
Volvo AB - ADR	75,712	2,009,397
WEG SA - ADR	18,821	181,547
		68,883,995
Commercial & Professional Services — 3.9%
Computershare Ltd. - ADR	67,511	1,296,211
Experian PLC - ADR	51,434	2,499,693
Recruit Holdings Co. Ltd. - ADR	429,085	5,337,817
RELX PLC - ADR	356,184	16,619,546
Rentokil Initial PLC - ADR	81,313	2,620,718
SGS SA - ADR	59,647	661,485
Wolters Kluwer NV - ADR	13,400	2,273,176
		31,308,646
Consumer Discretionary Distribution & Retail — 3.7%
Alibaba Group Holding Ltd. - ADR	94,512	7,876,630
ATRenew, Inc. - ADR(a)	14,210	33,678
Cango, Inc./KY - ADR(a)	36,224	62,305
Fast Retailing Co. Ltd. - ADR	22,413	722,147
H & M Hennes & Mauritz AB - ADR	15,807	49,002
Industria de Diseno Textil SA - ADR	345,481	9,365,990
JD.com, Inc. - ADR	91,396	2,467,692
Jumia Technologies AG - ADR(a)	59,379	293,332
Kingfisher PLC - ADR	99,899	747,245
MINISO Group Holding Ltd. - ADR	6,145	100,962

The accompanying notes are an integral part of these financial statements.

70

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Consumer Discretionary Distribution & Retail — continued
MYT Netherlands Parent BV - ADR(a)	95,493	$356,189
Naspers Ltd. - ADR	40,353	1,658,508
PDD Holdings, Inc. - ADR(a)	39,838	3,828,830
Prosus NV - ADR	143,402	1,066,911
Vipshop Holdings Ltd. - ADR	62,585	784,816
Wesfarmers Ltd. - ADR	22,282	547,246
		29,961,483
Consumer Durables & Apparel — 3.8%
adidas AG - ADR	3,380	434,533
ANTA Sports Products Ltd. - ADR	1,231	301,361
Berkeley Group Holdings PLC - ADR	44,350	582,759
BRP, Inc.	20,355	1,473,295
Cie Financiere Richemont SA - ADR	99,734	1,568,816
Haier Smart Home Co. Ltd. - ADR	61,393	749,609
Hermes International SCA - ADR	26,061	6,242,652
Kering SA - ADR	91,400	2,618,610
Li Ning Co. Ltd. - ADR	3,752	174,393
LVMH Moet Hennessy Louis Vuitton SE - ADR	63,864	9,520,206
Shenzhou International Group Holdings Ltd. - ADR	8,481	68,509
Shimano, Inc. - ADR	71,685	1,336,208
Sony Group Corp. - ADR	57,842	5,643,066
		30,714,017
Consumer Services — 1.7%
Amadeus IT Group SA - ADR	12,792	863,460
Carnival PLC - ADR(a)	56,543	850,972
Compass Group PLC - ADR	14,726	470,496
GreenTree Hospitality Group Ltd. - ADR(a)	6,282	16,710
H World Group Ltd. - ADR	33	1,004
InterContinental Hotels Group PLC - ADR	33,632	3,380,352
Meituan - ADR(a)	96,078	2,912,124
Melco Resorts & Entertainment Ltd. - ADR(a)	11,912	60,394
New Oriental Education & Technology Group, Inc. - ADR(a)	8,015	492,762
Oriental Land Co. Ltd./Japan - ADR	1,778	48,522
Pearson PLC - ADR	169,102	2,347,136
Sodexo SA - ADR	17,728	314,140
TAL Education Group - ADR(a)	14,599	117,376
Trip.com Group Ltd. - ADR(a)	41,786	1,969,792
Youdao, Inc. - ADR(a)	25,833	85,249
		13,930,489

The accompanying notes are an integral part of these financial statements.

71

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA - ADR	228,817	$736,791
Clicks Group Ltd. - ADR	62,931	2,665,757
Dada Nexus Ltd. - ADR(a)	90,992	99,181
DingDong Cayman Ltd. - ADR(a)	47,996	103,672
Seven & i Holdings Co. Ltd. - ADR	99,635	1,440,722
Tesco PLC - ADR	86,470	1,223,118
Wal-Mart de Mexico SAB de CV - ADR	23,769	760,608
		7,029,849
Energy — 4.0%
BP PLC - ADR	177,539	6,029,224
China Shenhua Energy Co. Ltd. - ADR	8,031	138,856
Ecopetrol SA - ADR	69,631	685,169
Eni SpA - ADR	80,546	2,623,383
Equinor ASA - ADR	62,803	1,688,773
Petroleo Brasileiro SA - ADR	91,338	1,391,078
Petroleo Brasileiro SA - ADR	121,646	1,695,745
Shell PLC - ADR	155,547	11,146,498
Tenaris SA - ADR	16,992	504,493
TotalEnergies SE - ADR	69,544	4,798,536
Vista Energy SAB de CV - ADR(a)	10,696	557,582
Woodside Energy Group Ltd. - ADR	44,415	814,127
		32,073,464
Financial Services — 3.4%
3i Group PLC - ADR	75,378	1,593,491
Adyen NV - ADR(a)	82,687	1,217,980
AMTD IDEA Group - ADR(a)	221,463	285,687
CNFinance Holdings Ltd. - ADR(a)	16,870	18,726
Deutsche Bank AG	92,856	1,522,838
FinVolution Group - ADR	226,419	1,200,021
Futu Holdings Ltd. - ADR(a)	7,923	503,586
Hong Kong Exchanges & Clearing Ltd. - ADR	50,347	1,538,604
Jiayin Group, Inc. - ADR	23,888	127,084
Julius Baer Group Ltd. - ADR	48,375	564,053
London Stock Exchange Group PLC - ADR	66,324	2,253,026
Nomura Holdings, Inc. - ADR	554,517	3,243,924
ORIX Corp. - ADR	62,709	7,844,896
Qifu Technology, Inc. - ADR	29,305	776,289
Qudian, Inc. - ADR(a)	131	241
UBS Group AG	154,327	4,747,099

The accompanying notes are an integral part of these financial statements.

72

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Financial Services — continued
X Financial - ADR	27,309	$134,907
Yiren Digital Ltd. - ADR(a)	4,306	19,463
		27,591,915
Food, Beverage & Tobacco — 4.7%
Ambev SA - ADR	36,681	83,266
Anheuser-Busch InBev SA/NV - ADR	87,678	5,386,936
Associated British Foods PLC - ADR	11,311	372,132
BRF SA - ADR(a)	71,928	331,588
British American Tobacco PLC - ADR	200,758	7,542,478
Coca-Cola Femsa SAB de CV - ADR	16,660	1,403,438
Danone SA - ADR	97,457	1,351,729
Diageo PLC - ADR	47,009	6,146,897
Embotelladora Andina SA - ADR	35,537	568,059
Embotelladora Andina SA - ADR	31,902	616,347
Fomento Economico Mexicano SAB de CV - ADR	7,083	727,991
Heineken NV - ADR	11,875	534,731
JBS S/A - ADR	51,641	607,815
Nestle SA - ADR	93,902	10,040,002
Oatly Group AB - ADR(a)	190,572	166,274
Pernod Ricard SA - ADR	40,201	1,146,934
WH Group Ltd. - ADR	52,976	776,628
		37,803,245
Health Care Equipment & Services — 1.7%
Brainsway Ltd. - ADR(a)	33,784	267,231
Coloplast AS - ADR	115,176	1,574,456
EDAP TMS SA - ADR(a)	26,646	96,459
Fresenius Medical Care AG - ADR	91,892	1,781,786
Hoya Corp. - ADR	11,704	1,662,904
Koninklijke Philips NV	168,127	5,072,392
M3, Inc. - ADR	205,587	982,706
Sinopharm Group Co. Ltd. - ADR	13,546	156,334
Smith & Nephew PLC - ADR	62,484	1,927,631
Terumo Corp. - ADR	12,063	223,769
		13,745,668
Household & Personal Products — 3.1%
Haleon PLC - ADR	240,111	2,444,330
Henkel AG & Co. KGaA - ADR	32,919	680,436
Henkel AG & Co. KGaA - ADR	5,987	136,922
Kao Corp. - ADR	14,535	129,943
L’Oreal SA - ADR	83,966	7,353,742
Reckitt Benckiser Group PLC - ADR	217,673	2,516,300

The accompanying notes are an integral part of these financial statements.

73

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Household & Personal Products — continued
Unilever PLC - ADR	172,686	$11,188,326
		24,449,999
Insurance — 2.8%
Aegon Ltd.	48,701	297,563
AIA Group Ltd. - ADR	71,181	2,020,829
Allianz SE - ADR	194,985	6,044,535
Aon PLC - Class A	8,821	3,031,954
AXA SA - ADR	29,587	1,128,152
Gjensidige Forsikring ASA - ADR	75,144	1,326,292
Legal & General Group PLC - ADR	53,824	799,286
MS&AD Insurance Group Holdings, Inc. - ADR	26,920	618,622
Ping An Insurance Group Co. of China Ltd. - ADR	94,528	894,235
Prudential PLC - ADR	162,197	2,801,142
Sanlam Ltd. - ADR	21,326	216,246
Sompo Holdings, Inc. - ADR	46,563	548,046
Swiss Re AG - ADR	22,678	772,639
Tokio Marine Holdings, Inc. - ADR	43,012	1,630,585
		22,130,126
Materials — 5.0%
Air Liquide SA - ADR	184,742	6,887,182
Akzo Nobel NV - ADR	102,422	2,183,125
Anglo American PLC - ADR	14,799	216,361
Anhui Conch Cement Co. Ltd. - ADR	17,059	183,043
ArcelorMittal SA	122,038	2,882,538
BHP Group Ltd. - ADR	112,533	6,203,944
Cemex SAB de CV - ADR	53,562	328,335
Cia de Minas Buenaventura SAA - ADR	1,220	15,128
DRDGOLD Ltd. - ADR	29,241	241,823
Fortescue Ltd. - ADR	42,605	1,051,917
Gerdau SA - ADR	36,430	118,762
Givaudan SA - ADR	17,257	1,767,462
Glencore PLC - ADR	58,716	616,518
Gold Fields Ltd. - ADR	58,305	801,111
Harmony Gold Mining Co. Ltd. - ADR	60,469	584,735
Heidelberg Materials AG - ADR	31,794	673,397
Holcim AG	76,534	1,473,280
IperionX Ltd. - ADR(a)	8,354	166,996
James Hardie Industries PLC - ADR(a)	64,020	2,394,988
Nippon Steel Corp. - ADR	24,628	191,606
Novonesis (Novozymes) B - ADR	5,234	362,350
POSCO Holdings, Inc. - ADR	5,581	356,179

The accompanying notes are an integral part of these financial statements.

74

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Materials — continued
Rio Tinto PLC - ADR	88,245	$5,583,261
Sasol Ltd. - ADR	16,192	123,221
Shin-Etsu Chemical Co. Ltd. - ADR	114,585	2,520,870
Sika AG - ADR	5,191	166,320
Smurfit WestRock PLC	4,119	195,323
Ternium SA - ADR	16,050	540,404
Vale SA - ADR	121,080	1,273,762
		40,103,941
Media & Entertainment — 3.4%
Auto Trader Group PLC - ADR	720,571	2,010,393
Autohome, Inc. - ADR	773	19,449
Baidu, Inc. - ADR(a)	1,892	160,101
Criteo SA - ADR(a)	22,099	1,048,155
Gravity Co. Ltd. - ADR(a)	2,697	170,235
Hello Group, Inc. - ADR	27,994	185,880
iQIYI, Inc. - ADR(a)	11,079	23,820
JOYY, Inc. - ADR	23,270	800,255
Kanzhun Ltd. - ADR	7	87
NetEase, Inc. - ADR	10,838	871,809
Nintendo Co. Ltd. - ADR	72,142	981,131
Sea Ltd. - ADR(a)	12,103	947,786
Sohu.com Ltd. - ADR(a)	12,859	202,915
So-Young International, Inc. - ADR	1,997	1,703
Tencent Holdings Ltd. - ADR	333,090	16,158,196
Tencent Music Entertainment Group - ADR	30,446	317,856
Trivago NV - ADR	108,590	219,352
Universal Music Group NV - ADR	139,602	1,816,222
WPP PLC - ADR	31,436	1,501,698
Yalla Group Ltd. - ADR(a)	28,369	116,029
		27,553,072
Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
Adaptimmune Therapeutics PLC - ADR(a)	44,364	56,342
Argenx SE - ADR(a)	1,158	599,057
Ascendis Pharma AS - ADR(a)	1,131	156,587
AstraZeneca PLC - ADR	139,562	12,228,422
AstraZeneca PLC(a)	14,065	2,813
BeiGene Ltd. - ADR(a)	2,825	541,779
Belite Bio, Inc. - ADR(a)	2,352	114,919
BioNTech SE - ADR(a)	7,606	671,001
Calliditas Therapeutics AB - ADR(a)	7,635	307,691
Cellectis SA - ADR(a)	58,310	139,361

The accompanying notes are an integral part of these financial statements.

75

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
CSL Ltd. - ADR	15,097	$1,574,315
CSPC Pharmaceutical Group Ltd. - ADR	28,120	67,601
Daiichi Sankyo Co. Ltd. - ADR	47,496	1,988,658
DBV Technologies SA - ADR(a)	5,831	4,956
Dr Reddy's Laboratories Ltd. - ADR	38,773	3,236,382
Evotec SE - ADR(a)	2,271	8,562
Galapagos NV - ADR(a)	54,987	1,601,221
Genfit SA - ADR(a)	23,853	101,852
Genmab AS - ADR(a)	19,407	539,515
Grifols SA - ADR(a)	91,501	854,619
GSK PLC - ADR	143,204	6,288,088
HUTCHMED China Ltd. - ADR(a)	21,347	372,505
Immutep Ltd. - ADR(a)	117,969	310,258
Innate Pharma SA - ADR(a)	64,826	155,582
Merck KGaA - ADR	5,281	206,170
Mereo Biopharma Group PLC - ADR(a)	44,657	209,441
Mesoblast Ltd. - ADR(a)	46,529	313,605
Novartis AG - ADR	105,266	12,725,607
Novo Nordisk AS - ADR	104,378	14,525,243
Roche Holding AG - ADR	274,316	11,611,796
Sanofi SA - ADR	120,331	6,769,822
Sartorius AG - ADR	18,828	1,042,506
Silence Therapeutics PLC - ADR(a)	5,717	109,138
Structure Therapeutics, Inc. - ADR(a)	612	23,336
Takeda Pharmaceutical Co. Ltd. - ADR	466,982	6,953,362
Teva Pharmaceutical Industries Ltd. - ADR(a)	64,967	1,225,927
Verona Pharma PLC - ADR(a)	268	7,365
		87,645,404
Real Estate Management & Development — 0.4%
Corp. Inmobiliaria Vesta SAB de CV - ADR	1,385	38,115
Daiwa House Industry Co. Ltd. - ADR	21,374	657,678
Henderson Land Development Co. Ltd. - ADR	300	924
IRSA Inversiones y Representaciones SA - ADR	36,325	365,066
KE Holdings, Inc. - ADR	24,872	369,100
Longfor Group Holdings Ltd. - ADR	16	178
Mitsui Fudosan Co. Ltd. - ADR	7,094	229,420
Sun Hung Kai Properties Ltd. - ADR	82,290	802,328
Vonovia SE - ADR	41,364	710,634
		3,173,443

The accompanying notes are an integral part of these financial statements.

76

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 8.6%
Advantest Corp. - ADR	9,072	$417,675
ASE Technology Holding Co. Ltd. - ADR	168,500	1,683,315
ASML Holding NV	13,371	12,085,646
ChipMOS Technologies, Inc. - ADR	17,663	417,730
Disco Corp. - ADR	26,700	766,023
Himax Technologies, Inc. - ADR	67,975	401,732
Infineon Technologies AG - ADR	54,254	1,981,899
JinkoSolar Holding Co. Ltd. - ADR	1,618	30,968
Lasertec Corp. - ADR	10,174	393,836
Renesas Electronics Corp. - ADR	275,538	2,386,159
Silicon Motion Technology Corp. - ADR	2,363	150,216
STMicroelectronics NV	16,489	526,824
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	250,559	43,020,980
Tokyo Electron Ltd. - ADR	30,004	2,689,258
United Microelectronics Corp. - ADR	184,703	1,619,845
		68,572,106
Software & Services — 3.8%
Accenture PLC - Class A	6,615	2,261,999
AMTD Digital, Inc. - ADR(a)	54,879	162,991
Capgemini SE - ADR	5,524	229,025
Check Point Software Technologies Ltd.(a)	12,671	2,439,167
Endava PLC - ADR(a)	9,534	304,802
Fujitsu Ltd. - ADR	132,826	2,406,807
Infosys Ltd. - ADR	189,170	4,403,877
Kingsoft Cloud Holdings Ltd. - ADR(a)	21,740	50,654
Materialise NV - ADR(a)	49,614	265,435
Nice Ltd. - ADR(a)	1,181	205,187
Opera Ltd. - ADR	17,367	258,595
SAP SE - ADR	71,881	15,792,974
TOTVS SA - ADR	100,927	1,067,808
Wipro Ltd. - ADR	136,120	875,252
Xunlei Ltd. - ADR(a)	400	648
		30,725,221
Technology Hardware & Equipment — 1.9%
FUJIFILM Holdings Corp. - ADR	20,423	273,149
Halma PLC - ADR	36,639	2,524,427
Hexagon AB - ADR	138,924	1,415,635
Lenovo Group Ltd. - ADR	38,968	951,599
Logitech International SA	29,778	2,710,096
Murata Manufacturing Co. Ltd. - ADR	90,246	941,266
Nano Dimension Ltd. - ADR(a)	200,595	439,303

The accompanying notes are an integral part of these financial statements.

77

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Technology Hardware & Equipment — continued
Nokia Oyj - ADR	621,393	$2,771,413
TDK Corp. - ADR	13,806	944,192
Telefonaktiebolaget LM Ericsson - ADR	323,564	2,410,552
		15,381,632
Telecommunication Services — 3.9%
Deutsche Telekom AG - ADR	214,761	6,105,655
KT Corp. - ADR	160,003	2,344,044
MTN Group Ltd. - ADR	20,950	104,331
Nippon Telegraph & Telephone Corp. - ADR	158,032	4,224,670
Orange SA - ADR	534,222	6,116,842
PLDT, Inc. - ADR	19,239	518,491
SK Telecom Co. Ltd. - ADR	156,947	3,614,489
SoftBank Group Corp. - ADR	14,632	424,913
Telefonica Brasil SA - ADR	58,626	542,291
Telefonica SA - ADR	664,870	3,005,212
TIM SA/Brazil - ADR	43,813	697,503
Turkcell Iletisim Hizmetleri AS - ADR	60,566	426,990
VEON Ltd. - ADR(a)	4,327	115,401
Vodacom Group Ltd. - ADR	12,612	78,573
Vodafone Group PLC - ADR	286,305	2,797,200
		31,116,605
Transportation — 1.4%
Aena SME SA - ADR	58,005	1,157,780
AP Moller - Maersk AS - ADR	43,795	324,083
Canadian Pacific Kansas City Ltd.	18,375	1,524,022
Central Japan Railway Co. - ADR	7,027	81,092
Deutsche Post AG - ADR	10,109	438,832
DiDi Global, Inc. - ADR(a)	81,354	308,332
DSV AS - ADR	2,200	196,790
Full Truck Alliance Co. Ltd. - ADR	29,487	213,781
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	3,107	199,065
Grupo Aeroportuario del Pacifico SAB de CV - ADR	1,222	217,125
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,781	749,174
Kuehne + Nagel International AG - ADR	7,154	442,632
Localiza Rent a Car SA - ADR	33	259
Nippon Yusen KK - ADR	41,716	307,864
Ryanair Holdings PLC - ADR	28,392	3,164,572
Singapore Airlines Ltd. - ADR	51,412	493,041
ZTO Express Cayman, Inc. - ADR	66,773	1,431,613
		11,250,057

The accompanying notes are an integral part of these financial statements.

78

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
Common Stocks — continued
Utilities — 2.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	46,348	$778,183
Cia Energetica de Minas Gerais - ADR	375,044	768,840
Cia Energetica de Minas Gerais - ADR	77,217	195,637
CLP Holdings Ltd. - ADR	87,569	784,618
Enel Chile SA - ADR	98,314	269,380
Enel SpA - ADR	582,397	4,397,097
Engie SA - ADR	32,027	562,715
Iberdrola SA - ADR	52,844	3,005,767
National Grid PLC - ADR	67,641	4,504,891
Pampa Energia SA - ADR(a)	4,954	269,597
RWE AG - ADR	27,023	974,449
SSE PLC - ADR	27,872	701,538
		17,212,712
TOTAL Common Stocks (Cost $729,310,956)		792,554,803
Preferred Stocks — 0.1%
Automobiles & Components — 0.0%(b)
Volkswagen AG, 9.281%(c)	3,547	37,598
Banks — 0.1%
Banco Bradesco SA, 8.932%(c)	199,516	554,654
Utilities — 0.0%(b)
Centrais Eletricas Brasileiras SA, 4.362%(c)	24	199
TOTAL PREFERRED STOCKS (Cost $619,566)		592,451
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class X, 5.22%(d)	7,828,811	7,828,811
TOTAL SHORT-TERM INVESTMENTS (Cost $7,828,811)		7,828,811
TOTAL INVESTMENTS — 100.0% (Cost $737,759,333)		$800,976,065
Other Assets in Excess of Liabilities — 0.0%(b)		159,440
TOTAL NET ASSETS — 100.0%		$801,135,505

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen osakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
The accompanying notes are an integral part of these financial statements.

79

ActivePassive International Equity ETF
Schedule of investments(Cont’d)
August 31, 2024
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europea
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual preferred stock with no stated maturity.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

80

ActivePassive U.S. Equity ETF
Schedule of investments
August 31, 2024

	Shares	Value
COMMON STOCKS — 91.8%
Automobiles & Components — 1.2%
Ford Motor Co.	49,952	$558,963
General Motors Co.	66,235	3,297,178
Tesla, Inc.(a)	73,045	15,639,665
		19,495,806
Banks — 2.9%
Bank of America Corp.	175,872	7,166,784
Citigroup, Inc.	66,090	4,139,878
Huntington Bancshares, Inc./OH	86,701	1,297,914
JPMorgan Chase & Co.	106,594	23,962,331
US Bancorp	16,487	778,681
Wells Fargo & Co.	146,630	8,573,456
		45,919,044
Capital Goods — 6.5%
3M Co.	7,601	1,023,779
AerCap Holdings NV	73,021	7,113,706
Armstrong World Industries, Inc.	41,248	5,228,596
Boeing Co.(a)	6,679	1,160,409
Carrier Global Corp.	33,889	2,466,441
Caterpillar, Inc.	15,616	5,560,858
Deere & Co.	4,880	1,882,411
Dover Corp.	11,571	2,152,553
Eaton Corp. PLC	14,782	4,537,039
Emerson Electric Co.	12,419	1,308,838
Ferguson Enterprises, Inc.	18,892	3,886,273
Fortive Corp.	10,181	757,466
GE Vernova, Inc.(a)	4,914	987,714
General Dynamics Corp.	3,607	1,079,792
General Electric Co.	44,012	7,685,375
Honeywell International, Inc.	22,858	4,752,407
Howmet Aerospace, Inc.	22,409	2,166,054
Hubbell, Inc.	1,513	605,079
Johnson Controls International PLC	8,900	648,365
Lockheed Martin Corp.	4,394	2,496,231
Masco Corp.	64,239	5,110,855
Northrop Grumman Corp.	1,847	966,369
PACCAR, Inc.	50,188	4,827,082
Parker-Hannifin Corp.	6,728	4,038,146
Quanta Services, Inc.	6	1,651
Raytheon Technologies Corp.	29,920	3,690,333
Rockwell Automation, Inc.	635	172,739

The accompanying notes are an integral part of these financial statements.

81

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Capital Goods — continued
Snap-on, Inc.	12,886	$3,656,274
Textron, Inc.	32,809	2,992,181
Toro Co.	38,465	3,561,859
Trane Technologies PLC	7,065	2,555,128
Trex Co., Inc.(a)	36,159	2,304,775
United Rentals, Inc.	5,309	3,935,349
Vertiv Holdings Co. - Class A	8,197	680,597
Westinghouse Air Brake Technologies Corp.	16,014	2,715,494
WW Grainger, Inc.	3,874	3,815,580
		102,523,798
Commercial & Professional Services — 1.4%
Automatic Data Processing, Inc.	9,255	2,553,547
Broadridge Financial Solutions, Inc.	21,113	4,494,113
Casella Waste Systems, Inc. - Class A(a)	33,208	3,581,815
Cintas Corp.	5,912	4,759,869
Copart, Inc.(a)	56,008	2,966,184
Equifax, Inc.	2,561	786,560
Jacobs Solutions, Inc.	2,092	315,641
Republic Services, Inc.	3,426	713,328
UniFirst Corp./MA	11,834	2,244,791
Veralto Corp.	4,749	533,930
		22,949,778
Consumer Discretionary Distribution & Retail — 5.0%
Amazon.com, Inc.(a)	271,731	48,503,984
CarMax, Inc.(a)	32,318	2,732,487
eBay, Inc.	7,302	431,548
Home Depot, Inc.	24,680	9,094,580
LKQ Corp.	3,055	127,057
Lowe’s Cos., Inc.	19,954	4,958,569
Murphy USA, Inc.	11,762	6,111,888
Ross Stores, Inc.	12,005	1,808,073
TJX Cos., Inc.	43,589	5,111,682
		78,879,868
Consumer Durables & Apparel — 2.1%
Deckers Outdoor Corp.(a)	6,745	6,470,411
DR Horton, Inc.	27,160	5,126,722
Garmin Ltd.	13,688	2,508,873
Lennar Corp. - Class A	28,284	5,149,385
Lennar Corp. - Class B	28,289	4,776,032
Lululemon Athletica, Inc.(a)	2,407	624,544
NIKE, Inc. - Class B	22,754	1,895,863

The accompanying notes are an integral part of these financial statements.

82

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Consumer Durables & Apparel — continued
PulteGroup, Inc.	48,595	$6,397,532
		32,949,362
Consumer Services — 1.5%
Airbnb, Inc. - Class A(a)	9,154	1,073,856
Carnival Corp.(a)	102,642	1,693,593
Chipotle Mexican Grill, Inc.(a)	34,195	1,917,656
Churchill Downs, Inc.	45,658	6,345,092
Darden Restaurants, Inc.	8,021	1,268,521
DoorDash, Inc. - Class A(a)	13,002	1,673,487
Expedia Group, Inc.(a)	55	7,650
McDonald's Corp.	16,907	4,880,375
Royal Caribbean Cruises Ltd.(a)	5,331	877,589
Starbucks Corp.	18,048	1,706,799
Vail Resorts, Inc.	13,080	2,376,636
		23,821,254
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	13,019	11,617,895
Dollar General Corp.	2,990	248,080
Dollar Tree, Inc.(a)	3,004	253,808
Kroger Co.	56,725	3,018,337
Target Corp.	25,078	3,852,483
Walmart, Inc.	176,398	13,623,218
		32,613,821
Energy — 2.3%
Cheniere Energy, Inc.	6,999	1,296,635
Chevron Corp.	36,092	5,339,811
ConocoPhillips	21,074	2,398,010
Coterra Energy, Inc.	23,806	579,200
Devon Energy Corp.	36,087	1,615,976
EOG Resources, Inc.	9,639	1,241,696
Exxon Mobil Corp.	108,783	12,829,867
Marathon Oil Corp.	39,956	1,144,739
Marathon Petroleum Corp.	8,810	1,560,427
Occidental Petroleum Corp.	14,818	844,330
Phillips 66	20,331	2,852,643
Schlumberger NV	2,360	103,816
Valero Energy Corp.	27,727	4,068,383
		35,875,533
Financial Services — 7.0%
American Express Co.	14,498	3,749,908
Apollo Global Management, Inc.	3,374	390,473

The accompanying notes are an integral part of these financial statements.

83

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Financial Services — continued
Bank of New York Mellon Corp.	78,084	$5,326,891
Berkshire Hathaway, Inc. - Class B(a)	65,853	31,340,760
BlackRock, Inc.	4,936	4,451,334
Blackstone, Inc.	15,084	2,147,358
Block, Inc.(a)	30	1,982
Cannae Holdings, Inc.	69,010	1,381,580
Capital One Financial Corp.	27,642	4,061,439
Cboe Global Markets, Inc.	14,036	2,882,995
Coinbase Global, Inc. - Class A(a)	6,778	1,242,814
Corebridge Financial, Inc.	44,732	1,322,278
Discover Financial Services	2,158	299,336
Fidelity National Information Services, Inc.	9,447	778,905
Fiserv, Inc.(a)	14,132	2,467,447
Franklin Resources, Inc.	61,051	1,235,672
Goldman Sachs Group, Inc.	9,309	4,749,917
Interactive Brokers Group, Inc. - Class A	772	99,503
Intercontinental Exchange, Inc.	8,712	1,407,424
Jack Henry & Associates, Inc.	22,337	3,864,971
KKR & Co., Inc.	14,313	1,771,520
Mastercard, Inc. - Class A	19,330	9,342,962
Morgan Stanley	31,466	3,260,192
MSCI, Inc.	1,165	676,387
PayPal Holdings, Inc.(a)	20,755	1,503,285
Rocket Cos., Inc. - Class A(a)	27,960	549,414
S&P Global, Inc.	4,758	2,441,996
State Street Corp.	14,549	1,267,218
Synchrony Financial	83,864	4,215,005
Tradeweb Markets, Inc. - Class A	8,400	993,216
Visa, Inc. - Class A	41,212	11,389,761
		110,613,943
Food, Beverage & Tobacco — 2.5%
Altria Group, Inc.	144,625	7,776,486
Archer-Daniels-Midland Co.	4,704	286,897
Coca-Cola Co.	53,124	3,849,896
Constellation Brands, Inc. - Class A	7	1,685
J M Smucker Co.	3,281	376,265
Kraft Heinz Co.	40,077	1,419,928
Lamb Weston Holdings, Inc.	54,970	3,403,742
Lancaster Colony Corp.	24,888	4,249,875
Mondelez International, Inc. - Class A	63,328	4,547,584
PepsiCo, Inc.	36,879	6,375,642

The accompanying notes are an integral part of these financial statements.

84

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Food, Beverage & Tobacco — continued
Philip Morris International, Inc.	24,610	$3,034,167
Post Holdings, Inc.(a)	40,161	4,649,439
		39,971,606
Health Care Equipment & Services — 4.9%
Abbott Laboratories	56,569	6,407,571
Boston Scientific Corp.(a)	52,165	4,266,575
Cardinal Health, Inc.	13,305	1,499,740
Cencora, Inc.	10,029	2,402,648
Centene Corp.(a)	9,603	757,004
Cigna Group	10,890	3,940,111
Dexcom, Inc.(a)	5,890	408,413
Edwards Lifesciences Corp.(a)	12,574	879,677
Elevance Health, Inc.	8,320	4,633,325
HCA Healthcare, Inc.	18,411	7,283,207
Hologic, Inc.(a)	26,452	2,148,960
Intuitive Surgical, Inc.(a)	10,563	5,203,651
Labcorp Holdings, Inc.	18	4,138
McKesson Corp.	4,938	2,770,613
Medtronic PLC	65,459	5,798,358
Molina Healthcare, Inc.(a)	2,082	728,263
Quest Diagnostics, Inc.	13,660	2,144,210
Stryker Corp.	16,038	5,780,416
UnitedHealth Group, Inc.	28,617	16,889,753
Veeva Systems, Inc. - Class A(a)	6,922	1,498,198
Zimmer Biomet Holdings, Inc.	19,325	2,231,264
		77,676,095
Household & Personal Products — 1.3%
Colgate-Palmolive Co.	7,785	829,102
Estee Lauder Cos., Inc. - Class A	1,020	93,493
Kenvue, Inc.	12,540	275,253
Kimberly-Clark Corp.	4,762	688,871
Procter & Gamble Co.	96,220	16,505,579
Reynolds Consumer Products, Inc.	88,276	2,780,694
		21,172,992
Insurance — 2.7%
Aflac, Inc.	76,144	8,403,252
Allstate Corp.	7,562	1,428,764
American International Group, Inc.	25,748	1,983,883
Arch Capital Group Ltd.(a)	29,518	3,338,191
Chubb Ltd.	3,247	922,733
Everest Group Ltd.	3,353	1,315,181

The accompanying notes are an integral part of these financial statements.

85

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Insurance — continued
Fidelity National Financial, Inc.	37,136	$2,189,539
Hanover Insurance Group, Inc.	25,725	3,781,318
Hartford Financial Services Group, Inc.	16,990	1,972,539
Loews Corp.	50,676	4,152,391
Markel Group, Inc.(a)	1,202	1,924,017
Marsh & McLennan Cos., Inc.	5,066	1,152,566
Principal Financial Group, Inc.	13,833	1,126,283
Progressive Corp.	12,981	3,273,808
White Mountains Insurance Group Ltd.	3,206	5,912,633
		42,877,098
Materials — 2.2%
Albemarle Corp.	6	541
Axalta Coating Systems Ltd.(a)	115,600	4,219,400
Ball Corp.	28,222	1,800,846
CF Industries Holdings, Inc.	3,444	286,162
Corteva, Inc.	21,873	1,253,323
DuPont de Nemours, Inc.	21,056	1,773,968
Ecolab, Inc.	5,733	1,451,481
Freeport-McMoRan, Inc.	36,952	1,636,234
International Paper Co.	44,880	2,173,090
Linde PLC	12,315	5,889,649
Martin Marietta Materials, Inc.	6,792	3,628,015
NewMarket Corp.	7,175	4,116,800
Newmont Corp.	18,893	1,008,697
Nucor Corp.	6,638	1,008,379
Packaging Corp. of America	4,717	988,400
Sherwin-Williams Co.	6,965	2,572,662
Steel Dynamics, Inc.	12,950	1,547,654
		35,355,301
Media & Entertainment — 7.1%
Alphabet, Inc. - Class A	187,666	30,660,871
Alphabet, Inc. - Class C	151,531	25,019,283
Cable One, Inc.	3,806	1,342,452
Comcast Corp. - Class A	160,642	6,356,604
Fox Corp. - Class A	45,772	1,893,588
Fox Corp. - Class B	52,866	2,031,640
Meta Platforms, Inc. - Class A	66,679	34,760,430
Netflix, Inc.(a)	13,025	9,135,084
News Corp. - Class B	24,882	732,277
Pinterest, Inc. - Class A(a)	18,813	602,769
ROBLOX Corp. - Class A(a)	13,772	605,830

The accompanying notes are an integral part of these financial statements.

86

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Media & Entertainment — continued
Trade Desk, Inc. - Class A(a)	918	$95,959
Walt Disney Co.	72	6,507
		113,243,294
Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
AbbVie, Inc.	54,869	10,771,333
Agilent Technologies, Inc.	7,110	1,016,161
Amgen, Inc.	9,580	3,198,091
Bristol-Myers Squibb Co.	51,712	2,583,014
Bruker Corp.	40,736	2,737,052
Danaher Corp.	27,066	7,289,145
Eli Lilly & Co.	24,395	23,419,688
Gilead Sciences, Inc.	29,711	2,347,169
Johnson & Johnson	96,446	15,996,534
Merck & Co., Inc.	92,567	10,964,561
Moderna, Inc.(a)	7,523	582,280
Perrigo Co. PLC	50,681	1,474,817
Pfizer, Inc.	126,717	3,676,060
Regeneron Pharmaceuticals, Inc.(a)	4,024	4,767,193
Thermo Fisher Scientific, Inc.	9,395	5,778,583
Vertex Pharmaceuticals, Inc.(a)	6,620	3,282,792
Waters Corp.(a)	12,298	4,259,412
Zoetis, Inc.	5,782	1,060,939
		105,204,824
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A(a)	7,232	832,693
CoStar Group, Inc.(a)	1,271	98,248
		930,941
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.(a)	38,965	5,788,640
Analog Devices, Inc.	18,343	4,307,670
Applied Materials, Inc.	49,502	9,764,765
Broadcom, Inc.	135,360	22,039,315
Entegris, Inc.	51,083	5,918,987
First Solar, Inc.(a)	2,159	490,892
Intel Corp.	78,254	1,724,718
KLA Corp.	5,091	4,171,718
Lam Research Corp.	4,405	3,616,549
Marvell Technology, Inc.	17,797	1,356,843
Microchip Technology, Inc.	25,059	2,058,848
Micron Technology, Inc.	23,284	2,240,852
NVIDIA Corp.	680,834	81,271,155

The accompanying notes are an integral part of these financial statements.

87

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp.(a)	10,653	$829,549
QUALCOMM, Inc.	64,962	11,387,839
Skyworks Solutions, Inc.	21,885	2,398,377
Texas Instruments, Inc.	20,025	4,292,159
		163,658,876
Software & Services — 10.0%
Accenture PLC - Class A	26,995	9,230,940
Adobe, Inc.(a)	12,453	7,153,128
Cloudflare, Inc. - Class A(a)	12,288	1,009,336
Cognizant Technology Solutions Corp. - Class A	15,847	1,232,421
Crowdstrike Holdings, Inc. - Class A(a)	5,780	1,602,678
Fair Isaac Corp.(a)	631	1,091,800
Fortinet, Inc.(a)	13,008	997,844
GoDaddy, Inc. - Class A(a)	14,088	2,358,472
International Business Machines Corp.	24,073	4,865,876
Intuit, Inc.	13,341	8,408,299
Microsoft Corp.	214,610	89,522,415
Okta, Inc.(a)	962	75,738
Oracle Corp.	32,081	4,532,725
Palantir Technologies, Inc. - Class A(a)	28,525	897,967
Palo Alto Networks, Inc.(a)	6,658	2,414,990
Qualys, Inc.(a)	25,408	3,180,319
Roper Technologies, Inc.	7,979	4,423,637
Salesforce, Inc.	26,875	6,796,688
ServiceNow, Inc.(a)	7,030	6,010,650
Snowflake, Inc. - Class A(a)	8,570	978,951
Synopsys, Inc.(a)	918	476,974
Workday, Inc. - Class A(a)	4,192	1,103,293
Zscaler, Inc.(a)	3,915	782,922
		159,148,063
Technology Hardware & Equipment — 7.6%
Amphenol Corp. - Class A	69,760	4,705,312
Apple, Inc.	414,206	94,853,174
Arista Networks, Inc.(a)	10,408	3,677,979
Cisco Systems, Inc.	111,592	5,639,860
Dell Technologies, Inc. - Class C	7,298	843,211
Hewlett Packard Enterprise Co.	80,130	1,552,118
NetApp, Inc.	14,506	1,751,164
Super Micro Computer, Inc.(a)	1,409	616,719

The accompanying notes are an integral part of these financial statements.

88

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
COMMON STOCKS — continued
Technology Hardware & Equipment — continued
TE Connectivity Ltd.	16,514	$2,536,551
Zebra Technologies Corp. - Class A(a)	11,118	3,839,935
		120,016,023
Telecommunication Services — 1.1%
AT&T, Inc.	311,225	6,193,378
T-Mobile US, Inc.	28,660	5,695,315
Verizon Communications, Inc.	140,464	5,868,586
		17,757,279
Transportation — 0.9%
Delta Air Lines, Inc.	3,630	154,239
FedEx Corp.	10,668	3,187,278
Norfolk Southern Corp.	1,722	441,108
Old Dominion Freight Line, Inc.	6,857	1,322,030
Uber Technologies, Inc.(a)	57,438	4,200,441
Union Pacific Corp.	19,648	5,031,656
United Airlines Holdings, Inc.(a)	1,974	86,935
United Parcel Service, Inc. - Class B	119	15,297
		14,438,984
Utilities — 2.6%
AES Corp.	29,350	502,765
Ameren Corp.	18,594	1,534,191
American Electric Power Co., Inc.	38,270	3,837,716
CenterPoint Energy, Inc.	38,734	1,057,438
Consolidated Edison, Inc.	27,670	2,810,165
Constellation Energy Corp.	5,952	1,170,758
DTE Energy Co.	2,106	263,292
Duke Energy Corp.	57,920	6,599,984
Edison International	9,366	815,123
Entergy Corp.	35,971	4,341,340
Evergy, Inc.	36,869	2,180,433
NextEra Energy, Inc.	46,084	3,710,223
NiSource, Inc.	82,215	2,718,028
PG&E Corp.	93,502	1,841,989
PPL Corp.	91,031	2,904,799
Public Service Enterprise Group, Inc.	21,049	1,699,707
Southern Co.	29,449	2,544,394
Vistra Corp.	5,006	427,663
		40,960,008
TOTAL COMMON STOCKS (Cost $1,288,189,612)		1,458,053,591

The accompanying notes are an integral part of these financial statements.

89

ActivePassive U.S. Equity ETF
Schedule of investments(Cont’d)
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 4.7%
Dimensional US Small Cap ETF	1,158,925	$74,669,537
Vanguard Large-Cap ETF	6	1,552
TOTAL EXCHANGE TRADED FUNDS (Cost $70,682,336)		74,671,089
REAL ESTATE INVESTMENT TRUSTS — 2.7%
American Tower Corp.	11,243	2,519,106
AvalonBay Communities, Inc.	3,741	844,456
Crown Castle, Inc.	10,786	1,208,248
Digital Realty Trust, Inc.	8,625	1,307,636
Equity Residential	67,684	5,068,178
Essex Property Trust, Inc.	1,839	554,992
Extra Space Storage, Inc.	4,285	758,445
First Industrial Realty Trust, Inc.	55,440	3,145,111
Host Hotels & Resorts, Inc.	199,188	3,525,628
Iron Mountain, Inc.	22,695	2,570,436
Prologis, Inc.	17,924	2,291,046
Public Storage	3,387	1,164,180
Simon Property Group, Inc.	53,522	8,956,907
VICI Properties, Inc.	129,569	4,337,970
Welltower, Inc.	10,699	1,291,155
Weyerhaeuser Co.	73,868	2,252,235
WP Carey, Inc.	7,029	421,880
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $37,860,397)		42,217,609
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
First American Government Obligations Fund - Class X, 5.22%(b)	6,837,946	6,837,946
TOTAL SHORT-TERM INVESTMENTS (Cost $6,837,946)		6,837,946
TOTAL INVESTMENTS — 99.6% (Cost $1,403,570,291)		$1,581,780,235
Other Assets in Excess of Liabilities - 0.4%		5,885,829
TOTAL NET ASSETS - 100.0%		$1,587,666,064

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

90

ActivePassive ETFs
Statements of assets and liabilities
August 31, 2024

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Assets
Investments, at value(1)	$734,869,741	$141,636,651	$800,976,065	$1,581,780,235
Cash	—	—	—	11,287,419
Receivables:
Investments sold	—	—	241	—
Dividends and interest	4,842,483	1,382,555	2,390,866	1,663,569
Fund shares sold	—	—	—	867,570
Total Assets	739,712,224	143,019,206	803,367,172	1,595,598,793
Liabilities
Payables:
Investments purchased	1,521,190	3,355,806	1,946,893	7,547,060
Investment management fees	207,875	33,445	284,774	385,669
Total Liabilities	1,729,065	3,389,251	2,231,667	7,932,729
Net Assets	$737,983,159	$139,629,955	$801,135,505	$1,587,666,064
Net Assets Consist of:
Paid-in capital	$719,118,651	$138,884,043	$736,613,708	$1,409,664,210
Total distributable earnings	18,864,508	745,912	64,521,797	178,001,854
Net assets	$737,983,159	$139,629,955	$801,135,505	$1,587,666,064
Total Fund Shares
Net assets	737,983,159	139,629,955	801,135,505	1,587,666,064
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	24,550,000	5,600,000	26,850,000	45,750,000
Net asset value and redemption price per share	$30.06	$24.93	$29.84	$34.70
(1) Cost of investments	$719,180,491	$141,134,827	$737,759,333	$1,403,570,291

The accompanying notes are an integral part of these financial statements.

91

ActivePassive ETFs
Statements of operations
For the Year Ended August 31, 2024

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Investment Income:
Interest	$12,117,728	$1,866,364	$175,911	$189,436
Dividends	4,157,275	370,648	12,312,335(1)	10,274,183(2)
	16,275,003	2,237,012	12,488,246	10,463,619
Expenses:
Investment management fees	1,299,392	279,764	1,687,414	2,375,960
Net expenses	1,299,392	279,764	1,687,414	2,375,960
Net Investment Income	14,975,611	1,957,248	10,800,832	8,087,659
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	874,120	(112,651)	(9,112,027)	(7,321,823)
Redemptions in-kind (Note 7)	—	205,604	5,618,607	31,808,425
	874,120	92,953	(3,493,420)	24,486,602
Net change in unrealized appreciation on investments	18,153,989	1,249,004	62,799,597	162,690,651
Net gain on investments	19,028,109	1,341,957	59,306,177	187,177,253
Net Increase in Net Assets Resulting from Operations	$34,003,720	$3,299,205	$70,107,009	$195,264,912

(1)	Net of $1,696,110 in foreign withholding tax and ADR issuance fees.
(2)	Net of $1,776 in foreign withholding tax and ADR issuance fees.
The accompanying notes are an integral part of these financial statements.

92

ActivePassive Core Bond ETF
Statements of changes in net assets

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Operations:
Net investment income	$14,975,611	$1,081,537
Net realized gain (loss) on investments	874,120	(243,469)
Net change in unrealized appreciation (depreciation)	18,153,989	(2,464,739)
Net increase (decrease) in net assets resulting from operations	34,003,720	(1,626,671)
Dividends and distributions to shareholders:
Dividends and distributions	(12,746,578)	(765,963)
Decrease in net assets resulting from distributions paid	(12,746,578)	(765,963)
Fund share transactions:
Shares sold	616,176,993	102,315,967
Transaction fees (Note 6)	616,177	9,514
Net increase in net assets from share transactions	616,793,170	102,325,481
Net increase in net assets	$638,050,312	$99,932,847
Net Assets:
Beginning of year/period	$99,932,847	$—
End of year/period	$737,983,159	$99,932,847
Change in shares outstanding:
Shares sold	21,125,000	3,425,000
Net increase	21,125,000	3,425,000

(1)	The Fund commenced operations on May 2, 2023.
The accompanying notes are an integral part of these financial statements.

93

ActivePassive Intermediate Municipal Bond ETF
Statements of changes in net assets

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Operations:
Net investment income	$1,957,248	$200,788
Net realized gain (loss) on investments	92,953	–
Net change in unrealized appreciation (depreciation)	1,249,004	(747,180)
Net increase (decrease) in net assets resulting from operations	3,299,205	(546,392)
Dividends and distributions to shareholders:
Dividends and distributions	(1,696,343)	(148,881)
Decrease in net assets resulting from distributions paid	(1,696,343)	(148,881)
Fund share transactions:
Shares sold	121,081,078	31,183,795
Shares redeemed	(13,651,770)	—
Transaction fees (Note 6)	107,422	1,841
Net increase in net assets from share transactions	107,536,730	31,185,636
Net increase in net assets	$109,139,592	$30,490,363
Net Assets:
Beginning of year/period	$30,490,363	$—
End of year/period	$139,629,955	$30,490,363
Change in shares outstanding:
Shares sold	4,900,000	1,250,000
Shares redeemed	(550,000)	—
Net increase	4,350,000	1,250,000

(1)	The Fund commenced operations on May 2, 2023.
The accompanying notes are an integral part of these financial statements.

94

ActivePassive International Equity ETF
Statements of changes in net assets

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Operations:
Net investment income	$10,800,832	$542,625
Net realized loss on investments	(3,493,420)	(328,864)
Net change in unrealized appreciation	62,799,597	417,135
Net increase in net assets resulting from operations	70,107,009	630,896
Dividends and distributions to shareholders:
Dividends and distributions	(1,177,040)	—
Decrease in net assets resulting from distributions paid	(1,177,040)	—
Fund share transactions:
Shares sold	719,887,875	76,391,493
Shares redeemed	(64,704,728)	—
Net increase in net assets from share transactions	655,183,147	76,391,493
Net increase in net assets	$724,113,116	$77,022,389
Net Assets:
Beginning of year/period	$77,022,389	$—
End of year/period	$801,135,505	$77,022,389
Change in shares outstanding:
Shares sold	25,975,000	3,050,000
Shares redeemed	(2,175,000)	—
Net increase	23,800,000	3,050,000

(1)	The Fund commenced operations on May 2, 2023.
The accompanying notes are an integral part of these financial statements.

95

ActivePassive U.S. Equity ETF
Statements of changes in net assets

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Operations:
Net investment income	$8,087,659	$727,620
Net realized gain (loss) on investments	24,486,602	(396,031)
Net change in unrealized appreciation	162,690,651	15,519,293
Net increase in net assets resulting from operations	195,264,912	15,850,882
Dividends and distributions to shareholders:
Dividends and distributions	(1,586,453)	—
Decrease in net assets resulting from distributions paid	(1,586,453)	—
Fund share transactions:
Shares sold	1,381,190,358	164,429,552
Shares redeemed	(167,483,187)	—
Net increase in net assets from share transactions	1,213,707,171	164,429,552
Net increase in net assets	$1,407,385,630	$180,280,434
Net Assets:
Beginning of year/period	$180,280,434	$—
End of year/period	$1,587,666,064	$180,280,434
Change in shares outstanding:
Shares sold	44,150,000	6,575,000
Shares redeemed	(4,975,000)	—
Net increase	39,175,000	6,575,000

(1)	The Fund commenced operations on May 2, 2023.
The accompanying notes are an integral part of these financial statements.

96

ActivePassive Core Bond ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$29.18	$30.00
Income from investment operations:
Net investment income(2)	1.18	0.35
Net realized and unrealized gain (loss)(5)	0.81	(0.93)
Total from investment operations	1.99	(0.58)
Less distributions paid:
Dividends from net investment income	(1.11)	(0.24)
Total distributions paid	(1.11)	(0.24)
Net asset value, end of period/year	$30.06	$29.18
Total return(3)(6)	7.02%	−1.96%
Ratios/supplemental data
Net assets, end of period/year (000’s)	$737,983	$99,933
Ratio of expenses to average net assets(4)	0.35%	0.35%
Ratio of net investment income to average net assets(4)	4.03%	3.58%
Portfolio turnover rate(3)	125.2%	12.7%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 7.05% for the year ended August 31, 2024 and -1.80% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

97

ActivePassive Intermediate Municipal Bond ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$24.39	$25.00
Income from investment operations:
Net investment income(2)	0.60	0.17
Net realized and unrealized gain (loss)(5)	0.47	(0.66)
Total from investment operations	1.07	(0.49)
Less distributions paid:
Dividends from net investment income	(0.53)	(0.12)
Total distributions paid	(0.53)	(0.12)
Net asset value, end of period/year	$24.93	$24.39
Total return(3)(6)	4.47%	−1.94%
Ratios/supplemental data
Net assets, end of period/year (000’s)	$139,630	$30,490
Ratio of expenses to average net assets(4)	0.35%	0.35%
Ratio of net investment income to average net assets(4)	2.45%	2.14%
Portfolio turnover rate(3)	104.4%	0.0%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 4.63% for the year ended August 31, 2024 and -1.93% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

98

ActivePassive International Equity ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$25.25	$24.73
Income from investment operations:
Net investment income(2)	0.81	0.20
Net realized and unrealized gain(5)	3.95	0.32
Total from investment operations	4.76	0.52
Less distributions paid:
Dividends from net investment income	(0.17)	—
Total distributions paid	(0.17)	—
Net asset value, end of period/year	$29.84	$25.25
Total return(3)(6)	18.90%	2.12%
Ratios/supplemental data
Net assets, end of period/year (000’s)	$801,136	$77,022
Ratio of expenses to average net assets(4)	0.45%	0.45%
Ratio of net investment income to average net assets(4)	2.88%	2.39%
Portfolio turnover rate(3)	63.2%	15.1%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 18.93% for the year ended August 31, 2024 and 2.16% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

99

ActivePassive U.S. Equity ETF
Financial highlights

Per share data for a share outstanding throughout each period/year

	Year Ended August 31, 2024	Period Ended August 31, 2023(1)
Net asset value, beginning of period/year	$27.42	$24.75
Income from investment operations:
Net investment income(2)	0.33	0.12
Net realized and unrealized gain(5)	7.07	2.55
Total from investment operations	7.40	2.67
Less distributions paid:
Dividends from net investment income	(0.12)	—
Total distributions paid	(0.12)	—
Net asset value, end of period/year	$34.70	$27.42
Total return(3)(6)	27.08%	10.78%
Ratios/supplemental data
Net assets, end of period/year (000’s)	$1,587,666	$180,280
Ratio of expenses to average net assets(4)	0.30%	0.30%
Ratio of net investment income to average net assets(4)	1.02%	1.39%
Portfolio turnover rate(3)	55.0%	8.9%

(1)	Fund commenced operations on May 2, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 26.73% for the year ended August 31, 2024 and 10.95% for the period ended August 31, 2023.

The accompanying notes are an integral part of these financial statements.

100

ActivePassive ETFs
Notes to financial statements
August 31, 2024
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the ActivePassive ETFs (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objective and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF”) is to provide current income consistent with low volatility of principal. The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal. The investment objective of each of the ActivePassive International Equity ETF (“International Equity ETF”) and the ActivePassive U.S. Equity ETF (“U.S. Equity ETF”) is to provide long-term capital appreciation. Each Fund commenced operations on May 2, 2023.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Investment Valuation. Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Odd lots may trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.
Forward foreign currency contracts are valued at the mean between the bid and asked prices.

101

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
If market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2024:
ActivePassive Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Securities	$—	$247,896,860	$ —	$247,896,860
Exchange Traded Funds	193,191,060	—	—	193,191,060
Corporate Bonds*	—	125,187,587	—	125,187,587
Agency Commercial Mortgage Backed Securities	—	63,897,492	—	63,897,492
Foreign Corporate Bonds*	—	42,354,345	—	42,354,345
Asset-Backed Securities	—	18,698,760	—	18,698,760
Collateralized Mortgage Obligations	—	15,633,894	—	15,633,894
U.S. Government Agency Issues	—	7,734,322	—	7,734,322
Foreign Government Agency Issues	—	7,189,305	—	7,189,305
Foreign Government Debt Obligations	—	5,977,115	—	5,977,115
Non-Agency Commercial Mortgage Backed Securities	—	1,340,713	—	1,340,713
Municipal Bonds	—	269,127	—	269,127
Money Market Funds	5,499,161	—	—	5,499,161
Total Investments	$ 198,690,221	$536,179,520	$—	$ 734,869,741

*	For further breakdown by industry, please refer to the Schedule of Investments.

102

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
The Fund did not hold any Level 3 securities during the year ended August 31, 2024.
ActivePassive Intermediate Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$129,610,040	$ —	$129,610,040
Exchange Traded Funds	6,428,760	—	—	6,428,760
Money Market Funds	5,597,851	—	—	5,597,851
Total Investments	$ 12,026,611	$129,610,040	$—	$ 141,636,651

The Fund did not hold any Level 3 securities during the year ended August 31, 2024.
ActivePassive International Equity ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$ 792,554,803	$ —	$ —	$792,554,803
Preferred Stocks*	592,451	—	—	592,451
Money Market Funds	7,828,811	—	—	7,828,811
Total Investments	$800,976,065	$—	$—	$ 800,976,065

*	For further breakdown by industry, please refer to the Schedule of Investments.
The Fund did not hold any Level 3 securities during the year ended August 31, 2024.
ActivePassive U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$1,458,053,591	$ —	$ —	$1,458,053,591
Exchange Traded Funds	74,671,089	—	—	74,671,089
Real Estate Investment Trusts*	42,217,609	—	—	42,217,609
Money Market Funds	6,837,946	—	—	6,837,946
Total Investments	$1,581,780,235	$—	$—	$1,581,780,235

*	For further breakdown by industry, please refer to the Schedule of Investments.
The Fund did not hold any Level 3 securities during the year ended August 31, 2024.
The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.
The Funds did not hold derivative instruments during the year ended August 31, 2024.

103

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
(b) Foreign Securities and Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c) Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the year ended August 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2023.
(d) Distributions to Shareholders. The Funds will distribute net investment income and net realized capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
(e) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.
(g) Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

104

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
(h) Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.
(i) LIBOR Transition. Certain instruments in which the Funds may invest previously relied in some fashion upon the London Interbank Offered Rate (LIBOR). As of June 30, 2023, the ICE Benchmark Administration (“IBA”), as LIBOR administrator, ceased publication of U.S. dollar (“USD”) LIBOR for the most common tenors (overnight and one, three, six and twelve months), and as of December 31, 2021, the IBA had ceased publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR. Until September 30, 2024, the IBA continued publishing the one-month, three-month and six-month USD LIBOR tenors using a synthetic methodology that is permanently unrepresentative of the underlying markets such tenors previously sought to measure. The U.S. Congress passed the Adjustable Interest Rate (LIBOR) Act on March 15, 2022. The LIBOR Act replaces references to LIBOR for U.S. contracts that did not mature before June 30, 2023 with benchmark replacements based on the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities and is published daily by the Federal Reserve Bank of New York. The benchmark replacement rate may not have the same value or economic equivalence as LIBOR. The transition from LIBOR could have a significant impact on the financial markets, including increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments. The transition to an alternative interest rate may not be orderly, may occur over various time periods or may have unintended consequences.
(3) Federal Tax Matters
The tax character of distributions paid to shareholders were as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains
ActivePassive Core Bond ETF
Year Ended August 31, 2024	$12,746,578	$—	$ —
Year Ended August 31, 2023	$765,963	$—	$ —
ActivePassive Intermediate Municipal Bond ETF
Year Ended August 31, 2024	$462,948	$1,233,395	$—
Year Ended August 31, 2023	$22,927	$125,954	$ —
ActivePassive International Equity ETF
Year Ended August 31, 2024	$1,177,040	$—	$—
Year Ended August 31, 2023	$—	$—	$ —
ActivePassive U.S. Equity ETF
Year Ended August 31, 2024	$1,586,453	$—	$—
Year Ended August 31, 2023	$—	$—	$ —

105

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
As of August 31, 2024, the components of distributable earnings (deficit) for income tax purposes were as follows:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Cost basis of investments for federal income tax purposes	$719,819,888	$141,140,572	$745,342,050	$1,407,412,859
Gross tax unrealized appreciation	$16,886,794	$900,341	$81,406,070	$194,971,843
Gross tax unrealized depreciation	(1,836,941)	(404,262)	(25,772,055)	(20,604,467)
Net tax unrealized appreciation	$15,049,853	$496,079	$55,634,015	$174,367,376
Undistributed ordinary income	$3,814,655	$—	$12,909,615	$7,228,826
Undistributed tax exempt income	—	312,812	—	—
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	$3,814,655	$312,812	$12,909,615	$7,228,826
Other accumulated loss	—	(62,979)	(4,021,833)	(3,594,348)
Total accumulated earnings	$18,864,508	$745,912	$64,521,797	$178,001,854

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments and PFIC mark-to-market adjustments.
At August 31, 2024, the Funds had capital loss carryovers as follows:

	CLCO Utilized In Current Year	CLCO Outstanding Current Year	Character
ActivePassive Core Bond ETF	$207,824	$ —	Short-Term
ActivePassive Intermediate Municipal Bond ETF	—	60,151	Short-Term
	—	2,828	Long-Term
ActivePassive International Equity ETF	—	4,021,833	Short-Term
ActivePassive U.S. Equity ETF	—	3,594,348	Short-Term

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2024, the following reclassifications were made for permanent tax differences due to redemption in kind on the Statements of Assets and Liabilities:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Total distributable earnings	$ —	$(161,677)	$(5,039,068)	$(31,527,487)
Paid-in capital	—	161,677	5,039,068	31,527,487

(4) Investment Adviser
The Trust, on behalf of the ActivePassive ETFs (“ETFs”), has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the ETFs. Pursuant to the ETF Agreement, the Core Bond ETF, Intermediate Municipal Bond ETF, International Equity ETF and U.S. Equity ETF pay a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.35%, 0.35%, 0.45% and 0.30%, respectively, of the ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the ETFs except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage

106

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETFs under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Sub-advisory services are provided to the ETFs, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the subadvisers based on each ETF’s average daily net assets.
ActivePassive Core Bond ETF
Neuberger Berman Investment Advisers LLC
Sage Advisory Services, Ltd Co.
ActivePassive Intermediate Municipal Bond ETF
GW&K Investment Management, LLC
ActivePassive International Equity ETF
AllianceBernstein L.P. (Terminated on August 29, 2024)
Causeway Capital Management LLC
Lazard Asset Management LLC (Effective August 29, 2024)
ActivePassive U.S. Equity ETF
The London Company of Virginia, LLC (Effective August 29, 2024)
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under an agreement with the ActivePassive ETFs. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser pursuant to the terms of the ETF Agreement.
(6) Creation and Redemption Transactions
Shares of the ActivePassive ETFs are listed and traded on the NYSE Arca, Inc. The ActivePassive ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each ActivePassive ETF will be equal to the ActivePassive ETF’s total assets minus the ActivePassive ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ActivePassive ETFs. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ActivePassive ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

107

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each ActivePassive ETF is $500.
An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.25% of the value of the order will be charged by each ActivePassive ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each ActivePassive ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the ActivePassive ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ActivePassive ETFs and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of each ActivePassive ETF will be issued to such authorized participant notwithstanding the fact that the ActivePassive ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ActivePassive ETFs or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ActivePassive ETFs for losses, if any.
(7) Investment Transactions
Purchases and sales of investment securities (excluding short-term instruments) for the year ended August 31, 2024 are summarized below.

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Purchases:
U.S. Government	$391,390,954	$—	$—	$—
Other	668,367,310	187,752,519	252,996,115	434,918,094
Total Purchases	$1,059,758,264	$ 187,752,519	$ 252,996,115	$434,918,094
Sales
U.S. Government	$125,194,997	$—	$—	$—
Other	330,897,960	68,404,880	170,229,509	265,936,954
Total Sales	$456,092,957	$68,404,880	$170,229,509	$265,936,954

The above ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the year ended August 31, 2024, the Intermediate Municipal Bond ETF had $0 of creations in-kind and $13,567,334 of redemptions in-kind, the International Equity ETF had $639,590,758 of creations in-kind and $64,567,283 of redemptions in-kind, and the U.S. Equity ETF had $1,207,221,971 of creations in-kind and $167,278,283 of redemptions in-kind.
(8) Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union

108

ActivePassive ETFs
Notes to financial statements(Cont’d)
August 31, 2024
imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
(9) Subsequent Events
The ActivePassive Core Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
9/3/2024	9/3/2024	9/4/2024	$0.10010885	$2,457,672
10/1/2024	10/1/2024	10/2/2024	$0.10146865	$2,513,886

The ActivePassive Intermediate Municipal Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
9/3/2024	9/3/2024	9/4/2024	$0.05508930	$ 308,500
10/1/2024	10/1/2024	10/2/2024	$0.05188479	$298,338

The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2024 through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.
On July 11, 2024, Envestnet, Inc. (the “Company”), the parent company of the Adviser, agreed to be acquired by vehicles managed or advised by Bain Capital Private Equity, LP, a Delaware limited partnership and private equity firm (“Bain”), and certain minority co-investors, pursuant to which Bain will acquire, through its ownership of the Company, a majority ownership equity stake in the Adviser (the “Transaction”). The closing of the Transaction is expected in the fourth quarter of 2024.
On October 17, 2024, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, approved an interim advisory agreement between the Trust and the Adviser with respect to the Funds. Additionally, the Board approved new investment sub-advisory agreements between the Adviser and each respective sub-adviser with respect to the Funds. The Board also approved a new investment advisory agreement between the Trust and the Adviser with respect to the Funds, which will be submitted to the respective Fund's shareholders for approval at a shareholder meeting to be held on January 8, 2025. The Funds' shareholders will receive a proxy statement in the fourth quarter of 2024 related to the Transaction.

109

ActivePassive ETFs
Report of independent registered public accounting firm
August 31, 2024
To the Shareholders of ActivePassive ETFs and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ActivePassive ETFs comprising the funds listed below (the “Funds”), each a series of Trust for Professional Mangers, as of August 31, 2024, the related statements of operations and changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF, and ActivePassive U.S. Equity ETF	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period from May 2, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2024

110

ActivePassive ETFs
Investment advisory agreement (Unaudited)
Basis for trustees’ approval of investment advisory agreement
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the ActivePassive Core Bond ETF, the ActivePassive Intermediate Municipal Bond ETF, the ActivePassive International Equity ETF and the ActivePassive U.S. Equity ETF (collectively, the “ActivePassive ETFs” or the “Funds”), each a series of the Trust, and Envestnet Asset Management, Inc., the Funds’ investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 20, 2024 (the “June 20, 2024 Meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and total and net annual fund operating expense ratios of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2025.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of each of the Funds, including its recommendations with respect to the hiring, termination or replacement of one or more sub-advisers to the Funds and its oversight of investment strategies implemented by any such sub-advisers. The Trustees also considered the qualifications, experience and responsibilities of Brandon R. Thomas, Janis Zvingelis, Greg Classen, and Tim Murphy, who serve as co-portfolio managers for the ActivePassive U.S. Equity ETF and for the segment of the assets managed by the Adviser for each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF and ActivePassive International Equity ETF, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program and oversight of the compliance program of each Fund’s sub-adviser(s), as applicable. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the ActivePassive ETFs Advisory Agreement and managing each Fund under the “manager of managers” structure and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

111

ActivePassive ETFs
Investment advisory agreement (Unaudited)(Cont’d)
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF for the quarter and since inception periods ended March 31, 2024. The Trustees also reviewed supplemental performance information of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF for the one-year period ended June 30, 2024. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Aggregate Bond Index for the ActivePassive Core Bond ETF, the Bloomberg Muni 1-10 Year Blend Total Return Index for the ActivePassive Intermediate Municipal Bond ETF, the S&P Classic ADR Composite Index (USD) NTR Index for the ActivePassive International Equity ETF, and the CRSP U.S. Total Market Total Return Index for the ActivePassive U.S. Equity ETF) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as any of the Funds.
The Trustees reviewed the ActivePassive Core Bond ETF’s performance for the one-year period ended June 30, 2024 as compared to its peer group. The Trustees noted that for each of the quarter and since inception periods ended March 31, 2024, the ActivePassive Core Bond ETF had outperformed the Bloomberg US Aggregate Bond Index.
The Trustees reviewed the ActivePassive Intermediate Municipal Bond ETF’s performance for the one-year period ended June 30, 2024 as compared to its peer group. The Trustees noted that for each of the quarter and since inception periods ended March 31, 2024, the ActivePassive Intermediate Municipal Bond ETF had underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index.
The Trustees reviewed the ActivePassive International Equity ETF’s performance for the one-year period ended June 30, 2024 as compared to its peer group. The Trustees noted that for each of the quarter and since inception periods ended March 31, 2024, the ActivePassive International Equity ETF had outperformed the S&P Classic ADR Composite Index (USD) NTR Index.
The Trustees reviewed the ActivePassive U.S. Equity ETF’s performance for the one-year period ended June 30, 2024 as compared to its peer group. The Trustees noted that for each of the quarter and since inception periods ended March 31, 2024, the ActivePassive U.S. Equity ETF had outperformed the CRSP US Total Market Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions and that the Adviser has developed the necessary expertise and resources in selecting and managing the sub-advisers to each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF and ActivePassive International Equity ETF and providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees took into consideration that each Fund’s management fee was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by each Fund, except the unitary management fee payable to the Adviser and certain other excluded expenses of the Funds. The Trustees reviewed the related statistical information and other materials provided, including data compared to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. intermediate core plus bond exchange-traded funds for the ActivePassive Core Bond ETF, U.S. municipal national intermediate exchange-traded funds for the ActivePassive Intermediate Municipal Bond ETF, U.S. foreign large-cap blend exchange-traded funds for the ActivePassive International Equity ETF, and U.S. large-cap blend funds for the ActivePassive U.S. Equity ETF) (each, a “Barrington Cohort”). In reviewing each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, and

112

ActivePassive ETFs
Investment advisory agreement (Unaudited)(Cont’d)
ActivePassive International Equity ETF fees and total expense structure, the Trustees took into account each Fund’s “manager of managers” structure, noting that the Adviser pays each Fund’s sub-advisory fees out of its own management fees, and that the Funds were not directly responsible for payment of any sub-advisory fees.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices, noting that the Adviser makes no effort to seek soft dollar arrangements. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 20, 2024 meeting and the August 15, 2024 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the ActivePassive Core Bond ETF’s contractual management fee of 0.35% was below the Barrington Cohort average of 0.45%. The Trustees further noted that the Fund’s total expense ratio of 0.35% (which includes dividends and other expenses on securities sold short) was below the Barrington Cohort average of 0.46%.
The Trustees noted that the ActivePassive Intermediate Municipal Bond ETF’s contractual management fee of 0.35% was below the Barrington Cohort average of 0.39%. The Trustees further noted that the Fund’s total expense ratio of 0.35% (which includes dividends and other expenses on securities sold short) was below the Barrington Cohort average of 0.46%.
The Trustees noted that the ActivePassive International Equity ETF’s contractual management fee of 0.45% was below the Barrington Cohort average of 0.48%. The Trustees further noted that the Fund’s total expense ratio of 0.45% (which includes dividends and other expenses on securities sold short) was above the Barrington Cohort average of 0.43%.
The Trustees noted that the ActivePassive U.S. Equity ETF’s contractual management fee of 0.30% was below the Barrington Cohort average of 0.52%. The Trustees further noted that the Fund’s total expense ratio of 0.30% (which includes dividends and other expenses on securities sold short) was below the Barrington Cohort average of 0.55%.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information and, with respect to each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, and ActivePassive International Equity ETF, considering each Fund’s “manager-of-managers” structure. The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the ActivePassive U.S. Equity ETF was not excessive, and that the remaining ETFs were not yet profitable, and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that each Fund’s management fee structure did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

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CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2025 as being in the best interests of each Fund and its shareholders.
ActivePassive Core Bond ETF – Investment Sub-Advisory Agreements
In considering the renewal of the sub-advisory agreements between the ActivePassive Core Bond ETF’s investment adviser, Envestnet Asset Management, Inc. (“Envestnet”), and the Fund’s sub-advisers, Neuberger Berman Investment Advisers LLC (“NBIA”) and Sage Advisory Services, Ltd., Co. (“Sage”), the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by NBIA and Sage to the Fund. The Trustees considered NBIA’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of David M. Brown, Thanos Bardas, Nathan Kush and Olumide Owolabi, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by NBIA, and other key personnel at NBIA. The Trustees noted that NBIA was responsible for managing approximately 20% of the Fund’s portfolio. The Trustees next considered Sage’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Robert G. Smith III and Thomas H. Urano, who serve as the portfolio managers for the segment of the Fund’s assets managed by Sage, and other key personnel at Sage. The Trustees noted that Sage was responsible for managing approximately 15% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by each of NBIA and Sage at the June 20, 2024 meeting and the August 15, 2024 meeting at which each Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of NBIA and Sage. The Trustees concluded that each of NBIA and Sage had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of NBIA and Sage to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by each of NBIA and Sage, respectively. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by NBIA for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by NBIA on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Aggregate Bond Index) and in comparison to a separate sub-advised fund with similar investment strategies to that utilized by NBIA in managing its segment of the Fund’s portfolio. The Trustees noted that for the quarter and since inception periods ended March 31, 2024, the segment of the Fund’s portfolio managed by NBIA outperformed the benchmark index. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Sage for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Sage on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Intermediate Government/Credit Bond Index) and in comparison to a separate composite of separately-managed accounts of Sage with similar investment strategies to that utilized by Sage in managing its segment of the Fund’s portfolio. The Trustees noted that for the quarter and since inception periods ended March 31, 2024, the segment of the Fund’s portfolio managed by Sage outperformed the benchmark index.

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After considering all the information, the Trustees concluded that the performance obtained by each of NBIA and Sage for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of NBIA and Sage.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to each of NBIA and Sage under the respective Sub-Advisory Agreement. The Trustees noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of NBIA and Sage. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of NBIA and Sage. Consequently, the Trustees did not consider the costs of services provided by each of NBIA and Sage or the profitability of each relationship with the Fund to be material factors for consideration given that NBIA and Sage are not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to NBIA and Sage by Envestnet were reasonable in light of the services provided by each of NBIA and Sage.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of NBIA and Sage are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of NBIA and Sage from its association with the Fund. The Trustees concluded that the benefits that each of NBIA and Sage may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Sub-Advisory Agreement with each of NBIA and Sage, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Sub-Advisory Agreement with each of NBIA and Sage for an additional one-year term ending August 31, 2025 as being in the best interests of the Fund and its shareholders.
ActivePassive Intermediate Municipal Bond ETF – Investment Sub-Advisory Agreement
In considering the renewal of the sub-advisory agreement between the ActivePassive Intermediate Municipal Bond ETF’s investment adviser, Envestnet Asset Management, Inc. (“Envestnet”), and the Fund’s sub-adviser, GW&K Investment Management, LLC (“GW&K”), the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY GW&K
The Trustees considered the nature, extent and quality of services provided by GW&K to the Fund. The Trustees considered GW&K’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of John B. Fox, Kara M. South, Martin R. Tourigny, and Brian T. Moreland, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by GW&K, and other key personnel at GW&K. The Trustees noted that GW&K was responsible for managing approximately 25% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by GW&K at the June 20, 2024 meeting and the August 15, 2024 meeting at which the Sub-Advisory Agreement was formally considered, relating to the investment objective and

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strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by GW&K that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for GW&K. The Trustees concluded that GW&K had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by GW&K to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND GW&K
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by GW&K. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by GW&K for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by GW&K on both an absolute basis and in comparison to a benchmark index (the Bloomberg 1-10 Year Municipal Blend Index) and in comparison to a separate composite of separately-managed accounts of GW&K with similar investment strategies to that utilized by GW&K in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by GW&K underperformed the benchmark index for the quarter ended March 31, 2024, and outperformed the benchmark index for the since inception period ended March 31, 2024.
After considering all the information, the Trustees concluded that the performance obtained by GW&K for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by GW&K.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY GW&K
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to GW&K under the Sub-Advisory Agreement. The Trustees noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the quality of the services performed by GW&K. Since the sub-advisory fees are paid by Envestnet, the overall advisory fees paid by the Fund is not directly affected by the sub-advisory fee paid to GW&K. Consequently, the Trustees did not consider the costs of services provided by GW&K or the profitability of the relationship with the Fund to be material factors for consideration given that GW&K is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to GW&K by Envestnet were reasonable in light of the services provided by GW&K.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to GW&K are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by GW&K from its association with the Fund. The Trustees concluded that the benefits that GW&K may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Sub-Advisory Agreement with GW&K, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Sub-Advisory Agreement with GW&K for an additional one-year term ending August 31, 2025 as being in the best interests of the Fund and its shareholders.

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ActivePassive International Equity ETF – Investment Sub-Advisory Agreement
In considering the renewal of the sub-advisory agreement between the ActivePassive International Equity ETF’s investment adviser, Envestnet Asset Management, Inc. (“Envestnet”), and the Fund’s sub-adviser, Causeway Capital Management LLC (“Causeway”), the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY CAUSEWAY
The Trustees considered the nature, extent and quality of services provided by Causeway to the Fund. The Trustees considered Causeway’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Sarah Ketterer, Harry Hartford, Jonathan Eng, Conor Muldoon, Alessandro Valentini, Ellen Lee, Steven Nguyen, and Brian Woonhyung Cho, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by Causeway, and other key personnel at Causeway. The Trustees noted that Causeway was responsible for managing approximately 10% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by Causeway at the June 20, 2024 meeting and the August 15, 2024 meeting at which the Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by Causeway that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for Causeway. The Trustees concluded that Causeway had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by Causeway to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND CAUSEWAY
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by Causeway. The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Causeway for the quarter and since inception periods ended March 31, 2024. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Causeway on both an absolute basis and in comparison to a benchmark index (the MSCI EAFE Index) and in comparison to a separate composite of separately-managed accounts of Causeway with similar investment strategies to that utilized by Causeway in managing its segment of the Fund’s portfolio. The Trustees noted that for the quarter and since inception periods ended March 31, 2024, the segment of the Fund’s portfolio managed by Causeway underperformed the benchmark index.
After considering all the information, the Trustees concluded that the performance obtained by Causeway for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by Causeway.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY CAUSEWAY
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to Causeway under the Sub-Advisory Agreement. The Trustees noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the quality of the services performed by Causeway. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to Causeway. Consequently, the Trustees did not consider the costs of services provided by Causeway or the profitability of the relationship with the Fund to be material factors for consideration given that Causeway is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Causeway by Envestnet were reasonable in light of the services provided by Causeway.

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4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to Causeway are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by Causeway from its association with the Fund. The Trustees concluded that the benefits that Causeway may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Sub-Advisory Agreement with Causeway, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Sub-Advisory Agreement with Causeway for an additional one-year term ending August 31, 2025 as being in the best interests of the Fund and its shareholders.
BASIS FOR TRUSTEES’ APPROVAL OF INITIAL INVESTMENT SUB-ADVISORY AGREEMENTS
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the initial approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between Envestnet Asset Management, Inc. (identified hereinafter as “Envestnet” or the “Adviser”), on behalf of the ActivePassive U.S. Equity ETF and the ActivePassive International Equity ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and each of the Fund’s sub-advisers, The London Company of Virginia, LLC (“London Company”), and Lazard Asset Management LLC (“Lazard”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”), respectively.
Prior to this meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics) and other pertinent information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved each Sub-Advisory Agreement for an initial two-year term.
ActivePassive U.S. Equity ETF – London Company
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY LONDON COMPANY TO THE FUND
The Trustees considered the nature, extent and quality of services to be provided by London Company to the Fund. The Trustees considered London Company’s specific responsibilities in all aspects of day-to-day management of a portion of the Fund’s assets, as well as the qualifications, experience and responsibilities of J. Brian Campbell, Stephen M. Goddard, and Samuel D. Hutchings, who would serve as the portfolio managers for the segment of the Fund’s portfolio managed by London Company, and other key personnel at London Company. The Trustees noted that London Company would be responsible for managing approximately 8% of the Fund’s portfolio.
The Trustees also considered information provided by London Company and included in a due diligence questionnaire, relating to London Company’s investment strategies for the Fund, brokerage practices and compliance and risk management programs. The Trustees noted any services to be provided by London Company that extended beyond portfolio management. The Trustees also considered the overall financial condition of London Company, as well as the implementation and operational effectiveness of the firm’s business continuity plan. The Trustees concluded that

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London Company had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the London Company Sub Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by London Company to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND LONDON COMPANY
The Trustees did not consider the investment performance of the Fund, as London Company had not yet started managing a segment of the Fund’s portfolio. However, in assessing the portfolio management services to be provided by London Company, the Board considered the qualifications, background and experience of the portfolio managers and the performance of a composite of other separately-managed accounts of London Company that utilize a similar investment strategy to that which would be utilized by London Company to manage its segment of the Fund’s portfolio. After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from London Company’s management of Fund assets.
3. COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY LONDON COMPANY
The Trustees considered the cost of services and the structure of the proposed sub-advisory fee schedule for London Company under the London Company Sub-Advisory Agreement. The Trustees noted that Envestnet had confirmed to the Trustees that the sub-advisory fees payable under the London Company Sub-Advisory Agreement were reasonable in light of the quality of services to be performed by London Company. Since the sub-advisory fees would be paid by Envestnet, the overall advisory fee paid by the Fund would not be directly affected by London Company’s sub-advisory fee. Consequently, the Trustees did not consider the costs of services to be provided by London Company or its profitability from its relationship with the Fund to be material factors for consideration given that London Company is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arms-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to London Company by Envestnet were reasonable in light of the services to be provided by London Company under the London Company Sub-Advisory Agreement.
4. EXTENT OF ECONOMIES OF SCALE TO BE REALIZED
Since the sub-advisory fees payable to London Company would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by London Company from its association with the Fund. The Trustees concluded that the benefits that London Company may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The recommendation to hire London Company was made by Envestnet in the ordinary course of its ongoing evaluation of potential sub-advisers for the Fund. Importantly, the recommendation to hire London Company to manage a portion of the Fund’s assets was based on an evaluation of the qualifications of London Company’s investment personnel, investment philosophy and process and long-term performance results, among other factors, including Envestnet’s analysis that London Company’s investment strategy is complementary to the investment strategy of the Fund.
The Trustees considered all of the foregoing factors. In considering the London Company Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, concluded the approval of the London Company Sub-Advisory Agreement, including the sub-advisory fees, would be in the best interests of the Fund and its shareholders.

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ActivePassive International Equity ETF - Lazard
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY LAZARD TO THE FUND
The Trustees considered the nature, extent and quality of services to be provided by Lazard to the Fund. The Trustees considered Lazard’s specific responsibilities in all aspects of day-to-day management of a portion of the Fund’s assets, as well as the qualifications, experience and responsibilities of Louis Florentin-Lee, Barnaby Wilson, and Rob Failla, who would serve as the portfolio managers for the segment of the Fund’s portfolio managed by Lazard, and other key personnel at Lazard. The Trustees noted that Lazard would be responsible for managing approximately 10% of the Fund’s portfolio.
The Trustees also considered information provided by Lazard and included in a due diligence questionnaire, relating to Lazard’s investment strategies for the Fund, brokerage practices and compliance and risk management programs. The Trustees noted any services to be provided by Lazard that extended beyond portfolio management. The Trustees also considered the overall financial condition of Lazard, as well as the implementation and operational effectiveness of the firm’s business continuity plan. The Trustees concluded that Lazard had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the Lazard Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Lazard to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND LAZARD
The Trustees did not consider the investment performance of the Fund, as Lazard had not yet started managing a segment of the Fund’s portfolio. However, in assessing the portfolio management services to be provided by Lazard, the Board considered the qualifications, background and experience of the portfolio managers and the performance of a composite of other separately-managed accounts of Lazard that utilize a similar investment strategy to that which would be utilized by Lazard to manage its segment of the Fund’s portfolio. After considering all of the information presented to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from Lazard’s management of Fund assets.
3. COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY LAZARD
The Trustees considered the cost of services and the structure of the proposed sub-advisory fee schedule for Lazard under the Lazard Sub-Advisory Agreement. The Trustees noted that Envestnet had confirmed to the Trustees that the sub-advisory fees payable under the Lazard Sub-Advisory Agreement were reasonable in light of the quality of services to be performed by Lazard. Since the sub-advisory fees would be paid by Envestnet, the overall advisory fee paid by the Fund would not be directly affected by Lazard’s sub-advisory fee. Consequently, the Trustees did not consider the costs of services to be provided by Lazard or its profitability from its relationship with the Fund to be material factors for consideration given that Lazard is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arms-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Lazard by Envestnet were reasonable in light of the services to be provided by Lazard under the Lazard Sub-Advisory Agreement.
4. EXTENT OF ECONOMIES OF SCALE TO BE REALIZED
Since the sub-advisory fees payable to Lazard would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by Lazard from its association with the Fund. The Trustees concluded that the benefits that Lazard may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

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CONCLUSION
The recommendation to hire Lazard was made by Envestnet in the ordinary course of its ongoing evaluation of current and potential sub-advisers for the Fund. Importantly, the recommendation to hire Lazard to manage a portion of the Fund’s assets was based on an evaluation of the qualifications of Lazard’s investment personnel, investment philosophy and process and long-term performance results, among other factors, including Envestnet’s analysis that Lazard’s investment strategy is complementary to the investment strategy of Fund’s other sub-adviser.
The Trustees considered all of the foregoing factors. In considering the Lazard Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, concluded the approval of the Lazard Sub-Advisory Agreement, including the sub-advisory fees, would be in the best interests of the Fund and its shareholders.

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Additional Information (Unaudited)
Tax Information
For the fiscal year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	95.40%
ActivePassive U.S. Equity ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024 was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	100.00%

For the fiscal year ended August 31, 2024, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	0.00%

For the fiscal year ended August 31, 2024, the Funds earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Code, as follows:

	Gross Foreign Income	Foreign Tax Paid
ActivePassive International Equity ETF	$14,002,588	$(1,182,122)

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Investment Adviser
Envestnet Asset Management, Inc.
150 North Riverside Plaza, Suite 2050
Chicago, Illinois 60606
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
324 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	10/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	10/29/2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	10/29/2024

* Print the name and title of each signing officer under his or her signature.